UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Sovereign Investors Fund

Semiannual report 4/30/14

John Hancock INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	4-30-14	4-30-14

Class A	8.58	12.75	5.08	0.92	8.58	82.23	64.10	1.56	1.55

Class B	10.08	12.89	5.03	2.61	10.08	83.31	63.31	0.63	0.62

Class C	12.85	13.14	4.89	5.21	12.85	85.37	61.13	0.62	0.61

Class I2	14.62	14.36	6.08	6.31	14.62	95.56	80.42	2.11	2.10

Index†	20.44	19.14	7.67	8.36	20.44	140.02	109.32	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.12	1.82	1.82	0.80

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P 500 Index.

See the following page for footnotes.

6	Sovereign Investors Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-04	$16,331	$16,331	$20,932

Class C3	4-30-04	16,113	16,113	20,932

Class I2	4-30-04	18,042	18,042	20,932

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yields would have been without the effects of reimbursements and waivers.

2 For certain types of investors, as described in the fund’s prospectus.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,062.20	$6.08	1.19%

Class B	1,000.00	1,058.20	9.65	1.89%

Class C	1,000.00	1,058.60	9.65	1.89%

Class I	1,000.00	1,063.10	4.55	0.89%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,018.90	$5.96	1.19%

Class B	1,000.00	1,015.40	9.44	1.89%

Class C	1,000.00	1,015.40	9.44	1.89%

Class I	1,000.00	1,020.40	4.46	0.89%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 Holdings (39.5% of Net Assets on 4-30-14)[1,2]

Apple, Inc.	5.0%	Facebook, Inc., Class A	3.7%

QUALCOMM, Inc.	4.7%	Lennar Corp., Class A	3.5%

JPMorgan Chase & Company	4.7%	American International Group, Inc.	3.1%

Amazon.com, Inc.	4.7%	The Goldman Sachs Group, Inc.	3.0%

Bank of America Corp.	4.2%	EMC Corp.	2.9%

Sector Composition[1,3]

Financials	24.7%	Consumer Staples	5.9%

Information Technology	24.5%	Industrials	5.4%

Consumer Discretionary	16.6%	Health Care	5.2%

Energy	12.8%	Short-Term Investments & Other	4.9%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Sovereign Investors Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 95.1%		$490,645,265

(Cost $440,587,107)

Consumer Discretionary 16.6%		85,671,582

Hotels, Restaurants & Leisure 2.6%

McDonald’s Corp.	78,900	7,998,882

Starbucks Corp.	76,300	5,388,306

Household Durables 6.6%

Lennar Corp., Class A	474,700	18,318,673

NVR, Inc. (I)	9,000	9,693,000

Tempur Sealy International, Inc. (I)	122,800	6,162,104

Internet & Catalog Retail 4.7%

Amazon.com, Inc. (I)	79,200	24,087,096

Specialty Retail 2.7%

CarMax, Inc. (I)	128,100	5,608,218

Lowe’s Companies, Inc.	183,300	8,415,303

Consumer Staples 5.9%		30,592,685

Beverages 4.8%

Diageo PLC, ADR	65,000	7,980,700

PepsiCo, Inc.	123,700	10,624,593

SABMiller PLC	112,992	6,152,523

Tobacco 1.1%

Philip Morris International, Inc.	68,300	5,834,869

Energy 12.8%		66,065,839

Energy Equipment & Services 3.9%

National Oilwell Varco, Inc.	86,700	6,808,551

Schlumberger, Ltd.	132,400	13,445,220

Oil, Gas & Consumable Fuels 8.9%

Apache Corp.	124,500	10,806,600

Cabot Oil & Gas Corp.	154,400	6,064,832

Chevron Corp.	47,300	5,937,096

Exxon Mobil Corp.	58,800	6,021,708

Occidental Petroleum Corp.	120,400	11,528,300

Southwestern Energy Company (I)	113,900	5,453,532

See notes to financial statements	Semiannual report | Sovereign Investors Fund	11

	Shares	Value

Financials 24.7%		$127,507,879

Banks 11.4%

Bank of America Corp.	1,420,300	21,503,342

Citigroup, Inc.	155,000	7,426,050

JPMorgan Chase & Company	435,000	24,351,300

Wells Fargo & Company	115,700	5,743,348

Capital Markets 8.2%

Morgan Stanley	371,500	11,490,495

State Street Corp.	73,500	4,745,160

T. Rowe Price Group, Inc.	128,900	10,586,557

The Goldman Sachs Group, Inc.	97,900	15,646,378

Consumer Finance 1.0%

American Express Company	58,700	5,132,141

Insurance 4.1%

American International Group, Inc.	302,400	16,066,512

Prudential Financial, Inc.	59,700	4,816,596

Health Care 5.2%		26,763,234

Biotechnology 1.7%

Amgen, Inc.	77,800	8,694,150

Health Care Equipment & Supplies 1.4%

Medtronic, Inc.	125,400	7,376,028

Pharmaceuticals 2.1%

Merck & Company, Inc.	182,600	10,693,056

Industrials 5.4%		27,701,864

Aerospace & Defense 1.1%

L-3 Communications Holdings, Inc.	47,500	5,480,075

Air Freight & Logistics 1.2%

United Parcel Service, Inc., Class B	61,300	6,038,050

Industrial Conglomerates 1.9%

General Electric Company	360,500	9,693,845

Professional Services 1.2%

IHS, Inc., Class A (I)	53,800	6,489,894

Information Technology 24.5%		126,342,182

Communications Equipment 4.7%

QUALCOMM, Inc.	309,700	24,376,487

Internet Software & Services 8.1%

Facebook, Inc., Class A (I)	316,200	18,902,436

Google, Inc., Class A (I)	21,600	11,553,408

Google, Inc., Class C (I)	21,600	11,375,856

Semiconductors & Semiconductor Equipment 1.0%

Intel Corp.	192,300	5,132,487

Software 2.8%

Oracle Corp.	355,900	14,549,192

12	Sovereign Investors Fund | Semiannual report	See notes to financial statements

	Shares	Value

Technology Hardware, Storage & Peripherals 7.9%

Apple, Inc.	43,500	$25,668,915

EMC Corp.	573,000	14,783,401

	Par value	Value

Short-Term Investments 7.0%		$36,184,000

(Cost $36,184,000)

Repurchase Agreement 7.0%		36,184,000
Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $36,184,000 on 5-1-14, collateralized by $37,190,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued
at $36,911,075, including interest)	$36,184,000	36,184,000

Total investments (Cost $476,771,107)† 102.1%		$526,829,265

Other assets and liabilities, net (2.1%)		($10,651,347)

Total net assets 100.0%		$516,177,918

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $478,003,485. Net unrealized appreciation aggregated $48,825,780, of which $55,428,495 related to appreciated investment securities and $6,602,715 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $476,771,107)	$526,829,265
Cash	211
Receivable for fund shares sold	1,789,319
Dividends and interest receivable	707,939
Receivable for securities lending income	786
Other receivables and prepaid expenses	33

Total assets	529,327,553

Liabilities

Payable for fund shares repurchased	7,255,358
Distributions payable	5,642,457
Payable to affiliates
Accounting and legal services fees	15,927
Transfer agent fees	59,736
Trustees’ fees	1,867
Other liabilities and accrued expenses	174,290

Total liabilities	13,149,635

Net assets	$516,177,918

Net assets consist of

Paid-in capital	$467,565,444
Accumulated distributions in excess of net investment income	(204,641)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(1,241,043)
Net unrealized appreciation (depreciation) on investments	50,058,158

Net assets	$516,177,918

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($475,328,061 ÷ 39,216,010 shares)[1]	$12.12
Class B ($14,307,669 ÷ 1,188,216 shares)[1]	$12.04
Class C ($17,019,515 ÷ 1,406,742 shares)[1]	$12.10
Class I ($9,522,673 ÷ 785,516 shares)	$12.12

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.76

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Sovereign Investors Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,744,138
Securities lending	14,165
Interest	2,116
Less foreign taxes withheld	(63,454)

Total investment income	6,696,965

Expenses

Investment management fees	1,559,524
Distribution and service fees	900,533
Accounting and legal services fees	56,957
Transfer agent fees	366,134
Trustees’ fees	9,844
State registration fees	76,372
Printing and postage	179,282
Professional fees	109,717
Custodian fees	29,834
Registration and filing fees	27,191
Other	12,918

Total expenses	3,328,306
Less expense reductions	(16,816)

Net expenses	3,311,490

Net investment income	3,385,475

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	169,868,115
Investments in affiliated issuers	8,118
Foreign currency transactions	(2,275)

169,873,958
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(140,061,969)
Investments in affiliated issuers	(8,698)

(140,070,667)

Net realized and unrealized gain	29,803,291

Increase in net assets from operations	$33,188,766

See notes to financial statements	Semiannual report | Sovereign Investors Fund	15

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income	$3,385,475	$7,808,586
Net realized gain	169,873,958	57,620,773
Change in net unrealized appreciation (depreciation)	(140,070,667)	39,014,914

Increase in net assets resulting from operations	33,188,766	104,444,273

Distributions to shareholders
From net investment income
Class A	(3,631,485)	(7,047,962)
Class B	(52,675)	(117,367)
Class C	(61,158)	(115,355)
Class I	(162,846)	(529,587)
From net realized gain
Class A	(204,545,192)	(25,534,017)
Class B	(6,309,768)	(907,203)
Class C	(7,459,540)	(833,710)
Class I	(5,707,669)	(1,763,077)

Total distributions	(227,930,333)	(36,848,278)

From fund share transactions	114,047,295	(29,551,561)

Total increase (decrease)	(80,694,272)	38,044,434

Net assets

Beginning of period	596,872,190	558,827,756

End of period	$516,177,918	$596,872,190

Undistributed (accumulated distributions in excess of) net
investment income	($204,641)	$318,048

16	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.83	$16.81	$15.46	$14.94	$13.84	$12.88
Net investment income[2]	0.11	0.24	0.21	0.15	0.16	0.14
Net realized and unrealized gain
on investments	0.96	2.91	1.52	0.52	1.10	0.96
Total from investment operations	1.07	3.15	1.73	0.67	1.26	1.10
Less distributions
From net investment income	(0.13)	(0.24)	(0.22)	(0.15)	(0.16)	(0.14)
From net realized gain	(7.65)	(0.89)	(0.16)	—	—	—
Total distributions	(7.78)	(1.13)	(0.38)	(0.15)	(0.16)	(0.14)
Net asset value, end of period	$12.12	$18.83	$16.81	$15.46	$14.94	$13.84
Total return (%)[3,4]	6.22[5]	19.84	11.40	4.49	9.12	8.75

Ratios and supplemental data

Net assets, end of period (in millions)	$475	$537	$491	$487	$503	$491
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.20[6]	1.14	1.19	1.17	1.22	1.34
Expenses including reductions	1.19[6]	1.13	1.19	1.17	1.21	1.33
Net investment income	1.27[6]	1.37	1.28	0.97	1.09	1.13
Portfolio turnover (%)	72	33	32	52	48	77

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	17

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.75	$16.74	$15.39	$14.88	$13.78	$12.83
Net investment income[2]	0.05	0.12	0.10	0.04	0.06	0.06
Net realized and unrealized gain
on investments	0.95	2.90	1.52	0.51	1.10	0.95
Total from investment operations	1.00	3.02	1.62	0.55	1.16	1.01
Less distributions
From net investment income	(0.06)	(0.12)	(0.11)	(0.04)	(0.06)	(0.06)
From net realized gain	(7.65)	(0.89)	(0.16)	—	—	—
Total distributions	(7.71)	(1.01)	(0.27)	(0.04)	(0.06)	(0.06)
Net asset value, end of period	$12.04	$18.75	$16.74	$15.39	$14.88	$13.78
Total return (%)[3,4]	5.82[5]	19.03	10.69	3.69	8.40	7.95

Ratios and supplemental data

Net assets, end of period (in millions)	$14	$16	$18	$20	$25	$34
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.90[6]	1.84	1.89	1.86	1.93	2.05
Expenses including reductions	1.89[6]	1.83	1.89	1.86	1.93	2.04
Net investment income	0.59[6]	0.68	0.59	0.28	0.41	0.46
Portfolio turnover (%)	72	33	32	52	48	77

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.80	$16.78	$15.43	$14.91	$13.81	$12.86
Net investment income[2]	0.05	0.12	0.10	0.04	0.05	0.05
Net realized and unrealized gain
on investments	0.96	2.91	1.52	0.52	1.11	0.96
Total from investment operations	1.01	3.03	1.62	0.56	1.16	1.01
Less distributions
From net investment income	(0.06)	(0.12)	(0.11)	(0.04)	(0.06)	(0.06)
From net realized gain	(7.65)	(0.89)	(0.16)	—	—	—
Total distributions	(7.71)	(1.01)	(0.27)	(0.04)	(0.06)	(0.06)
Net asset value, end of period	$12.10	$18.80	$16.78	$15.43	$14.91	$13.81
Total return (%)[3,4]	5.86[5]	19.04	10.65	3.76	8.38	7.93

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$18	$16	$17	$17	$13
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.90[6]	1.83	1.89	1.87	1.91	2.03
Expenses including reductions	1.89[6]	1.83	1.89	1.87	1.91	2.02
Net investment income	0.58[6]	0.67	0.58	0.27	0.38	0.39
Portfolio turnover (%)	72	33	32	52	48	77

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

18	Sovereign Investors Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.85	$16.82	$15.48	$14.96	$13.86	$12.90
Net investment income[2]	0.15	0.31	0.27	0.22	0.19	0.21
Net realized and unrealized gain
on investments	0.94	2.92	1.52	0.52	1.13	0.96
Total from investment operations	1.09	3.23	1.79	0.74	1.32	1.17
Less distributions
From net investment income	(0.17)	(0.31)	(0.29)	(0.22)	(0.22)	(0.21)
From net realized gain	(7.65)	(0.89)	(0.16)	—	—	—
Total distributions	(7.82)	(1.20)	(0.45)	(0.22)	(0.22)	(0.21)
Net asset value, end of period	$12.12	$18.85	$16.82	$15.48	$14.96	$13.86
Total return (%)[3]	6.31[4]	20.35	11.78	4.95	9.56	9.28

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$25	$34	$36	$24	$4
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.89[5]	0.78	0.79	0.76	0.81	0.82
Expenses including reductions	0.89[5]	0.78	0.79	0.76	0.81	0.82
Net investment income	1.71[5]	1.79	1.67	1.37	1.36	1.77
Portfolio turnover (%)	72	33	32	52	48	77

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Sovereign Investors Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital and income without assuming undue market risks.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

20	Sovereign Investors Fund | Semiannual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$85,671,582	$85,671,582	—	—
Consumer Staples	30,592,685	24,440,162	$6,152,523	—
Energy	66,065,839	66,065,839	—	—
Financials	127,507,879	127,507,879	—	—
Health Care	26,763,234	26,763,234	—	—
Industrials	27,701,864	27,701,864	—	—
Information Technology	126,342,182	126,342,182	—	—
Short-Term Investments	36,184,000	—	36,184,000	—

Total Investments in
Securities	$526,829,265	$484,492,742	$42,336,523	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend

Semiannual report | Sovereign Investors Fund	21

income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the portfolio, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $357. For the six months ended month April 30, 2014, the fund had no borrowings under the line of credit.

22	Sovereign Investors Fund | Semiannual report

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gains distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Sovereign Investors Fund	23

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.575% of the first $750,000,000 of the fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000 of the fund’s average daily net assets; and (d) 0.45% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $15,168, $479, $556 and $613 for Class A, Class B, Class C and Class I, respectively, for the six months ended April 30, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.57% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

24	Sovereign Investors Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $96,061 for the six months ended April 30, 2014. Of this amount, $15,497 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $55,113 was paid as sales commissions to broker-dealers and $25,451 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to$71, $18,955 and $3,184 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$733,697	$331,266	$69,678	$161,792
B	77,229	10,466	2,138	5,099
C	89,607	12,147	2,534	5,926
I	—	12,255	2,022	6,465
Total	$900,533	$366,134	$76,372	$179,282

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Semiannual report | Sovereign Investors Fund	25

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	495,967	$8,275,817	1,827,565	$31,805,308
Distributions reinvested	15,447,099	201,769,357	1,925,102	31,435,369
Repurchased	(5,251,662)	(93,844,882)	(4,455,287)	(77,438,305)

Net increase (decrease)	10,691,404	$116,200,292	(702,620)	($14,197,628)

Class B shares

Sold	22,705	$337,821	79,783	$1,364,803
Distributions reinvested	454,578	5,916,417	57,876	934,965
Repurchased	(153,868)	(2,688,982)	(325,001)	(5,650,039)

Net increase (decrease)	323,415	$3,565,256	(187,342)	($3,350,271)

Class C shares

Sold	46,951	$734,584	163,795	$2,879,244
Distributions reinvested	548,720	7,154,805	55,644	901,850
Repurchased	(168,004)	(2,772,879)	(205,084)	(3,531,629)

Net increase	427,667	$5,116,510	14,355	$249,465

Class I shares

Sold	97,718	$1,678,909	397,282	$6,891,093
Distributions reinvested	392,575	5,491,685	136,346	2,227,070
Repurchased	(1,030,957)	(18,005,357)	(1,214,932)	(21,371,290)

Net decrease	(540,664)	($10,834,763)	(681,304)	($12,253,127)

Total net increase (decrease)	10,901,822	$114,047,295	(1,556,911)	($29,551,561)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $383,468,519 and $488,174,074, respectively, for the six months ended April 30, 2014.

Note 7 — Subsequent event

On April 30, 2014, shareholders of the fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares of John Hancock Large Cap Equity Fund (the Acquiring Fund), another series of the Trust, with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to substantially all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the termination of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

26	Sovereign Investors Fund | Semiannual report

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Funds’ identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 2, 2014. The following outlines the reorganization:

	APPRECIATION			ACQUIRING	ACQUIRING
NET ASSET	OF THE	SHARES	SHARES	FUND’S NET	FUND’S NET
VALUE OF THE	ACQUIRED FUND’S	REDEEMED BY THE	ISSUED BY THE	ASSETS PRIOR TO	ASSETS AFTER
ACQUIRED FUND	INVESTMENTS	ACQUIRED FUND	ACQUIRING FUND	COMBINATION	COMBINATION

$517,057,807	$51,397,120	42,559,416	14,164,525	$2,081,583,627	$2,598,641,434

Semiannual report | Sovereign Investors Fund	27

Special Shareholder Meeting

The fund held a Special Meeting of Shareholders on April 30, 2014. The following proposal was considered by the shareholders:

Proposal: Approve an Agreement and Plan of Reorganization between John Hancock Sovereign Investors Fund and John Hancock Large Cap Equity Fund.

FOR	AGAINST	ABSTAIN

14,425,992.5474	1,163,493.8750	1,417,109.2906

28	Sovereign Investors Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management
William H. Cunningham	(US) LLC
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Gregory A. Russo	Custodian
Warren A. Thomson†	State Street Bank and Trust Company

Officers	Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
President
Legal counsel
John J. Danello#	K&L Gates LLP
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Sovereign Investors Fund	29

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	29SA 4/14
MF184398	6/14

John Hancock Balanced Fund

Semiannual report 4/30/14

John Hancock INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	4-30-14	4-30-14

Class A	6.59	11.66	8.61	0.25	6.59	73.59	128.31	1.87	1.86

Class B	6.50	11.80	8.56	0.22	6.50	74.64	127.32	1.28	1.27

Class C	10.49	12.04	8.41	4.22	10.49	76.57	124.30	1.28	1.27

Class I2	12.55	13.26	9.63	5.71	12.55	86.36	150.77	2.27	2.27

Class R1[2,3]	11.89	12.47	8.83	5.40	11.89	79.98	133.03	1.64	1.64

Class R2[2,3]	12.38	12.89	9.25	5.66	12.38	83.33	142.32	2.66	2.65

Class R3[2,3]	11.96	12.57	8.93	5.41	11.96	80.78	135.27	1.73	1.72

Class R4[2,3]	12.44	12.96	9.28	5.61	12.44	83.89	142.79	2.12	2.01

Class R5[2,3]	12.68	13.25	9.58	5.72	12.68	86.26	149.71	2.33	2.33

Class R6[2,3]	12.71	13.33	9.73	5.77	12.71	86.97	153.11	2.39	2.38

Index 1†	20.44	19.14	7.67	8.36	20.44	140.02	109.32	—	—

Index 2†	–0.26	4.88	4.83	1.74	–0.26	26.88	60.23	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 2-28-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all classes except Class R4 and Class R6 shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net (%)	1.23	1.93	1.93	0.91	1.55	1.30	1.45	1.05	0.85	0.77
Gross (%)	1.23	1.93	1.93	0.91	1.55	1.30	1.45	1.15	0.85	0.80

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 2-28-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P 500 Index; Index 2 is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Balanced Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	4-30-04	$22,732	$22,732	$20,932	$16,023

Class C4	4-30-04	22,430	22,430	20,932	16,023

Class I2	4-30-04	25,077	25,077	20,932	16,023

Class R1[2]	4-30-04	23,303	23,303	20,932	16,023

Class R2[2]	4-30-04	24,232	24,232	20,932	16,023

Class R3[2]	4-30-04	23,527	23,527	20,932	16,023

Class R4[2]	4-30-04	24,279	24,279	20,932	16,023

Class R5[2]	4-30-04	24,971	24,971	20,932	16,023

Class R6[2]	4-30-04	25,311	25,311	20,932	16,023

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yields would have been without the effect of reimbursements and waivers.

2 For certain types of investors, as described in the fund’s prospectuses.

3 10-5-92 is the inception date for the oldest class of shares, Class A shares. Class R1, Class R3, Class R4, and Class R5 shares were first offered on 9-8-08; Class R6 share were first offered on 9-1-11; Class R2 shares were first offered 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,055.20	$5.61	1.10%

Class B	1,000.00	1,052.20	9.16	1.80%

Class C	1,000.00	1,052.20	9.16	1.80%

Class I	1,000.00	1,057.10	3.98	0.78%

Class R1	1,000.00	1,054.00	7.28	1.43%

Class R2	1,000.00	1,056.60	4.95	0.97%

Class R3	1,000.00	1,054.10	6.77	1.33%

Class R4	1,000.00	1,056.10	4.74	0.93%

Class R5	1,000.00	1,057.20	3.72	0.73%

Class R6	1,000.00	1,057.70	3.42	0.67%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,019.30	$5.51	1.10%

Class B	1,000.00	1,015.90	9.00	1.80%

Class C	1,000.00	1,015.90	9.00	1.80%

Class I	1,000.00	1,020.90	3.91	0.78%

Class R1	1,000.00	1,017.70	7.15	1.43%

Class R2	1,000.00	1,020.00	4.86	0.97%

Class R3	1,000.00	1,018.20	6.66	1.33%

Class R4	1,000.00	1,020.20	4.66	0.93%

Class R5	1,000.00	1,021.20	3.66	0.73%

Class R6	1,000.00	1,021.50	3.36	0.67%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 5 Equity Holdings		Top 5 Bond Issuers

QUALCOMM, Inc.	2.2%	Federal National Mortgage Association	4.6%

JPMorgan Chase & Company	2.0%	U.S. Treasury Securities	4.1%

Apple, Inc.	1.9%	Federal Home Loan Mortgage Corp.	1.5%

Microsoft Corp.	1.7%	Ford Motor Credit Company LLC	0.4%

CVS Caremark Corp.	1.6%	Morgan Stanley	0.4%

Sector Composition[1,3]

Financials	21.2%	Telecommunication Services	4.7%

Information Technology	9.4%	Collateralized Mortgage Obligations	4.4%

Industrials	9.1%	U.S. Government	4.1%

Health Care	8.7%	Materials	2.8%

Energy	8.5%	Utilities	2.4%

Consumer Discretionary	7.5%	Asset Backed Securities	1.7%

Consumer Staples	6.1%	Short-Term Investments & Other	3.3%

U.S. Government Agency	6.1%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 The value of a company’s equity securities is subject to change in the company’s financial condition and overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment, and the market’s perception of issuer creditworthiness. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Balanced Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value
Common Stocks 63.1%		$782,067,735

(Cost $547,932,862)

Consumer Discretionary 5.8%		72,320,530

Automobiles 0.6%

Ford Motor Company	477,360	7,709,364

Hotels, Restaurants & Leisure 1.7%

McDonald’s Corp.	73,165	7,417,468

Norwegian Cruise Line Holdings, Ltd. (I)	149,083	4,885,450

SeaWorld Entertainment, Inc.	305,475	9,182,579

Internet & Catalog Retail 0.8%

Amazon.com, Inc. (I)	32,008	9,734,593

Media 0.7%

News Corp., Class B (I)	306,029	5,061,720

Twenty-First Century Fox, Inc., Class B	119,707	3,749,223

Multiline Retail 0.4%

Target Corp.	69,699	4,303,913

Specialty Retail 1.6%

Dick’s Sporting Goods, Inc.	82,924	4,366,778

Foot Locker, Inc.	104,293	4,852,753

Lowe’s Companies, Inc.	240,834	11,056,689

Consumer Staples 5.6%		69,564,654

Beverages 1.0%

PepsiCo, Inc.	149,051	12,801,990

Food & Staples Retailing 2.2%

CVS Caremark Corp.	274,330	19,949,278

Wal-Mart Stores, Inc.	89,287	7,117,067

Food Products 1.3%

Kraft Foods Group, Inc.	142,279	8,089,984

Mondelez International, Inc., Class A	206,107	7,347,715

Household Products 0.8%

The Procter & Gamble Company	124,012	10,237,191

Tobacco 0.3%

Altria Group, Inc.	100,260	4,021,429

See notes to financial statements	Semiannual report | Balanced Fund	11

	Shares	Value
Energy 6.8%		$84,481,795

Energy Equipment & Services 2.1%

Noble Corp. PLC	112,405	3,463,198

Schlumberger, Ltd.	158,301	16,075,467

Weatherford International, Ltd. (I)	284,077	5,965,617

Oil, Gas & Consumable Fuels 4.7%

Brazil Ethanol, Inc. (I)(S)	111,100	1,111

ConocoPhillips	51,629	3,836,551

Crescent Point Energy Corp. (L)	37,831	1,539,058

Denbury Resources, Inc.	276,412	4,649,250

Devon Energy Corp.	45,729	3,201,030

Exxon Mobil Corp.	69,242	7,091,073

Kinder Morgan, Inc.	120,000	3,919,200

Occidental Petroleum Corp.	70,634	6,763,206

Spectra Energy Corp.	302,326	12,005,365

Suncor Energy, Inc.	202,770	7,826,922

The Williams Companies, Inc.	89,722	3,783,577

Total SA, ADR (L)	61,218	4,361,170

Financials 14.1%		175,130,483

Banks 4.7%

Citigroup, Inc.	153,952	7,375,840

HSBC Holdings PLC, ADR (L)	206,691	10,607,382

JPMorgan Chase & Company	440,786	24,675,200

The PNC Financial Services Group, Inc.	90,294	7,588,308

U.S. Bancorp	216,598	8,832,866

Capital Markets 4.4%

Apollo Global Management LLC, Class A	52,494	1,424,162

Ares Capital Corp.	685,289	11,766,412

BlackRock, Inc.	31,860	9,589,860

Franklin Resources, Inc.	127,245	6,661,276

Hercules Technology Growth Capital, Inc.	260,222	3,559,837

Och-Ziff Capital Management Group LLC, Class A	476,370	5,711,676

The Blackstone Group LP	63,826	1,884,782

The Carlyle Group LP	281,407	9,027,537

The Goldman Sachs Group, Inc.	33,544	5,361,002

Diversified Financial Services 1.0%

Berkshire Hathaway, Inc., Class B (I)	93,593	12,059,461

Insurance 1.8%

MetLife, Inc.	367,753	19,251,870

Validus Holdings, Ltd.	77,491	2,872,591

Real Estate Investment Trusts 2.2%

American Capital Agency Corp.	97,395	2,211,840

Digital Realty Trust, Inc.	111,755	5,967,717

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400,147	5,289,943

MFA Financial, Inc.	232,319	1,842,290

Spirit Realty Capital, Inc.	242,677	2,613,631

Weyerhaeuser Company	300,000	8,955,000

12	Balanced Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care 8.2%		$101,778,986

Biotechnology 0.7%

Amgen, Inc.	72,318	8,081,537

Health Care Equipment & Supplies 1.3%

Abbott Laboratories	178,781	6,925,976

Medtronic, Inc.	155,362	9,138,393

Health Care Providers & Services 1.1%

Cardinal Health, Inc.	94,354	6,558,547

Express Scripts Holding Company (I)	114,110	7,597,444

Pharmaceuticals 5.1%

AbbVie, Inc.	136,094	7,087,747

Eli Lilly & Company	73,107	4,320,624

Merck & Company, Inc.	137,100	8,028,576

Novartis AG, ADR	56,012	4,869,683

Pfizer, Inc.	539,894	16,887,884

Roche Holding AG, ADR	459,012	16,822,790

Sanofi, ADR	101,483	5,459,785

Industrials 6.6%		81,449,190

Aerospace & Defense 2.0%

Honeywell International, Inc.	83,970	7,800,813

United Technologies Corp.	147,401	17,441,960

Air Freight & Logistics 0.6%

United Parcel Service, Inc., Class B	73,940	7,283,090

Commercial Services & Supplies 1.0%

Iron Mountain, Inc.	108,373	3,082,128

Republic Services, Inc.	248,858	8,732,427

Construction & Engineering 0.6%

Fluor Corp.	95,989	7,266,367

Industrial Conglomerates 1.3%

Danaher Corp.	78,558	5,764,586

General Electric Company	387,269	10,413,663

Machinery 0.6%

Stanley Black & Decker, Inc.	88,910	7,636,480

Professional Services 0.5%

Nielsen Holdings NV	128,385	6,027,676

Information Technology 9.3%		114,628,367

Communications Equipment 2.2%

QUALCOMM, Inc.	339,985	26,760,219

Internet Software & Services 1.9%

eBay, Inc. (I)	65,817	3,411,295

Google, Inc., Class A (I)	17,315	9,261,447

Google, Inc., Class C (I)	17,315	9,119,118

LinkedIn Corp., Class A (I)	11,339	1,740,196

Software 2.4%

Microsoft Corp.	516,991	20,886,436

Oracle Corp.	217,636	8,896,960

See notes to financial statements	Semiannual report | Balanced Fund	13

			Shares	Value
Technology Hardware, Storage & Peripherals 2.8%

Apple, Inc.			39,567	$23,348,091

EMC Corp.			434,287	11,204,605

Materials 1.6%				19,804,061

Chemicals 1.6%

E.I. du Pont de Nemours & Company			175,280	11,799,850

Eastman Chemical Company			91,823	8,004,211

Telecommunication Services 3.3%				40,784,049

Diversified Telecommunication Services 3.3%

American Tower Corp.			110,089	9,194,633

CenturyLink, Inc.			354,513	12,376,049

Verizon Communications, Inc.			411,157	19,213,367

Utilities 1.8%				22,125,620

Electric Utilities 0.6%

PPL Corp.			239,923	7,999,033

Independent Power and Renewable Electricity Producers 0.9%

AES Corp.			463,782	6,701,650

Calpine Corp. (I)			175,763	4,030,246

Multi-Utilities 0.3%

TECO Energy, Inc.			189,014	3,394,691

Preferred Securities 1.0%				$12,826,548

(Cost $10,738,615)

Financials 0.3%				3,524,552

Banks 0.1%

Regions Financial Corp., 6.375%			19,025	457,742

Wells Fargo & Company, Series L, 7.500%			150	178,653

Capital Markets 0.1%

Hercules Technology Growth Capital, Inc., 7.000%			59,525	1,541,102

The Goldman Sachs Group, Inc., 5.500%			15,975	377,489

Consumer Finance 0.1%

Ally Financial, Inc., 7.000% (S)			832	823,992

Real Estate Investment Trusts 0.0%

Weyerhaeuser Company, 6.375%			2,600	145,574

Industrials 0.7%				9,301,996

Aerospace & Defense 0.7%

United Technologies Corp., 7.500% (L)			140,641	9,301,996

	Rate	Maturity
	(%)	date	Par value^	Value
U.S. Government & Agency Obligations 10.2%			$127,043,190

(Cost $126,156,151)

U.S. Government 4.1%				51,328,709

U.S. Treasury Bond
Bond	3.750	11-15-43	18,130,000	19,098,831

U.S. Treasury Notes
Note	1.875	06-30-20	11,290,000	11,185,037
Note	2.750	02-15-24	20,872,000	21,044,841

14	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
U.S. Government Agency 6.1%				$75,714,481

Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500	09-01-27	1,040,462	1,049,485
15 Year Pass Thru	3.500	03-01-26	4,166,483	4,386,516
30 Year Pass Thru	3.000	03-01-43	1,389,146	1,360,876
30 Year Pass Thru (P)	3.033	03-01-44	496,486	513,214
30 Year Pass Thru	4.500	03-01-41	3,908,925	4,215,275
30 Year Pass Thru	5.000	04-01-41	3,071,410	3,373,658
30 Year Pass Thru	5.500	07-01-37	104,097	115,297
30 Year Pass Thru	5.500	11-01-39	3,759,923	4,165,628

Federal National Mortgage Association
15 Year Pass Thru	3.000	07-01-27	1,196,213	1,237,720
15 Year Pass Thru	3.400	09-27-32	1,200,000	1,097,611
15 Year Pass Thru	3.500	02-01-26	225,067	237,393
15 Year Pass Thru	3.500	03-01-26	821,429	866,415
15 Year Pass Thru	6.500	08-01-16	2,645	2,769
30 Year Pass Thru (P)	2.922	03-01-44	437,268	451,032
30 Year Pass Thru	3.000	09-01-42	3,201,507	3,128,350
30 Year Pass Thru	3.000	02-01-43	950,929	928,308
30 Year Pass Thru	3.000	03-01-43	341,517	334,780
30 Year Pass Thru	3.000	05-01-43	508,769	498,733
30 Year Pass Thru	3.500	06-01-42	8,319,673	8,468,049
30 Year Pass Thru	4.000	01-01-41	3,985,643	4,181,095
30 Year Pass Thru	4.000	01-01-42	5,814,675	6,097,095
30 Year Pass Thru	4.500	09-01-40	3,936,946	4,231,651
30 Year Pass Thru	4.500	05-01-41	2,315,320	2,488,636
30 Year Pass Thru	4.500	07-01-41	6,474,158	6,981,045
30 Year Pass Thru	5.000	03-01-41	3,852,729	4,281,797
30 Year Pass Thru	5.000	04-01-41	5,787,570	6,410,412
30 Year Pass Thru	5.500	11-01-39	1,907,731	2,120,190
30 Year Pass Thru	6.000	07-01-38	1,525,049	1,701,800
30 Year Pass Thru	6.500	01-01-39	653,842	730,793
30 Year Pass Thru	7.000	06-01-32	1,603	1,860
30 Year Pass Thru	7.500	04-01-31	4,711	5,517
30 Year Pass Thru	8.000	01-01-31	3,775	4,531

Government National Mortgage Association
30 Year Pass Thru	6.500	04-15-29	39,957	45,682
30 Year Pass Thru	9.000	04-15-21	1,082	1,268

Corporate Bonds 15.9%			$197,333,773

(Cost $189,919,222)

Consumer Discretionary 1.7%				20,776,833

Auto Components 0.2%

Dana Holding Corp.	6.000	09-15-23	650,000	684,125

Delphi Corp.	5.000	02-15-23	1,380,000	1,462,800

Stackpole International Intermediate Company
SA (S)	7.750	10-15-21	430,000	460,100

Automobiles 0.6%

Chrysler Group LLC (S)	8.000	06-15-19	340,000	372,300

Ford Motor Credit Company LLC	5.875	08-02-21	4,295,000	4,977,055

Ford Motor Credit Company LLC	8.000	12-15-16	320,000	373,289

General Motors Company (S)	4.875	10-02-23	620,000	640,925

General Motors Company (S)	6.250	10-02-43	640,000	700,800

See notes to financial statements	Semiannual report | Balanced Fund	15

	Rate	Maturity
	(%)	date	Par value^	Value
Hotels, Restaurants & Leisure 0.1%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 800,000	$331,876

CCM Merger, Inc. (S)	9.125	05-01-19	500,000	536,250

Landry’s, Inc. (S)	9.375	05-01-20	500,000	551,250

PF Chang’s China Bistro, Inc. (S)	10.250	06-30-20	230,000	239,200

Internet & Catalog Retail 0.1%

QVC, Inc.	4.375	03-15-23	435,000	431,569

QVC, Inc.	5.125	07-02-22	1,170,000	1,225,656

Media 0.3%

21st Century Fox America, Inc.	6.400	12-15-35	125,000	151,525

AMC Entertainment, Inc. (S)	5.875	02-15-22	565,000	577,713

CBS Corp.	7.875	07-30-30	670,000	894,994

Myriad International Holdings BV (S)	6.000	07-18-20	500,000	546,250

Radio One, Inc. (S)	9.250	02-15-20	195,000	207,431

Time Warner Cable, Inc.	8.250	04-01-19	525,000	664,813

WideOpenWest Finance LLC (S)	10.250	07-15-19	180,000	203,400

Multiline Retail 0.1%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	800,000	884,186

Tops Holding II Corp.	8.750	06-15-18	350,000	364,000

Specialty Retail 0.3%

AutoNation, Inc.	5.500	02-01-20	1,075,000	1,166,375

Hillman Group, Inc.	10.875	06-01-18	400,000	424,500

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	500,000	521,250

L Brands, Inc.	6.625	04-01-21	750,000	839,063

Textiles, Apparel & Luxury Goods 0.0%

Hot Topic, Inc. (S)	9.250	06-15-21	315,000	344,138

Consumer Staples 0.5%				6,677,026

Beverages 0.1%

Ajecorp BV (S)	6.500	05-14-22	350,000	329,000

Crestview DS Merger Sub II, Inc. (S)	10.000	09-01-21	495,000	549,450

Food & Staples Retailing 0.1%

Safeway, Inc.	5.000	08-15-19	1,015,000	1,047,491

Smithfield Foods, Inc. (S)	5.875	08-01-21	125,000	131,406

Tops Holding Corp.	8.875	12-15-17	245,000	267,050

Food Products 0.1%

Bunge, Ltd. Finance Corp.	8.500	06-15-19	500,000	623,904

Simmons Foods, Inc. (S)	10.500	11-01-17	605,000	653,400

Household Products 0.0%

Harbinger Group, Inc.	7.875	07-15-19	510,000	558,450

Personal Products 0.1%

Prestige Brands, Inc. (S)	5.375	12-15-21	465,000	476,625

Revlon Consumer Products Corp.	5.750	02-15-21	400,000	403,000

Tobacco 0.1%

Alliance One International, Inc.	9.875	07-15-21	1,335,000	1,348,350

Vector Group, Ltd.	7.750	02-15-21	270,000	288,900

16	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Energy 1.7%				$21,184,000

Energy Equipment & Services 0.2%

Exterran Partners LP	6.000	04-01-21	100,000	100,000

Key Energy Services, Inc.	6.750	03-01-21	445,000	469,475

Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	500,000	500,000

Offshore Group Investment, Ltd.	7.125	04-01-23	330,000	325,050

RKI Exploration & Production LLC (S)	8.500	08-01-21	450,000	488,250

Rowan Companies, Inc.	4.875	06-01-22	445,000	470,230

Oil, Gas & Consumable Fuels 1.5%

Access Midstream Partners LP	4.875	03-15-24	275,000	273,625

Afren PLC (S)	6.625	12-09-20	650,000	653,250

BreitBurn Energy Partners LP	7.875	04-15-22	555,000	600,788

CNOOC Finance 2013, Ltd.	3.000	05-09-23	790,000	724,338

Continental Resources, Inc.	5.000	09-15-22	1,400,000	1,480,500

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	585,000	552,825

DCP Midstream LLC (S)	9.750	03-15-19	560,000	714,186

DCP Midstream Operating LP	3.875	03-15-23	340,000	338,772

Denbury Resources, Inc.	5.500	05-01-22	440,000	444,950

Ecopetrol SA	5.875	09-18-23	310,000	339,063

Energy Transfer Partners LP	5.200	02-01-22	250,000	273,250

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	725,000	764,875

Enterprise Products Operating LLC (8.375% to
8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	340,000	385,050

EP Energy LLC	7.750	09-01-22	300,000	334,125

EV Energy Partners LP	8.000	04-15-19	425,000	444,125

FTS International, Inc. (S)	6.250	05-01-22	315,000	318,938

Halcon Resources Corp.	8.875	05-15-21	295,000	305,694

Jones Energy Holdings LLC (S)	6.750	04-01-22	270,000	280,125

Kerr-McGee Corp.	6.950	07-01-24	700,000	878,704

Lukoil International Finance BV (S)	3.416	04-24-18	1,000,000	940,250

Midstates Petroleum Company, Inc. (L)	9.250	06-01-21	640,000	654,400

Newfield Exploration Company	5.750	01-30-22	395,000	423,638

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	350,000	338,188

Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	400,000	411,000

Petrobras International Finance Company	5.375	01-27-21	730,000	747,378

Petroleos de Venezuela SA	5.375	04-12-27	705,000	410,663

Petroleos Mexicanos	4.875	01-24-22	350,000	367,413

Plains Exploration & Production Company	6.750	02-01-22	1,090,000	1,216,713

Plains Exploration & Production Company	6.875	02-15-23	195,000	218,400

Regency Energy Partners LP	5.500	04-15-23	670,000	678,375

Regency Energy Partners LP	5.875	03-01-22	230,000	240,925

Rex Energy Corp.	8.875	12-01-20	200,000	222,000

Summit Midstream Holdings LLC	7.500	07-01-21	295,000	317,125

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	325,000	337,594

Tullow Oil PLC (S)	6.000	11-01-20	350,000	357,000

Tullow Oil PLC (S)	6.250	04-15-22	425,000	429,250

WPX Energy, Inc.	6.000	01-15-22	400,000	413,500

See notes to financial statements	Semiannual report | Balanced Fund	17

	Rate	Maturity
	(%)	date	Par value^	Value
Financials 6.5%				$80,338,348

Banks 1.6%

Banco do Brasil SA/Cayman Island (6.250%
to 4-15-24, then 10 Year U.S. Treasury +
4.398%) (Q)(S)	6.250	04-15-24	900,000	765,000

Bank of America Corp.	3.300	01-11-23	300,000	291,078

Bank of America Corp.	5.000	05-13-21	1,100,000	1,211,775

Bank of America Corp.	5.700	01-24-22	600,000	686,698

Bank of America Corp.	6.875	04-25-18	1,150,000	1,354,663

Barclays Bank PLC (5.926% to 12-15-16, then
3 month LIBOR + 1.750%) (Q)(S)	5.926	12-15-16	525,000	559,125

Barclays Bank PLC (S)	10.179	06-12-21	765,000	1,038,702

BPCE SA (S)	5.700	10-22-23	900,000	953,001

Citigroup, Inc.	3.875	10-25-23	300,000	299,805

Citigroup, Inc.	5.500	09-13-25	655,000	710,081

Citigroup, Inc.	6.125	08-25-36	350,000	390,448

Commerzbank AG (S)	8.125	09-19-23	1,025,000	1,196,688

Credit Agricole SA (7.875% to 1-23-24, then
5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	1,275,000	1,371,773

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	635,000	587,375

HBOS PLC (S)	6.000	11-01-33	800,000	853,688

HBOS PLC (S)	6.750	05-21-18	1,403,000	1,597,718

ICICI Bank, Ltd. (S)	4.700	02-21-18	600,000	625,696

ICICI Bank, Ltd. (S)	5.750	11-16-20	500,000	534,322

Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	775,000	790,571

Oversea-Chinese Banking Corp., Ltd. (P)(S)	4.000	10-15-24	355,000	353,377

PNC Financial Services Group, Inc. (P)(Q)	4.454	05-29-49	385,000	385,000

PNC Financial Services Group, Inc. (4.850% to
6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	415,000	390,619

Swedbank AB (S)	2.125	09-29-17	630,000	640,196

Wells Fargo & Company (5.900% to 6-15-24,
then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	970,000	991,745

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	1,507,000	1,710,445

Capital Markets 1.0%

Credit Suisse Group AG (7.500% to 12-11-23,
then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	450,000	488,813

Fifth Street Finance Corp.	4.875	03-01-19	820,000	846,994

Jefferies Group LLC	6.875	04-15-21	650,000	755,183

Jefferies Group LLC	8.500	07-15-19	320,000	394,304

Macquarie Bank, Ltd. (S)	6.625	04-07-21	360,000	409,565

Macquarie Group, Ltd. (S)	6.000	01-14-20	300,000	335,887

Morgan Stanley	4.100	05-22-23	1,400,000	1,390,238

Morgan Stanley (5.450% to 7-15-19, then
3 month LIBOR + 3.610%) (Q)	5.450	07-15-19	595,000	600,206

Morgan Stanley	5.500	01-26-20	1,000,000	1,132,591

Morgan Stanley	5.550	04-27-17	385,000	429,722

Morgan Stanley	5.750	01-25-21	265,000	303,959

Morgan Stanley	7.300	05-13-19	1,050,000	1,272,811

The Goldman Sachs Group, Inc.	5.250	07-27-21	1,415,000	1,570,595

18	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Capital Markets (continued)

The Goldman Sachs Group, Inc.	5.750	01-24-22	430,000	$490,457

UBS AG	7.625	08-17-22	615,000	730,535

Walter Investment Management Corp. (S)	7.875	12-15-21	680,000	674,900

Consumer Finance 0.4%

Ally Financial, Inc.	4.750	09-10-18	475,000	503,500

Capital One Financial Corp.	4.750	07-15-21	620,000	684,096

Credit Acceptance Corp. (S)	6.125	02-15-21	590,000	613,600

Credito Real SAB de CV (S)	7.500	03-13-19	785,000	826,213

Discover Bank	7.000	04-15-20	2,000,000	2,392,378

Springleaf Finance Corp.	6.000	06-01-20	450,000	455,625

Diversified Financial Services 1.5%

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	5.250	05-30-23	400,000	419,000

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	6.125	11-30-19	530,000	555,175

Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through (S)	5.125	11-30-22	300,351	312,435

General Electric Capital Corp.	5.550	05-04-20	2,350,000	2,730,698

General Electric Capital Corp. (6.375% to
11-15-17, then 3 month LIBOR + 2.289%)	6.375	11-15-67	240,000	267,000

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	800,000	920,000

ING Bank NV (S)	5.800	09-25-23	430,000	471,256

ING US, Inc.	5.500	07-15-22	385,000	436,106

ING US, Inc. (5.650% to 5-15-23, then
3 month LIBOR + 3.580%)	5.650	05-15-53	360,000	359,964

JPMorgan Chase & Company	4.625	05-10-21	1,085,000	1,188,355

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	535,000	506,244

JPMorgan Chase & Company (6.750% to
2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	1,400,000	1,484,000

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	600,000	678,000

Leucadia National Corp.	5.500	10-18-23	1,055,000	1,109,485

Nationstar Mortgage LLC	7.875	10-01-20	395,000	403,888

Nationstar Mortgage LLC	9.625	05-01-19	340,000	377,400

Rabobank Nederland NV	3.875	02-08-22	1,735,000	1,814,446

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	2,224,000	2,963,480

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,189,221

Insurance 1.0%

Aflac, Inc.	8.500	05-15-19	840,000	1,086,213

American International Group, Inc.	4.125	02-15-24	430,000	449,780

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	670,000	896,125

Aquarius + Investments PLC (6.375% to 9-1-19,
then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	385,000	408,678

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	400,000	429,000

Genworth Financial, Inc.	7.625	09-24-21	745,000	930,620

See notes to financial statements	Semiannual report | Balanced Fund	19

	Rate	Maturity
	(%)	date	Par value^	Value
Insurance (continued)

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	1,000,000	$990,000

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	1,000,000	1,096,303

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	650,000	653,250

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	150,000	155,655

MetLife, Inc.	6.400	12-15-36	430,000	466,550

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	400,000	422,000

Pacific LifeCorp. (S)	6.000	02-10-20	260,000	296,794

Prudential Financial, Inc. (P)	5.200	03-15-44	160,000	158,800

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,050,000	1,105,125

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	500,000	661,852

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	105,000	116,550

USI, Inc. (S)	7.750	01-15-21	490,000	505,925

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	500,000	526,714

WR Berkley Corp.	5.375	09-15-20	300,000	330,308

Real Estate Investment Trusts 1.0%

ARC Properties Operating Partnership LP (S)	4.600	02-06-24	900,000	913,617

Corrections Corp. of America	4.625	05-01-23	480,000	468,000

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	1,230,000	1,409,327

Health Care REIT, Inc.	4.125	04-01-19	1,480,000	1,587,929

Health Care REIT, Inc.	6.125	04-15-20	2,000,000	2,328,002

Highwoods Realty LP	5.850	03-15-17	925,000	1,028,621

Host Hotels & Resorts LP	5.250	03-15-22	500,000	549,151

Omega Healthcare Investors, Inc. (S)	4.950	04-01-24	610,000	606,489

Prologis LP	3.350	02-01-21	570,000	574,131

Ventas Realty LP	4.000	04-30-19	1,200,000	1,281,400

Ventas Realty LP	4.750	06-01-21	720,000	782,261

Weyerhaeuser Company	7.375	03-15-32	750,000	979,864

Real Estate Management & Development 0.0%

NANA Development Corp. (S)	9.500	03-15-19	360,000	365,400

Health Care 0.5%				6,575,822

Health Care Equipment & Supplies 0.0%

Alere, Inc.	7.250	07-01-18	450,000	493,875

Health Care Providers & Services 0.2%

Community Health Systems, Inc. (S)	6.875	02-01-22	115,000	119,169

National Mentor Holdings, Inc. (S)	12.500	02-15-18	589,000	625,813

Quest Diagnostics, Inc.	2.700	04-01-19	765,000	767,995

Quest Diagnostics, Inc.	4.250	04-01-24	645,000	652,473

Select Medical Corp.	6.375	06-01-21	425,000	437,750

WellCare Health Plans, Inc.	5.750	11-15-20	275,000	293,563

20	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Pharmaceuticals 0.3%

Endo Health Solutions, Inc.	7.250	01-15-22	425,000	$464,313

Forest Laboratories, Inc. (S)	5.000	12-15-21	450,000	480,938

Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	600,000	609,000

Mylan, Inc. (S)	7.875	07-15-20	770,000	859,308

Salix Pharmaceuticals, Ltd. (S)	6.000	01-15-21	340,000	364,650

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	365,000	406,975

Industrials 1.7%				20,915,532

Aerospace & Defense 0.2%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	645,000	678,863

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	2,365,100

Airlines 0.5%

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	1,111,788	1,206,289

American Airlines 2013-2 Class A Pass Through
Trust (S)	4.950	01-15-23	543,424	582,822

American Airlines 2013-2 Class B Pass Through
Trust (S)	5.600	07-15-20	243,611	255,182

British Airways PLC 2013-1 Class A Pass
Through Trust (S)	4.625	06-20-24	929,889	974,059

British Airways PLC 2013-1 Class B Pass
Through Trust (S)	5.625	06-20-20	225,000	240,188

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,301,208	1,532,173

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	858,914	946,952

Building Products 0.1%

Owens Corning	4.200	12-15-22	690,000	687,844

Commercial Services & Supplies 0.2%

Ahern Rentals, Inc. (S)	9.500	06-15-18	275,000	305,938

Casella Waste Systems, Inc.	7.750	02-15-19	490,000	513,275

Iron Mountain, Inc.	5.750	08-15-24	625,000	617,188

Iron Mountain, Inc.	6.000	08-15-23	430,000	456,875

Safway Group Holding LLC (S)	7.000	05-15-18	245,000	259,700

Construction & Engineering 0.1%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	690,000	608,063

Empresas ICA SAB de CV (S)	8.375	07-24-17	300,000	308,250

Tutor Perini Corp.	7.625	11-01-18	575,000	610,938

Industrial Conglomerates 0.1%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	450,000	457,875

Tenedora Nemak SA de CV (S)	5.500	02-28-23	450,000	455,625

Machinery 0.0%

SPL Logistics Escrow LLC (S)	8.875	08-01-20	264,000	293,700

Marine 0.1%

Global Ship Lease, Inc. (S)	10.000	04-01-19	270,000	282,150

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	510,000	531,675

Navios South American Logistics, Inc. (S)	7.250	05-01-22	600,000	601,500

See notes to financial statements	Semiannual report | Balanced Fund	21

	Rate	Maturity
	(%)	date	Par value^	Value
Trading Companies & Distributors 0.4%

Air Lease Corp.	3.375	01-15-19	715,000	$729,300

Air Lease Corp.	3.875	04-01-21	375,000	378,750

Air Lease Corp.	4.750	03-01-20	325,000	346,125

Air Lease Corp.	5.625	04-01-17	260,000	286,650

Aircastle, Ltd.	6.250	12-01-19	240,000	258,600

Glencore Funding LLC (S)	4.125	05-30-23	650,000	630,432

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,687,800

United Rentals North America, Inc.	5.750	11-15-24	365,000	378,688

Transportation Infrastructure 0.0%

Florida East Coast Holdings Corp. (S)	6.750	05-01-19	435,000	446,963

Information Technology 0.1%				1,815,526

Communications Equipment 0.0%

Altice Financing SA (S)	6.500	01-15-22	225,000	235,688

Internet Software & Services 0.0%

Ancestry.com, Inc.	11.000	12-15-20	265,000	311,375

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	300,000	314,250

Semiconductors & Semiconductor Equipment 0.1%

Micron Technology, Inc. (S)	5.875	02-15-22	680,000	717,400

Software 0.0%

Blackboard, Inc. (S)	7.750	11-15-19	225,000	236,813

Materials 1.2%				14,672,156

Chemicals 0.3%

Braskem Finance, Ltd. (S)	7.000	05-07-20	2,065,000	2,302,475

CF Industries, Inc.	7.125	05-01-20	600,000	722,926

Methanex Corp.	5.250	03-01-22	525,000	570,765

Rain CII Carbon LLC (S)	8.250	01-15-21	170,000	176,800

Construction Materials 0.1%

American Gilsonite Company (S)	11.500	09-01-17	600,000	636,000

Cemex SAB de CV (S)	6.500	12-10-19	550,000	577,500

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	500,000	481,875

Containers & Packaging 0.1%

ARD Finance SA, PIK (S)	11.125	06-01-18	316,687	348,356

Consolidated Container Company LLC (S)	10.125	07-15-20	400,000	416,000

Wise Metals Group LLC (S)	8.750	12-15-18	465,000	492,900

Metals & Mining 0.6%

Allegheny Technologies, Inc.	5.950	01-15-21	180,000	195,979

Allegheny Technologies, Inc.	9.375	06-01-19	1,095,000	1,357,959

AngloGold Ashanti Holdings PLC (L)	8.500	07-30-20	630,000	705,002

ArcelorMittal	10.350	06-01-19	2,000,000	2,525,000

AuRico Gold, Inc. (S)	7.750	04-01-20	175,000	171,063

Commercial Metals Company	7.350	08-15-18	500,000	568,125

Edgen Murray Corp. (S)	8.750	11-01-20	260,000	300,300

Gerdau Trade, Inc. (S)	4.750	04-15-23	325,000	314,438

MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	300,000	289,500

SunCoke Energy, Inc.	7.625	08-01-19	227,000	242,890

Vedanta Resources PLC (S)	7.125	05-31-23	300,000	298,875

Xstrata Finance Canada, Ltd. (S)	4.250	10-25-22	360,000	356,633

22	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Paper & Forest Products 0.1%

International Paper Company	9.375	05-15-19	350,000	$461,195

Neenah Paper, Inc. (S)	5.250	05-15-21	160,000	159,600

Telecommunication Services 1.4%				17,551,425

Diversified Telecommunication Services 1.1%

American Tower Corp.	3.400	02-15-19	400,000	412,390

American Tower Corp.	4.700	03-15-22	550,000	577,119

CCU Escrow Corp. (S)	10.000	01-15-18	410,000	400,775

CenturyLink, Inc.	5.625	04-01-20	150,000	157,688

CenturyLink, Inc.	5.800	03-15-22	505,000	517,625

CenturyLink, Inc.	6.450	06-15-21	400,000	431,000

CenturyLink, Inc.	7.600	09-15-39	665,000	652,116

Columbus International, Inc. (S)	7.375	03-30-21	325,000	339,625

Crown Castle Towers LLC (S)	6.113	01-15-20	750,000	867,908

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	725,000	736,185

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,475,000	1,570,958

T-Mobile USA, Inc.	6.125	01-15-22	240,000	252,300

T-Mobile USA, Inc.	6.250	04-01-21	285,000	303,525

Telecom Italia Capital SA	6.999	06-04-18	400,000	457,500

Telecom Italia Capital SA	7.200	07-18-36	1,875,000	1,973,438

Telecom Italia Capital SA	7.721	06-04-38	1,175,000	1,286,625

Telefonica Emisiones SAU	6.421	06-20-16	925,000	1,025,716

Verizon Communications, Inc.	4.500	09-15-20	720,000	784,539

Verizon Communications, Inc.	6.550	09-15-43	770,000	948,551

Wind Acquisition Finance SA (S)	7.375	04-23-21	600,000	616,500

Wireless Telecommunication Services 0.3%

Comcel Trust (S)	6.875	02-06-24	550,000	575,438

Digicel Group, Ltd. (S)	8.250	09-30-20	885,000	942,525

Millicom International Cellular SA (S)	4.750	05-22-20	265,000	255,725

Millicom International Cellular SA (S)	6.625	10-15-21	450,000	469,125

SBA Tower Trust (S)	3.598	04-15-18	590,000	595,529

SoftBank Corp. (S)	4.500	04-15-20	400,000	401,000

Utilities 0.6%				6,827,105

Electric Utilities 0.3%

Beaver Valley II Funding Corp.	9.000	06-01-17	137,000	144,331

DPL, Inc.	7.250	10-15-21	650,000	697,125

Electricite de France SA (5.250% to 1-29-23,
then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	260,000	265,330

Israel Electric Corp., Ltd. (S)	5.625	06-21-18	620,000	655,650

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	500,000	561,875

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	280,000	281,750

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	450,000	481,500

Independent Power and Renewable Electricity Producers 0.1%

Calpine Corp. (S)	6.000	01-15-22	160,000	170,000

NRG Energy, Inc.	7.625	01-15-18	500,000	566,250

See notes to financial statements	Semiannual report | Balanced Fund	23

	Rate	Maturity
	(%)	date	Par value^	Value
Multi-Utilities 0.2%

CMS Energy Corp.	5.050	03-15-22	885,000	$995,794

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,000,000	2,007,500

Capital Preferred Securities 0.3%				$3,505,120

(Cost $3,481,453)

Financials 0.3%				3,505,120

Capital Markets 0.1%

Goldman Sachs Capital II (P)(Q)	4.000	06-09-14	1,195,000	920,150

Diversified Financial Services 0.1%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	05-27-14	1,094,000	853,320

Insurance 0.1%

MetLife Capital Trust IV (7.875% to 12-15-32
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	160,000	194,400

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,430,000	1,537,250

Term Loans (M) 0.1%				$1,016,723

(Cost $992,292)

Energy 0.0%				317,600

Oil, Gas & Consumable Fuels 0.0%

Templar Energy LLC	8.000	11-25-20	320,000	317,600

Industrials 0.1%				699,123

Air Freight & Logistics 0.1%

Syncreon Group BV	5.250	10-28-20	698,250	699,123

Collateralized Mortgage Obligations 4.4%				$54,249,879

(Cost $57,121,028)

Commercial & Residential 3.6%				44,620,909

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.732	08-25-35	260,633	244,224

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.040	12-25-46	13,413,461	946,306

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.372	06-25-45	1,263,033	1,172,005

Banc of America Commercial Mortgage
Securities Trust
Series 2013-DSNY, Class E (P)(S)	2.753	09-15-26	560,000	562,758

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03-25-35	608,113	617,234
Series 2005-5, Class A2 (P)	2.280	08-25-35	831,334	843,864

Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.712	07-25-35	905,056	841,780
Series 2005-7, Class 11A1 (P)	0.692	08-25-35	996,876	895,608

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10-25-34	498,183	511,461

24	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	6.015	07-10-38	635,000	$692,048
Series 2010-C1, Class D (P)(S)	6.053	07-10-46	530,000	576,831
Series 2012-CR2, Class XA IO	2.092	08-15-45	4,368,166	474,592
Series 2012-CR5, Class XA IO	2.063	12-10-45	5,375,064	550,224
Series 2012-LC4, Class C (P)	5.823	12-10-44	895,000	993,955
Series 2013-300P, Class D (P)(S)	4.540	08-10-30	1,000,000	1,005,906
Series 2013-CR11, Class B (P)	5.333	10-10-46	970,000	1,067,481
Series 2013-CR13, Class C (P)	4.928	10-10-46	575,000	597,754
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	755,000	819,925
Series 2014-CR15, Class XA IO	1.518	02-10-47	8,830,765	676,551
Series 2014-CR16, Class C (P)	4.906	04-10-47	815,000	850,298
Series 2014-TWC, Class D (P)(S)	2.403	02-13-32	740,000	740,211

Deutsche Mortgage Securities, Inc. Mortgage
Loan Trust
Series 2004-4, Class 2AR1 (P)	0.696	06-25-34	852,754	794,828

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.291	12-05-31	800,000	793,495

GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.128	08-19-34	664,236	644,747

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.753	11-08-29	905,000	923,156

HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.602	06-20-35	1,327,146	1,241,075

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.903	11-05-30	697,600	697,696
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	584,000	602,557

JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (P)	4.836	04-15-47	945,000	965,187

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM (P)	6.207	02-15-51	1,080,000	1,201,811
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	1,225,000	1,284,884
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	4,740,000	474,109
Series 2012-PHH, Class D (P)(S)	3.420	10-15-25	285,000	286,117
Series 2013-INMZ, Class M (P)(S)	6.130	09-15-18	1,315,000	1,331,980
Series 2013-JWRZ, Class D (P)(S)	3.142	04-15-30	540,000	541,608
Series 2014-FBLU, Class D (P)(S)	2.753	12-15-28	1,220,000	1,223,540
Series 2014-FBLU, Class E (P)(S)	3.653	12-15-28	845,000	847,703

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	770,000	841,388

MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.252	11-25-34	825,000	768,978

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12-25-34	740,812	747,457

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.327	02-15-46	810,000	807,094

Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.765	08-25-34	1,001,745	990,078

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.482	05-25-35	579,808	547,779

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	1,250,000	1,263,396

Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	335,000	333,283

See notes to financial statements	Semiannual report | Balanced Fund	25

	Rate	Maturity
	(%)	date	Par value^	Value
Commercial & Residential (continued)

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.941	05-10-63	3,495,495	$304,084

VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03-20-26	326,046	329,771

VNDO Mortgage Trust
Series 2013-PENN, Class D (P)(S)	4.079	12-13-29	1,044,000	1,043,956

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	365,000	400,741

WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.442	12-25-45	680,934	626,102
Series 2005-AR2, Class 2A1B (P)	0.522	01-25-45	312,192	283,221
Series 2005-AR2, Class 2A3 (P)	0.502	01-25-45	1,288,925	1,194,194
Series 2005-AR8, Class 2AB2 (P)	0.572	07-25-45	770,449	719,508

Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P)(S)	2.800	03-18-28	1,970,000	1,887,319
Series 2013-BTC, Class E (P)(S)	3.668	04-16-35	900,000	753,782

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.402	11-15-45	6,384,288	779,119
Series 2013-C16, Class B (P)	5.151	09-15-46	425,000	464,150

U.S. Government Agency 0.8%				9,628,970

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	5,388,545	1,075,735
Series 3794, Class PI IO	4.500	02-15-38	3,163,807	345,954
Series K017, Class X1 IO	1.590	12-25-21	3,034,220	260,910
Series K022, Class X1 IO	1.429	07-25-22	7,083,175	594,179
Series K709, Class X1 IO	1.673	03-25-19	3,178,522	205,762
Series K710, Class X1 IO	1.912	05-25-19	3,467,827	264,841
Series K711, Class X1 IO	1.831	07-25-19	8,455,356	631,209

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	2,988,868	443,255
Series 2012-118, Class IB IO	3.500	11-25-42	1,918,488	407,249
Series 2012-137, Class WI IO	3.500	12-25-32	2,189,048	414,351
Series 2012-67, Class KG	3.500	02-25-41	1,261,741	1,294,590
Series 402, Class 4 IO	4.000	10-25-39	3,608,680	711,678
Series 407, Class 15 IO	5.000	01-25-40	3,465,896	661,029
Series 407, Class 21 IO	5.000	01-25-39	1,792,969	289,633
Series 407, Class 7 IO	5.000	03-25-41	3,195,605	664,497
Series 407, Class 8 IO	5.000	03-25-41	1,585,854	282,713

Government National Mortgage Association
Series 2012-114, Class IO	1.033	01-16-53	3,591,698	322,495
Series 2013-42, Class IA IO	3.500	03-20-43	1,792,451	291,103
Series 2013-42, Class YI IO	3.500	03-20-43	3,007,353	467,787

Asset Backed Securities 1.7%				$21,240,838

(Cost $20,700,605)

Asset Backed Securities 1.7%				21,240,838

ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.602	05-25-35	440,000	417,439

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.602	10-25-35	1,060,000	896,394

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.622	05-25-35	865,000	789,148

Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.234	01-25-34	275,708	264,959
Series 2004-W6, Class M1 (P)	0.702	05-25-34	295,590	287,441

26	Balanced Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Asset Backed Securities (continued)

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.392	07-25-36	971,849	$895,616

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.797	06-25-37	991,208	995,945

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	1,403,625	1,426,243

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.441	02-25-35	756,712	775,576

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB4, Class M1 (P)	0.574	07-25-35	370,000	354,585

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.622	05-25-36	990,000	951,012

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	1,130,513	1,214,625

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.842	11-25-35	805,000	744,749

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.917	06-25-35	380,380	374,925

GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.422	10-25-35	1,101,699	1,024,808

GSAA Trust
Series 2005-10, Class M3 (P)	0.702	06-25-35	740,000	692,351

GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.332	02-25-36	302,969	285,514

Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.622	12-25-35	400,000	393,925

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.902	09-25-35	417,233	389,944

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.827	03-25-35	1,510,000	1,417,445

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.572	03-25-35	450,000	422,339

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	568,120	607,630

Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.594	11-25-35	650,000	591,083

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC 1, Class A2D (P)	0.452	12-25-36	1,100,000	1,040,485

Structured Asset Securities Corp. Mortgage
Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.652	02-25-35	797,028	759,598

TAL Advantage LLC
Series 2014-1A, Class A (S)	3.510	02-22-39	462,167	464,515

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	433,830	437,357
Series 2012-2A, Class B (S)	4.500	01-20-25	819,456	832,264
Series 2012-3A, Class A (S)	2.500	03-20-25	948,493	952,049
Series 2012-3A, Class B (S)	4.500	03-20-25	278,300	282,823
Series 2013-1A, Class B (S)	3.750	08-20-25	255,997	258,051

See notes to financial statements	Semiannual report | Balanced Fund	27

	Yield (%)	Shares	Value
Securities Lending Collateral 2.0%			$24,476,009

(Cost $24,474,755)

John Hancock Collateral Investment Trust (W)	0.1396 (Y)	2,445,864	24,476,009

		Par value	Value
Short-Term Investments 2.7%			$33,153,000

(Cost $33,153,000)

Repurchase Agreement 2.7%			33,153,000

Barclays Tri-Party Repurchase Agreement dated 4-30-14 at 0.040%
to be repurchased at $32,862,037 on 5-1-14, collateralized by
$37,286,600 U.S. Treasury Bonds, 2.875% due 5-15-43 (valued at
$33,519,300, including interest)		$32,862,000	32,862,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $291,000 on 5-1-14, collateralized by $300,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued at
$297,750, including interest)		291,000	291,000

Total investments (Cost $1,014,669,983)† 101.4%		$1,256,912,815

Other assets and liabilities, net (1.4%)			($16,768,877)

Total net assets 100.0%		$1,240,143,938

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

ADR American Depositary Receipts

BRL Brazilian Real

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-14.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,022,626,702. Net unrealized appreciation aggregated $234,286,113 of which $245,636,051 related to appreciated investment securities and $11,349,938 related to depreciated investment securities.

28	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $990,195,228) including
$23,878,451 of securities loaned	$1,232,436,806
Investments in affiliated issuers, at value (Cost $24,474,755)	24,476,009

Total investments, at value (Cost $1,014,669,983)	1,256,912,815
Cash	42,803
Foreign currency, at value (Cost $101,685)	101,217
Receivable for investments sold	11,908,221
Receivable for fund shares sold	3,621,812
Dividends and interest receivable	5,393,640
Receivable for securities lending income	5,318
Other receivables and prepaid expenses	108,686

Total assets	1,278,094,512

Liabilities

Payable for investments purchased	11,134,879
Payable for fund shares repurchased	1,667,935
Payable upon return of securities loaned	24,477,292
Payable to affiliates
Accounting and legal services fees	32,792
Transfer agent fees	139,460
Distribution and service fees	385,231
Trustees’ fees	2,969
Other liabilities and accrued expenses	110,016

Total liabilities	37,950,574

Net assets	$1,240,143,938

Net assets consist of

Paid-in capital	$976,047,164
Undistributed net investment income	973,723
Accumulated net realized gain (loss) on investments and foreign
currency transactions	20,878,363
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	242,244,688

Net assets	$1,240,143,938

See notes to financial statements	Semiannual report | Balanced Fund	29

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($643,701,158 ÷ 34,470,571 shares)	$18.67
Class B ($80,322,196 ÷ 4,310,185 shares)[1]	$18.64
Class C ($383,033,439 ÷ 20,540,969 shares)[1]	$18.65
Class I ($104,009,083 ÷ 5,572,718 shares)	$18.66
Class R1 ($3,934,284 ÷ 209,976 shares)	$18.74
Class R2 ($275,663 ÷ 14,761 shares)	$18.68
Class R3 ($19,713,888 ÷ 1,053,627 shares)	$18.71
Class R4 ($2,208,917 ÷ 117,871 shares)	$18.74
Class R5 ($2,107,273 ÷ 112,573 shares)	$18.72
Class R6 ($838,037 ÷ 44,862 shares)	$18.68

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.65

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

30	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$11,057,088
Interest	8,246,460
Securities lending	31,568
Less foreign taxes withheld	(141,669)

Total investment income	19,193,447

Expenses

Investment management fees	3,527,250
Distribution and service fees	3,205,511
Accounting and legal services fees	111,696
Transfer agent fees	774,947
Trustees’ fees	18,718
State registration fees	67,642
Printing and postage	47,203
Professional fees	42,635
Custodian fees	64,666
Registration and filing fees	26,008
Other	15,549

Total expenses	7,901,825
Less expense reductions	(37,988)

Net expenses	7,863,837

Net investment income	11,329,610

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	28,235,645
Investments in affiliated issuers	(982)
Foreign currency transactions	(4,630)

28,230,033
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	23,065,719
Investments in affiliated issuers	(209)
Translation of assets and liabilities in foreign currencies	2,431

23,067,941

Net realized and unrealized gain	51,297,974

Increase in net assets from operations	$62,627,584

See notes to financial statements	Semiannual report | Balanced Fund	31

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13
Increase (decrease) in net assets

From operations
Net investment income	$11,329,610	$19,190,339
Net realized gain	28,230,033	54,308,016
Change in net unrealized appreciation (depreciation)	23,067,941	89,684,648

Increase in net assets resulting from operations	62,627,584	163,183,003

Distributions to shareholders
From net investment income
Class A	(7,468,586)	(12,812,146)
Class B	(712,874)	(1,325,774)
Class C	(3,163,119)	(5,178,764)
Class I	(1,339,746)	(2,153,530)
Class R1	(36,753)	(59,039)
Class R2	(10,956)	(3,706)
Class R3	(214,793)	(391,699)
Class R4	(38,779)	(66,145)
Class R5	(23,968)	(138,050)
Class R6	(6,652)	(3,674)
From net realized gain
Class A	(22,757,729)	(9,255,914)
Class B	(3,112,351)	(1,377,709)
Class C	(13,337,895)	(5,281,761)
Class I	(3,465,776)	(1,312,990)
Class R1	(122,459)	(49,322)
Class R2	(10,298)	(1,873)
Class R3	(716,279)	(315,934)
Class R4	(109,271)	(43,311)
Class R5	(57,097)	(96,009)
Class R6	(6,580)	(2,104)

Total distributions	(56,711,961)	(39,869,454)

From fund share transactions	96,428,379	32,246,429

Total increase	102,344,002	155,559,978

Net assets

Beginning of period	1,137,799,936	982,239,958

End of period	$1,240,143,938	$1,137,799,936

Undistributed net investment income	$973,723	$2,660,339

32	Balanced Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.62	$16.57	$14.90	$14.93	$13.54	$11.33
Net investment income[2]	0.20	0.36	0.25	0.20	0.18	0.18
Net realized and unrealized gain
on investments	0.79	2.40	1.65	0.01	1.38	2.25
Total from investment operations	0.99	2.76	1.90	0.21	1.56	2.43
Less distributions
From net investment income	(0.23)	(0.41)	(0.23)	(0.24)	(0.17)	(0.22)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.94)	(0.71)	(0.23)	(0.24)	(0.17)	(0.22)
Net asset value, end of period	$18.67	$18.62	$16.57	$14.90	$14.93	$13.54
Total return (%)[3,4]	5.52[5]	17.23	12.84	1.40	11.61	21.72

Ratios and supplemental data

Net assets, end of period (in millions)	$644	$597	$512	$524	$668	$579
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.10[6]	1.14	1.18	1.16	1.18	1.22
Expenses net of fee waivers and credits	1.10[6]	1.14	1.18	1.16	1.17	1.21
Net investment income	2.17[6]	2.08	1.56	1.33	1.12	1.54
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	33

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.58	$16.54	$14.88	$14.91	$13.52	$11.31
Net investment income[2]	0.13	0.24	0.13	0.10	0.08	0.10
Net realized and unrealized gain
on investments	0.80	2.39	1.65	0.01	1.38	2.25
Total from investment operations	0.93	2.63	1.78	0.11	1.46	2.35
Less distributions
From net investment income	(0.16)	(0.29)	(0.12)	(0.14)	(0.07)	(0.14)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.87)	(0.59)	(0.12)	(0.14)	(0.07)	(0.14)
Net asset value, end of period	$18.64	$18.58	$16.54	$14.88	$14.91	$13.52
Total return (%)[3,4]	5.22[5]	16.38	12.03	0.73	10.86	20.93

Ratios and supplemental data

Net assets, end of period (in millions)	$80	$82	$76	$72	$76	$60
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.80[6]	1.84	1.88	1.86	1.88	1.91
Expenses net of fee waivers and credits	1.80[6]	1.84	1.88	1.86	1.87	1.91
Net investment income	1.47[6]	1.38	0.85	0.63	0.42	0.85
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.59	$16.55	$14.88	$14.92	$13.53	$11.32
Net investment income[2]	0.13	0.24	0.13	0.10	0.08	0.10
Net realized and unrealized gain
on investments	0.80	2.39	1.66	—	1.38	2.25
Total from investment operations	0.93	2.63	1.79	0.10	1.46	2.35
Less distributions
From net investment income	(0.16)	(0.29)	(0.12)	(0.14)	(0.07)	(0.14)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.87)	(0.59)	(0.12)	(0.14)	(0.07)	(0.14)
Net asset value, end of period	$18.65	$18.59	$16.55	$14.88	$14.92	$13.53
Total return (%)[3,4]	5.22[5]	16.37	12.09	0.66	10.85	20.91

Ratios and supplemental data

Net assets, end of period (in millions)	$383	$344	$292	$301	$350	$270
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.80[6]	1.84	1.88	1.86	1.88	1.92
Expenses net of fee waivers and credits	1.80[6]	1.84	1.88	1.86	1.87	1.92
Net investment income	1.47[6]	1.38	0.86	0.63	0.42	0.83
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

34	Balanced Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.61	$16.57	$14.91	$14.94	$13.54	$11.33
Net investment income[2]	0.23	0.42	0.31	0.27	0.24	0.23
Net realized and unrealized gain
on investments	0.79	2.40	1.64	0.01	1.39	2.25
Total from investment operations	1.02	2.82	1.95	0.28	1.63	2.48
Less distributions
From net investment income	(0.26)	(0.48)	(0.29)	(0.31)	(0.23)	(0.27)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.97)	(0.78)	(0.29)	(0.31)	(0.23)	(0.27)
Net asset value, end of period	$18.66	$18.61	$16.57	$14.91	$14.94	$13.54
Total return (%)[3]	5.71[4]	35.24	13.24	1.84	12.14	22.23

Ratios and supplemental data

Net assets, end of period (in millions)	$104	$89	$73	$69	$99	$92
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.79[5]	0.78	0.79	0.75	0.74	0.79
Expenses net of fee waivers and credits	0.78[5]	0.78	0.79	0.75	0.74	0.79
Net investment income	2.48[5]	2.44	1.95	1.76	1.55	1.98
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

CLASS R1 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.68	$16.63	$14.96	$14.99	$13.57	$11.35
Net investment income[2]	0.17	0.31	0.20	0.16	0.13	0.12
Net realized and unrealized gain
on investments	0.80	2.40	1.66	0.01	1.40	2.27
Total from investment operations	0.97	2.71	1.86	0.17	1.53	2.39
Less distributions
From net investment income	(0.20)	(0.36)	(0.19)	(0.20)	(0.11)	(0.17)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.91)	(0.66)	(0.19)	(0.20)	(0.11)	(0.17)
Net asset value, end of period	$18.74	$18.68	$16.63	$14.96	$14.99	$13.57
Total return (%)[3]	5.40[4]	16.84	12.50	1.14	11.32	21.23

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$3	$2	$1	—[5]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.44[6]	1.45	1.48	1.45	1.45	2.88
Expenses net of fee waivers and credits	1.43[6]	1.45	1.48	1.45	1.45	1.63
Net investment income	1.83[6]	1.76	1.25	1.05	0.81	0.94
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	35

CLASS R2 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$18.62	$16.58	$16.10
Net investment income[3]	0.22	0.38	0.18
Net realized and unrealized gain on investments	0.79	2.41	0.48
Total from investment operations	1.01	2.79	0.66
Less distributions
From net investment income	(0.24)	(0.45)	(0.18)
From net realized gain	(0.71)	(0.30)	—
Total Distributions	(0.95)	(0.75)	(0.18)
Net asset value, end of period	$18.68	$18.62	$16.58
Total return (%)[4]	5.66[5]	17.39	4.14[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[7]	0.98	0.96[7]
Expenses net of fee waivers and credits	0.97[7]	0.98	0.96[7]
Net investment income	2.36[7]	2.17	1.68[7]
Portfolio turnover (%)	22	53	65[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

CLASS R3 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.66	$16.61	$14.93	$14.98	$13.57	$11.35
Net investment income[2]	0.18	0.33	0.22	0.17	0.16	0.13
Net realized and unrealized gain
on investments	0.79	2.40	1.66	0.01	1.38	2.27
Total from investment operations	0.97	2.73	1.88	0.18	1.54	2.40
Less distributions
From net investment income	(0.21)	(0.38)	(0.20)	(0.23)	(0.13)	(0.18)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.92)	(0.68)	(0.20)	(0.23)	(0.13)	(0.18)
Net asset value, end of period	$18.71	$18.66	$16.61	$14.93	$14.98	$13.57
Total return (%)[3]	5.41[4]	16.97	12.69	1.17	11.41	21.36

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$19	$18	$16	$18	—[5]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.34[6]	1.35	1.36	1.36	1.25	2.83
Expenses net of fee waivers and credits	1.33[6]	1.35	1.36	1.36	1.25	1.51
Net investment income	1.94[6]	1.87	1.37	1.13	1.03	1.01
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

36	Balanced Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.69	$16.63	$14.95	$14.98	$13.57	$11.34
Net investment income[2]	0.22	0.40	0.27	0.22	0.19	0.10
Net realized and unrealized gain
on investments	0.79	2.41	1.66	0.01	1.39	2.34
Total from investment operations	1.01	2.81	1.93	0.23	1.58	2.44
Less distributions
From net investment income	(0.25)	(0.45)	(0.25)	(0.26)	(0.17)	(0.21)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.96)	(0.75)	(0.25)	(0.26)	(0.17)	(0.21)
Net asset value, end of period	$18.74	$18.69	$16.63	$14.95	$14.98	$13.57
Total return (%)[3]	5.61[4]	17.47	13.01	1.49	11.71	21.81

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$3	$2	$2	$1	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.03[5]	1.05	1.06	1.08	1.11	1.86
Expenses net of fee waivers and credits	0.93[5]	0.95	1.01	1.08	1.11	1.23
Net investment income	2.34[5]	2.26	1.73	1.41	1.18	1.40
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

CLASS R5 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.67	$16.61	$14.94	$14.97	$13.56	$11.34
Net investment income[2]	0.23	0.44	0.31	0.26	0.23	0.23
Net realized and unrealized gain
on investments	0.79	2.40	1.65	0.01	1.40	2.24
Total from investment operations	1.02	2.84	1.96	0.27	1.63	2.47
Less distributions
From net investment income	(0.26)	(0.48)	(0.29)	(0.30)	(0.22)	(0.25)
From net realized gain	(0.71)	(0.30)	—	—	—	—
Total distributions	(0.97)	(0.78)	(0.29)	(0.30)	(0.22)	(0.25)
Net asset value, end of period	$18.72	$18.67	$16.61	$14.94	$14.97	$13.56
Total return (%)[3]	5.72[4]	17.73	13.27	1.80	12.09	22.09

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$6	$3	$3	—[5]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.74[6]	0.74	0.76	0.78	0.78	2.07
Expenses net of fee waivers and credits	0.73[6]	0.74	0.76	0.78	0.78	0.92
Net investment income	2.48[6]	2.51	1.96	1.71	1.44	1.75
Portfolio turnover (%)	22	53	65	67	67	78

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	37

CLASS R6 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$18.63	$16.58	$14.91	$14.73
Net investment income[3]	0.24	0.44	0.32	0.04
Net realized and unrealized gain on investments	0.79	2.40	1.65	0.18
Total from investment operations	1.03	2.84	1.97	0.22
Less distributions
From net investment income	(0.27)	(0.49)	(0.30)	(0.04)
From net realized gain	(0.71)	(0.30)	—	—
Total distributions	(0.98)	(0.79)	(0.30)	(0.04)
Net asset value, end of period	$18.68	$18.63	$16.58	$14.91
Total return (%)[4]	5.77[5]	17.76	13.35	1.48[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[7]	0.70	0.71	0.73[7]
Expenses net of fee waivers and credits	0.67[7]	0.70	0.71	0.73[7]
Net investment income	2.66[7]	2.50	2.02	1.57[7]
Portfolio turnover (%)	22	53	65	67[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

38	Balanced Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at

Semiannual report | Balanced Fund	39

the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$72,320,530	$72,320,530	—	—
Consumer Staples	69,564,654	69,564,654	—	—
Energy	84,481,795	84,480,684	—	$1,111
Financials	175,130,483	175,130,483	—	—
Health Care	101,778,986	101,778,986	—	—
Industrials	81,449,190	81,449,190	—	—
Information Technology	114,628,367	114,628,367	—	—
Materials	19,804,061	19,804,061	—	—
Telecommunication
Services	40,784,049	40,784,049	—	—
Utilities	22,125,620	22,125,620	—	—
Preferred Securities
Financials	3,524,552	2,700,560	$823,992	—
Industrials	9,301,996	9,301,996	—	—
U.S. Government &
Agency Obligations	127,043,190	—	127,043,190	—

40	Balanced Fund | Semiannual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$20,776,833	—	$20,776,833	—
Consumer Staples	6,677,026	—	6,677,026	—
Energy	21,184,000	—	21,184,000	—
Financials	80,338,348	—	80,338,348	—
Health Care	6,575,822	—	6,575,822	—
Industrials	20,915,532	—	20,915,532	—
Information Technology	1,815,526	—	1,815,526	—
Materials	14,672,156	—	14,672,156	—
Telecommunication
Services	17,551,425	—	17,551,425	—
Utilities	6,827,105	—	6,827,105	—
Capital Preferred
Securities
Financials	3,505,120	—	3,505,120	—
Term Loans
Energy	317,600	—	317,600	—
Industrials	699,123	—	699,123	—
Collateralized Mortgage
Obligations	54,249,879	—	54,249,879	—
Asset Backed Securities	21,240,838	—	21,240,838	—
Securities Lending
Collateral	24,476,009	$24,476,009	—	—
Short-Term Investments	33,153,000	—	33,153,000	—

Total Investments in
Securities	$1,256,912,815	$818,545,189	$438,366,515	$1,111

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest

Semiannual report | Balanced Fund	41

receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in

42	Balanced Fund | Semiannual report

any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $442. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage are calculated daily for all classes, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, treating a portion of the proceeds from redemptions as distributions for tax purposes, paydown adjustments, and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service

Semiannual report | Balanced Fund	43

providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the fund’s average daily net assets; and (b) 0.55% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until February 28, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2014, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R1	CLASS R2	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL

$18,943	$2,499	$11,209	$2,959	$106	$31	$593	$90	$50	$56	$36,536

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.

44	Balanced Fund | Semiannual report

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares until at least February 28, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $1,452 for Class R4 shares for the period ended April 30, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,528,556 for the six months ended April 30, 2014. Of this amount, $249,342 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,252,522 was paid as sales commissions to broker-dealers and $26,692 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $2,214, $49,523 and $11,688 for Class A, Class B, and Class C shares, respectively.

Semiannual report | Balanced Fund	45

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$915,611	$414,011	$35,111	$24,507
Class B	403,282	54,677	4,629	3,238
Class C	1,804,821	244,926	20,775	14,492
Class I	—	58,657	5,487	3,822
Class R1	12,758	318	197	137
Class R2	1,447	95	55	40
Class R3	62,093	1,796	1,099	767
Class R4	5,072	273	166	116
Class R5	427	148	93	64
Class R6	—	46	30	20
Total	$3,205,511	$774,947	$67,642	$47,203

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,159,396	$76,715,691	6,700,531	$117,223,829
Distributions reinvested	1,621,285	29,163,699	1,270,596	21,231,329
Repurchased	(3,351,952)	(61,852,400)	(6,852,939)	(118,719,231)

Net increase	2,428,729	$44,026,990	1,118,188	$19,735,927

Class B shares

Sold	139,453	$2,563,276	476,655	$8,244,580
Distributions reinvested	187,681	3,368,357	141,146	2,340,540
Repurchased	(433,538)	(7,958,282)	(793,153)	(13,803,688)

Net decrease	(106,404)	($2,026,649)	(175,352)	($3,218,568)

46	Balanced Fund | Semiannual report

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	2,658,083	$48,862,465	3,086,564	$54,069,757
Distributions reinvested	762,305	13,691,358	521,633	8,659,798
Repurchased	(1,356,402)	(24,954,531)	(2,801,511)	(48,487,040)

Net increase	2,063,986	$37,599,292	806,686	$14,242,515

Class I shares

Sold	1,164,727	$21,474,509	1,537,479	$26,804,193
Distributions reinvested	211,557	3,806,062	165,423	2,770,870
Repurchased	(578,328)	(10,643,993)	(1,331,766)	(22,987,734)

Net increase	797,956	$14,636,578	371,136	$6,587,329

Class R1 shares

Sold	50,237	$934,488	56,550	$990,308
Distributions reinvested	7,108	128,305	5,534	92,483
Repurchased	(12,490)	(231,716)	(58,129)	(1,014,607)

Net increase	44,855	$831,077	3,955	$68,184

Class R2 shares

Sold	75,449	$1,362,153	9,374	$168,487
Distributions reinvested	473	8,733	16	274
Repurchased	(75,905)	(1,418,539)	(857)	(15,289)

Net increase (decrease)	17	($47,653)	8,533	$153,472

Class R3 shares

Sold	54,399	$1,007,019	124,371	$2,162,168
Distributions reinvested	51,664	931,072	41,657	696,470
Repurchased	(60,325)	(1,115,321)	(217,097)	(3,744,353)

Net increase (decrease)	45,738	$822,770	(51,069)	($885,715)

Class R4 shares

Sold	15,194	$282,371	121,877	$2,200,734
Distributions reinvested	8,200	148,049	6,517	109,456
Repurchased	(57,485)	(1,070,937)	(118,145)	(2,133,635)

Net increase (decrease)	(34,091)	($640,517)	10,249	$176,555

Class R5 shares

Sold	41,392	$764,446	106,280	$1,847,543
Distributions reinvested	4,491	81,065	14,044	234,060
Repurchased	(15,160)	(275,039)	(381,043)	(6,734,068)

Net increase (decrease)	30,723	$570,472	(260,719)	($4,652,465)

Class R6 shares

Sold	38,028	$699,494	4,260	$75,337
Distributions reinvested	358	6,572	23	395
Repurchased	(2,739)	(50,047)	(2,023)	(36,537)

Net increase	35,647	$656,019	2,260	$39,195

Total net increase	5,307,156	$96,428,379	1,833,867	$32,246,429

Affiliates of the fund owned 42% and 15% of shares of beneficial interest of Class R2 and Class R6, respectively, on April 30, 2014.

Semiannual report | Balanced Fund	47

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $205,414,657 and $168,672,884, respectively, for the six months ended April 30, 2014. Purchases and sales of U.S. Treasury obligations aggregated $79,184,943 and $84,330,618, respectively, for the six months ended April 30, 2014.

48	Balanced Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Balanced Fund	49

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Balanced Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	36SA 4/14
MF184396	6/14

John Hancock Large Cap Equity Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	14.71	14.98	10.11	0.11	14.71	100.96	162.09

Class B	14.84	15.08	10.02	–0.02	14.84	101.80	159.88

Class C	18.80	15.30	9.84	3.98	18.80	103.74	155.72

Class I1	21.04	16.57	11.11	5.53	21.04	115.22	186.84

Class R1[1,2]	20.27	15.77	10.28	5.18	20.27	107.98	166.13

Class R2[1,2]	20.64	16.18	10.70	5.32	20.64	111.64	176.39

Class R3[1,2]	20.40	15.85	10.37	5.24	20.40	108.65	168.32

Class R4[1,2]	20.87	16.22	10.72	5.45	20.87	112.07	176.82

Class R5[1,2]	21.08	16.54	11.03	5.54	21.08	114.96	184.80

Class R6[1,2]	21.18	16.66	11.19	5.57	21.18	116.07	188.83

Index†	20.44	19.14	7.67	8.36	20.44	140.02	109.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers or expense limitations are contractual at least until 2-28-15 for Class B and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, except Class R4 and Class R6, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net (%)	1.09	1.84	1.84	0.83	1.47	1.22	1.37	0.97	0.77	0.69
Gross (%)	1.09	1.84	1.84	0.83	1.47	1.22	1.37	1.07	0.77	0.72

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 2-28-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P 500 Index.

See the following page for footnotes.

6	Large Cap Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-04	$25,988	$25,988	$20,932

Class C3	4-30-04	25,572	25,572	20,932

Class I1	4-30-04	28,684	28,684	20,932

Class R1[1,2]	4-30-04	26,613	26,613	20,932

Class R2[1,2]	4-30-04	27,639	27,639	20,932

Class R3[1,2]	4-30-04	26,832	26,832	20,932

Class R4[1,2]	4-30-04	27,682	27,682	20,932

Class R5[1,2]	4-30-04	28,480	28,480	20,932

Class R6[1,2]	4-30-04	28,883	28,883	20,932

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 For certain types of investors, as described in the fund’s prospectuses.

2 9-30-84 is the inception date for the oldest class of shares, Class A shares. Class R1, Class R3, Class R4, and Class R5 shares were first offered on 5-22-09. Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,053.80	$5.40	1.06%

Class B	1,000.00	1,049.80	9.20	1.81%

Class C	1,000.00	1,049.80	9.20	1.81%

Class I	1,000.00	1,055.30	4.08	0.80%

Class R1	1,000.00	1,051.80	7.33	1.44%

Class R2	1,000.00	1,053.20	6.01	1.18%

Class R3	1,000.00	1,052.40	6.82	1.34%

Class R4	1,000.00	1,054.50	4.84	0.95%

Class R5	1,000.00	1,055.40	3.77	0.74%

Class R6	1,000.00	1,055.70	3.47	0.68%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,019.50	$5.31	1.06%

Class B	1,000.00	1,015.80	9.05	1.81%

Class C	1,000.00	1,015.80	9.05	1.81%

Class I	1,000.00	1,020.80	4.01	0.80%

Class R1	1,000.00	1,017.70	7.20	1.44%

Class R2	1,000.00	1,018.90	5.91	1.18%

Class R3	1,000.00	1,018.10	6.71	1.34%

Class R4	1,000.00	1,020.10	4.76	0.95%

Class R5	1,000.00	1,021.10	3.71	0.74%

Class R6	1,000.00	1,021.40	3.41	0.68%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (40.1% of Net Assets on 4-30-14)[1,2]

Apple, Inc.	5.6%	Facebook, Inc., Class A	3.5%

Amazon.com, Inc.	5.0%	Lennar Corp., Class A	3.5%

JPMorgan Chase & Company	4.7%	American International Group, Inc.	3.1%

QUALCOMM, Inc.	4.7%	The Goldman Sachs Group, Inc.	3.0%

Bank of America Corp.	4.2%	EMC Corp.	2.8%

Sector Composition[1,3]

Information Technology	24.7%	Health Care	6.8%

Financials	24.6%	Industrials	6.5%

Consumer Discretionary	16.7%	Consumer Staples	5.9%

Energy	12.8%	Short-Term Investments & Other	2.0%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor, and value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Large Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value
Common Stocks 98.0%	$2,034,137,457

(Cost $1,624,687,966)

Consumer Discretionary 16.7%		347,090,268

Hotels, Restaurants & Leisure 2.6%

McDonald’s Corp.	314,707	31,904,995

Starbucks Corp.	301,581	21,297,650

Household Durables 6.5%

Lennar Corp., Class A	1,885,495	72,761,252

NVR, Inc. (I)	35,565	38,303,505

Tempur Sealy International, Inc. (I)	482,506	24,212,151

Internet & Catalog Retail 5.0%

Amazon.com, Inc. (I)	340,726	103,624,998

Specialty Retail 2.6%

CarMax, Inc. (I)	509,106	22,288,661

Lowe’s Companies, Inc.	712,199	32,697,056

Consumer Staples 5.9%		121,667,564

Beverages 4.8%

Diageo PLC, ADR	255,692	31,393,864

PepsiCo, Inc.	496,093	42,609,428

SABMiller PLC	448,106	24,399,804

Tobacco 1.1%

Philip Morris International, Inc.	272,322	23,264,468

Energy 12.8%		265,200,157

Energy Equipment & Services 3.9%

National Oilwell Varco, Inc.	348,114	27,337,392

Schlumberger, Ltd.	530,142	53,835,920

Oil, Gas & Consumable Fuels 8.9%

Apache Corp.	505,505	43,877,834

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Cabot Oil & Gas Corp.	625,686	24,576,946

Chevron Corp.	190,123	23,864,239

Exxon Mobil Corp.	235,440	24,111,410

Occidental Petroleum Corp.	480,242	45,983,172

Southwestern Energy Company (I)	451,300	21,608,244

See notes to financial statements	Semiannual report | Large Cap Equity Fund	11

	Shares	Value
Financials 24.6%		$511,571,047

Banks 11.4%

Bank of America Corp.	5,704,848	86,371,399

Citigroup, Inc.	624,613	29,925,209

JPMorgan Chase & Company	1,745,991	97,740,580

Wells Fargo & Company	465,643	23,114,519

Capital Markets 8.2%

Morgan Stanley	1,477,111	45,687,043

State Street Corp.	296,141	19,118,863

T. Rowe Price Group, Inc.	514,978	42,295,143

The Goldman Sachs Group, Inc.	391,236	62,527,338

Consumer Finance 1.0%

American Express Company	234,855	20,533,373

Insurance 4.0%

American International Group, Inc.	1,223,982	65,030,164

Prudential Financial, Inc.	238,317	19,227,416

Health Care 6.8%		142,393,835

Biotechnology 1.6%

Amgen, Inc.	295,418	33,012,962

Health Care Equipment & Supplies 1.4%

Medtronic, Inc.	501,990	29,527,052

Pharmaceuticals 3.8%

Merck & Company, Inc.	726,594	42,549,345

Novartis AG, ADR	429,083	37,304,476

Industrials 6.5%		134,439,040

Aerospace & Defense 1.1%

L-3 Communications Holdings, Inc.	191,012	22,037,054

Air Freight & Logistics 1.2%

United Parcel Service, Inc., Class B	245,697	24,201,155

Industrial Conglomerates 1.9%

General Electric Company	1,432,117	38,509,626

Machinery 1.1%

Caterpillar, Inc.	225,516	23,769,386

Professional Services 1.2%

IHS, Inc., Class A (I)	214,887	25,921,819

Information Technology 24.7%		511,775,546

Communications Equipment 4.7%

QUALCOMM, Inc.	1,239,185	97,536,251

Internet Software & Services 7.9%

Facebook, Inc., Class A (I)	1,230,312	73,548,051

Google, Inc., Class A (I)	84,950	45,438,056

Google, Inc., Class C (I)	84,950	44,739,767

Semiconductors & Semiconductor Equipment 1.0%

Intel Corp.	766,217	20,450,332

12	Large Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Software 2.8%

Oracle Corp.	1,399,138	$57,196,761

Technology Hardware, Storage & Peripherals 8.3%

Apple, Inc.	196,000	115,657,640

EMC Corp.	2,217,391	57,208,688

	Par value	Value
Short-Term Investments 2.4%		$49,226,000

(Cost $49,226,000)

Repurchase Agreement 2.4%		49,226,000

Barclays Tri-Party Repurchase Agreement dated 4-30-14 at 0.040%
to be repurchased at $48,824,054 on 5-1-14, collateralized by
$49,485,200 U.S. Treasury Notes, 1.000%–2.125% due 10-31-16
to 1-31-21 (valued at $49,800,622, including interest)	$48,824,000	48,824,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $402,000 on 5-1-14, collateralized by $415,000 U.S. Treasury Note, 1.375% due 12-31-18 (valued at
$411,888, including interest)	402,000	402,000

Total investments (Cost $1,673,913,966)† 100.4%	$2,083,363,457

Other assets and liabilities, net (0.4%)		($8,586,865)

Total net assets 100.0%	$2,074,776,592

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,677,520,245. Net unrealized appreciation aggregated $405,843,212, of which $423,773,064 related to appreciated investment securities and $17,929,852 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,673,913,966)	$2,083,363,457
Cash	549
Receivable for fund shares sold	5,871,432
Dividends and interest receivable	1,194,118
Other receivables and prepaid expenses	138,414

Total assets	2,090,567,970

Liabilities

Payable for investments purchased	8,657,682
Payable for fund shares repurchased	5,105,010
Payable to affiliates
Accounting and legal services fees	51,552
Transfer agent fees	262,314
Distribution and service fees	510,038
Trustees’ fees	3,177
Investment management fees	1,055,713
Other liabilities and accrued expenses	145,892

Total liabilities	15,791,378

Net assets	$2,074,776,592

Net assets consist of

Paid-in capital	$1,863,673,346
Undistributed net investment income	2,498,192
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(200,844,437)
Net unrealized appreciation (depreciation) on investments	409,449,491

Net assets	$2,074,776,592

14	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,068,406,181 ÷ 29,202,543 shares)[1]	$36.59
Class B ($68,207,307 ÷ 2,034,172 shares)[1]	$33.53
Class C ($277,695,814 ÷ 8,283,680 shares)[1]	$33.52
Class I ($641,169,128 ÷ 16,892,210 shares)	$37.96
Class R1 ($6,604,710 ÷ 175,600 shares)	$37.61
Class R2 ($1,335,454 ÷ 35,225 shares)	$37.91
Class R3 ($3,327,862 ÷ 88,395 shares)	$37.65
Class R4 ($2,466,799 ÷ 65,221 shares)	$37.82
Class R5 ($1,700,054 ÷ 44,734 shares)	$38.00
Class R6 ($3,863,283 ÷ 101,675 shares)	$38.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$38.52

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$15,319,657
Interest	7,488
Less foreign taxes withheld	(175,051)

Total investment income	15,152,094

Expenses

Investment management fees	6,136,420
Distribution and service fees	3,123,411
Accounting and legal services fees	186,547
Transfer agent fees	1,288,701
Trustees’ fees	29,780
State registration fees	71,350
Printing and postage	76,049
Professional fees	44,000
Custodian fees	108,001
Registration and filing fees	20,480
Other	21,771

Total expenses	11,106,510
Less expense reductions	(62,385)

Net expenses	11,044,125

Net investment income	4,107,969

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	60,691,169
Foreign currency transactions	(850)

60,690,319
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	33,524,382

33,524,382

Net realized and unrealized gain	94,214,701

Increase in net assets from operations	$98,322,670

16	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income	$4,107,969	$11,983,916
Net realized gain	60,690,319	115,509,395
Change in net unrealized appreciation (depreciation)	33,524,382	274,395,210

Increase in net assets resulting from operations	98,322,670	401,888,521

Distributions to shareholders
From net investment income
Class A	(6,066,777)	(8,750,475)
Class B	—	(180,435)
Class C	—	(603,219)
Class I	(4,031,587)	(2,664,957)
Class R1	(20,703)	(40,835)
Class R2	(4,950)	(1,130)
Class R3	(11,444)	(17,786)
Class R4	(16,261)	(1,257)
Class R5	(11,925)	(13,252)
Class R6	(35,466)	(1,470)

Total distributions	(10,199,113)	(12,274,816)

From fund share transactions	158,005,615	(44,567,199)

Total increase	246,129,172	345,046,506

Net assets

Beginning of period	1,828,647,420	1,483,600,914

End of period	$2,074,776,592	$1,828,647,420

Undistributed net investment income	$2,498,192	$8,589,336

See notes to financial statements	Semiannual report | Large Cap Equity Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$34.92	$27.52	$24.14	$24.60	$21.61	$18.28
Net investment income[2]	0.09	0.26	0.19	0.06	0.06	0.07
Net realized and unrealized gain (loss)
on investments	1.78	7.40	3.20	(0.22)	3.01	3.88
Total from investment operations	1.87	7.66	3.39	(0.16)	3.07	3.95
Less distributions
From net investment income	(0.20)	(0.26)	(0.01)	(0.30)	(0.08)	(0.62)
Net asset value, end of period	$36.59	$34.92	$27.52	$24.14	$24.60	$21.61
Total return (%)[3,4]	5.38[5]	28.07	14.07	(0.73)	14.22	22.76

Ratios and supplemental data

Net assets, end of period (in millions)	$1,068	$1,044	$943	$1,355	$1,998	$1,660
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.07[6]	1.10	1.14	1.12	1.16	1.23
Expenses including reductions	1.06[6]	1.10	1.14	1.12	1.14	1.22
Net investment income	0.49[6]	0.83	0.74	0.24	0.24	0.35
Portfolio turnover (%)	13	31	108	59	94	99

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

18	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$31.94	$25.20	$22.25	$22.71	$20.02	$16.89
Net investment income (loss)[2]	(0.04)	0.02	(0.01)	(0.12)	(0.11)	(0.06)
Net realized and unrealized gain (loss)
on investments	1.63	6.79	2.96	(0.22)	2.80	3.61
Total from investment operations	1.59	6.81	2.95	(0.34)	2.69	3.55
Less distributions
From net investment income	—	(0.07)	—	(0.12)	—	(0.42)
Net asset value, end of period	$33.53	$31.94	$25.20	$22.25	$22.71	$20.02
Total return (%)[3,4]	4.98[5]	27.07	13.26	(1.52)	13.44	21.85

Ratios and supplemental data

Net assets, end of period (in millions)	$68	$74	$69	$80	$104	$105
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.82[6]	1.86	1.89	1.87	1.92	1.98
Expenses including reductions	1.81[6]	1.85	1.89	1.87	1.89	1.98
Net investment income (loss)	(0.26)[6]	0.08	(0.04)	(0.51)	(0.50)	(0.38)
Portfolio turnover (%)	13	31	108	59	94	99

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$31.93	$25.19	$22.25	$22.70	$20.02	$16.89
Net investment income (loss)[2]	(0.04)	0.02	(0.01)	(0.12)	(0.11)	(0.07)
Net realized and unrealized gain (loss)
on investments	1.63	6.79	2.95	(0.21)	2.79	3.62
Total from investment operations	1.59	6.81	2.94	(0.33)	2.68	3.55
Less distributions
From net investment income	—	(0.07)	—	(0.12)	—	(0.42)
Net asset value, end of period	$33.52	$31.93	$25.19	$22.25	$22.70	$20.02
Total return (%)[3,4]	4.98[5]	27.08	13.21	(1.48)	13.39	21.85

Ratios and supplemental data

Net assets, end of period (in millions)	$278	$267	$235	$313	$402	$329
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.82[6]	1.85	1.89	1.87	1.92	1.98
Expenses including reductions	1.81[6]	1.85	1.89	1.87	1.89	1.97
Net investment income (loss)	(0.26)[6]	0.07	(0.03)	(0.51)	(0.51)	(0.40)
Portfolio turnover (%)	13	31	108	59	94	99

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	19

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$36.28	$28.58	$25.00	$25.46	$22.33	$18.91
Net investment income[2]	0.14	0.35	0.29	0.15	0.14	0.14
Net realized and unrealized gain (loss)
on investments	1.86	7.70	3.32	(0.23)	3.13	4.00
Total from investment operations	2.00	8.05	3.61	(0.08)	3.27	4.14
Less distributions
From net investment income	(0.32)	(0.35)	(0.03)	(0.38)	(0.14)	(0.72)
Net asset value, end of period	$37.96	$36.28	$28.58	$25.00	$25.46	$22.33
Total return (%)[3]	5.53[4]	28.45	14.45	(0.38)	14.69	23.21

Ratios and supplemental data

Net assets, end of period (in millions)	$641	$428	$226	$347	$282	$195
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.81[5]	0.80	0.80	0.76	0.76	0.84
Expenses including reductions	0.80[5]	0.80	0.80	0.76	0.76	0.84
Net investment income	0.73[5]	1.09	1.08	0.59	0.61	0.75
Portfolio turnover (%)	13	31	108	59	94	99

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

CLASS R1 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$35.85	$28.26	$24.85	$25.34	$22.25	$18.82
Net investment income (loss)[3]	0.02	0.15	0.10	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.83	7.62	3.31	(0.23)	3.12	3.45
Total from investment operations	1.85	7.77	3.41	(0.26)	3.09	3.43
Less distributions
From net investment income	(0.09)	(0.18)	—[4]	(0.23)	—	—
Net asset value, end of period	$37.61	$35.85	$28.26	$24.85	$25.34	$22.25
Total return (%)[5]	5.18[6]	27.63	13.73	(1.07)	13.89	18.23[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$8	$7	$7	$2	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.45[8]	1.44	1.45	1.45	1.41	2.38[8]
Expenses including reductions	1.44[8]	1.43	1.45	1.45	1.41	1.61[8]
Net investment income (loss)	0.13[8]	0.48	0.38	(0.13)	(0.14)	(0.24)[8]
Portfolio turnover (%)	13	31	108	59	94	99[9]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R1 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

20	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$36.22	$28.56	$26.69
Net investment income[3]	0.06	0.25	0.11
Net realized and unrealized gain on investments	1.86	7.71	1.76
Total from investment operations	1.92	7.96	1.87
Less distributions
From net investment income	(0.23)	(0.30)	—
Net asset value, end of period	$37.91	$36.22	$28.56
Total return (%)[4]	5.32[5]	28.13	7.01[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[7]	1.07	0.97[7]
Expenses including reductions	1.18[7]	1.06	0.97[7]
Net investment income	0.32[7]	0.76	0.58[7]
Portfolio turnover (%)	13	31	108[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

CLASS R3 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$35.90	$28.30	$24.87	$25.34	$22.26	$18.82
Net investment income (loss)[3]	0.04	0.18	0.12	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.84	7.61	3.32	(0.22)	3.14	3.46
Total from investment operations	1.88	7.79	3.44	(0.24)	3.09	3.44
Less distributions
From net investment income	(0.13)	(0.19)	(0.01)	(0.23)	(0.01)	—
Net asset value, end of period	$37.65	$35.90	$28.30	$24.87	$25.34	$22.26
Total return (%)[4]	5.24[5]	27.70	13.82	(1.00)	13.89	18.28[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$3	$1	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.35[7]	1.36	1.37	1.38	1.42	3.13[7]
Expenses including reductions	1.34[7]	1.36	1.37	1.38	1.42	1.51
Net investment income (loss)	0.21[7]	0.56	0.47	(0.06)	(0.20)	(0.19)[7]
Portfolio turnover (%)	13	31	108	59	94	99[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	21

CLASS R4 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$36.12	$28.47	$24.94	$25.38	$22.29	$18.82
Net investment income[3]	0.11	0.29	0.21	0.08	0.02	0.01
Net realized and unrealized gain (loss)
on investments	1.85	7.66	3.34	(0.24)	3.13	3.46
Total from investment operations	1.96	7.95	3.55	(0.16)	3.15	3.47
Less distributions
From net investment income	(0.26)	(0.30)	(0.02)	(0.28)	(0.06)	—
Net asset value, end of period	$37.82	$36.12	$28.47	$24.94	$25.38	$22.29
Total return (%)[4]	5.45[5]	28.19	14.23	(0.70)	14.16	18.44[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.05[7]	1.06	1.07	1.06	2.34	2.87[7]
Expenses including reductions	0.95[7]	0.95	1.03	1.06	1.21	1.21[7]
Net investment income	0.60[7]	0.90	0.78	0.30	0.08	0.11[7]
Portfolio turnover (%)	13	31	108	59	94	99[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

CLASS R5 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$36.31	$28.61	$25.01	$25.44	$22.32	$18.82
Net investment income[3]	0.15	0.37	0.29	0.16	0.05	0.03
Net realized and unrealized gain (loss)
on investments	1.86	7.69	3.34	(0.24)	3.18	3.47
Total from investment operations	2.01	8.06	3.63	(0.08)	3.23	3.50
Less distributions
From net investment income	(0.32)	(0.36)	(0.03)	(0.35)	(0.11)	—
Net asset value, end of period	$38.00	$36.31	$28.61	$25.01	$25.44	$22.32
Total return (%)[4]	5.54[5]	28.47	14.52	(0.38)	14.52	18.60[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	$2	$2	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.75[7]	0.76	0.76	0.74	0.89	2.40[7]
Expenses including reductions	0.74[7]	0.76	0.76	0.74	0.89	0.91[7]
Net investment income	0.80[7]	1.14	1.08	0.59	0.22	0.37[7]
Portfolio turnover (%)	13	31	108	59	94	99[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

22	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$36.33	$28.61	$25.00	$24.67
Net investment income[3]	0.17	0.38	0.29	0.02
Net realized and unrealized gain on investments	1.85	7.70	3.35	0.31
Total from investment operations	2.02	8.08	3.64	0.33
Less distributions
From net investment income	(0.35)	(0.36)	(0.03)	—
Net asset value, end of period	$38.00	$36.33	$28.61	$25.00
Total return (%)[4]	5.57[5]	28.56	14.57	1.34[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[7]	0.72	0.72	0.75[7]
Expenses including reductions	0.68[7]	0.71	0.72	0.75[7]
Net investment income	0.89[7]	1.17	1.10	0.47[7]
Portfolio turnover (%)	13	31	108	59[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Large Cap Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

24	Large Cap Equity Fund | Semiannual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$347,090,268	$347,090,268	—	—
Consumer Staples	121,667,564	97,267,760	$24,399,804	—
Energy	265,200,157	265,195,157	—	$5,000
Financials	511,571,047	511,571,047	—	—
Health Care	142,393,835	142,393,835	—	—
Industrials	134,439,040	134,439,040	—	—
Information Technology	511,775,546	511,775,546	—	—
Short-Term Investments	49,226,000	—	49,226,000	—

Total Investments in
Securities	$2,083,363,457	$2,009,732,653	$73,625,804	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign

Semiannual report | Large Cap Equity Fund	25

securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $565. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

26	Large Cap Equity Fund | Semiannual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the fund has a capital loss carryforward of $257,928,477 available to offset future net realized capital gains as of October 31, 2013. This carryforward expires October 31, 2017.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.625% of the first $3,000,000,000 of the fund’s average daily net assets; and b) 0.600% of the fund’s average daily net assets in excess of $3,000,000,000. The Advisor has

Semiannual report | Large Cap Equity Fund	27

a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until February 28, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2014, these expense waivers amounted to:

EXPENSE
CLASS	REDUCTIONS

Class A	$33,177
Class B	2,248
Class C	8,534
Class I	16,413
Class R1	241
Class R2	34
Class R3	102
Class R4	73
Class R5	49
Class R6	336
Total	$61,207

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

28	Large Cap Equity Fund | Semiannual report

expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares until at least February 28, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $1,178 for Class R4 shares for the six months ended April 30, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,051,242 for the six months ended April 30, 2014. Of this amount, $170,866 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $864,349 was paid as sales commissions to broker-dealers and $16,027 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $2,109, $44,540 and $6,950 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more

Semiannual report | Large Cap Equity Fund	29

John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION AND	TRANSFER	STATE	PRINTING AND
CLASS	SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,337,620	$725,862	$38,859	$41,451
Class B	363,144	49,240	2,636	2,814
Class C	1,375,858	186,674	9,994	10,658
Class I	—	325,097	19,157	20,375
Class R1	29,039	735	282	302
Class R2	2,638	101	39	42
Class R3	10,605	309	119	127
Class R4	4,131	221	86	91
Class R5	376	148	57	61
Class R6	—	314	121	128
Total	$3,123,411	$1,288,701	$71,350	$76,049

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,456,839	$89,291,033	4,625,038	$142,535,564
Distributions reinvested	160,566	5,735,434	290,635	8,193,000
Repurchased	(3,326,221)	(120,720,384)	(9,276,295)	(284,678,822)

Net decrease	(708,816)	($25,693,917)	(4,360,622)	($133,950,258)

Class B shares

Sold	32,054	$1,072,953	262,207	$7,350,515
Distributions reinvested	—	—	6,028	156,420
Repurchased	(320,312)	(10,638,823)	(684,301)	(19,294,059)

Net decrease	(288,258)	($9,565,870)	(416,066)	($11,787,124)

Class C shares

Sold	534,392	$17,818,340	873,601	$25,058,444
Distributions reinvested	—	—	17,477	453,520
Repurchased	(599,967)	(19,975,777)	(1,855,945)	(52,000,077)

Net decrease	(65,575)	($2,157,437)	(964,867)	($26,488,113)

30	Large Cap Equity Fund | Semiannual report

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	6,446,504	$243,509,882	6,764,024	$218,239,648
Distributions reinvested	53,201	1,969,511	75,277	2,198,840
Repurchased	(1,400,736)	(52,926,975)	(2,951,114)	(94,583,263)

Net increase	5,098,969	$192,552,418	3,888,187	$125,855,225

Class R1 shares

Sold	28,439	$1,067,621	100,318	$3,243,461
Distributions reinvested	408	14,989	1,122	32,572
Repurchased	(72,687)	(2,741,850)	(115,163)	(3,689,362)

Net decrease	(43,840)	($1,659,240)	(13,723)	($413,329)

Class R2 shares

Sold	18,341	$698,960	16,746	$529,831
Distributions reinvested	17	617	—	—
Repurchased	(2,859)	(109,984)	(767)	(24,390)

Net increase	15,499	$589,593	15,979	$505,441

Class R3 shares

Sold	5,632	$210,207	11,175	$351,591
Distributions reinvested	311	11,444	612	17,786
Repurchased	(5,548)	(208,872)	(22,211)	(673,699)

Net increase (decrease)	395	$12,779	(10,424)	($304,322)

Class R4 shares

Sold	4,826	$181,429	70,125	$2,196,002
Distributions reinvested	441	16,261	43	1,257
Repurchased	(1,726)	(64,973)	(12,863)	(411,281)

Net increase	3,541	$132,717	57,305	$1,785,978

Class R5 shares

Sold	8,371	$319,148	13,652	$422,948
Distributions reinvested	322	11,925	453	13,252
Repurchased	(2,976)	(112,409)	(8,828)	(301,371)

Net increase	5,717	$218,664	5,277	$134,829

Class R6 shares

Sold	100,282	$3,779,482	2,754	$94,953
Distributions reinvested	920	34,069	—	—
Repurchased	(6,321)	(237,643)	(14)	(479)

Net increase	94,881	$3,575,908	2,740	$94,474

Total net increase (decrease)	4,112,513	$158,005,615	(1,796,214)	($44,567,199)

Affiliates of the fund owned 11% and 4% of shares of beneficial interest of Class R2 and Class R6, respectively, on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $373,815,198 and $243,134,488, respectively, for the six months ended April 30, 2014.

Semiannual report | Large Cap Equity Fund	31

Note 7 — Subsequent event

On April 30, 2014, shareholders of the fund (the Acquiring Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares of John Hancock Sovereign Investors Fund (the Acquired Fund), another series of the Trust, with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to substantially all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the termination of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Funds’ identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 2, 2014. The following outlines the reorganization:

APPRECIATION
NET ASSET	OF THE	SHARES	SHARES ISSUED	ACQUIRING FUND’S	ACQUIRING FUND’S
VALUE OF THE	ACQUIRED FUND’S	REDEEMED BY THE	BY THE	NET ASSETS PRIOR	NET ASSETS AFTER
ACQUIRED FUND	INVESTMENTS	ACQUIRED FUND	ACQUIRING FUND	TO COMBINATION	COMBINATION

$517,057,807	$51,397,120	42,559,416	14,164,525	$2,081,583,627	$2,598,641,434

32	Large Cap Equity Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Large Cap Equity Fund	33

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	50SA 4/14
MF184478	6/14

John Hancock
Global Opportunities Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–0.82	8.67	—	6.77[1]	2.28	–0.82	51.58	—	82.29[1]

Class B	–1.39	8.67	—	6.65[1]	2.33	–1.39	51.56	—	80.39[1]

Class C	2.61	9.00	—	6.67[1]	6.33	2.61	53.90	—	80.79[1]

Class I2	4.65	10.18	—	7.73[1]	7.81	4.65	62.41	—	97.85[1]

Class R2[2,3]	4.28	8.87	—	6.15[1]	7.66	4.28	52.92	—	72.79[1]

Class R6[2,3]	4.77	10.25	—	7.76[1]	8.00	4.77	62.89	—	98.46[1]

Class NAV[2]	4.91	10.36	—	0.26[4]	7.99	4.91	63.71	—	1.73[4]

Index 1†	17.23	16.67	—	6.84[1]	6.61	17.23	116.18	—	82.58[1]

Index 2†	15.22	16.58	—	7.18[1]	5.43	15.22	115.37	—	88.90[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers or expense limitations are contractual at least until 2-28-15 for Class B, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.47	2.23	2.18	1.18	1.61	0.98	0.98
Gross (%)	1.47	2.23	2.18	1.18	17.88	15.53	0.98

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World Index; Index 2 is the S&P Global Broad Market Index.

See the following page for footnotes.

6	Global Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B5	2-28-05	$18,039	$18,039	$18,258	$18,890

Class C5	2-28-05	18,079	18,079	18,258	18,890

Class I2	2-28-05	19,785	19,785	18,258	18,890

Class R2[2]	2-28-05	17,279	17,279	18,258	18,890

Class R6[2]	2-28-05	19,846	19,846	18,258	18,890

Class NAV[2]	10-29-07	10,173	10,173	12,074	11,990

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P Global Broad Market Index is an unmanaged index that covers both developed (S&P Developed Broad Market Index) and emerging (S&P Emerging Broad Market Index) economies.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Prior to 3-20-14, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

Footnotes related to performance pages

1 From 2-28-05.

2 For certain types of investors, as described in the fund’s prospectuses.

3 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

4 From 10-29-07.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,076.60	$7.67	1.49%

Class B	1,000.00	1,073.30	11.57	2.25%

Class C	1,000.00	1,073.30	11.31	2.20%

Class I	1,000.00	1,078.10	6.49	1.26%

Class R2	1,000.00	1,076.60	8.29	1.61%

Class R6	1,000.00	1,080.00	5.67	1.10%

Class NAV	1,000.00	1,079.90	5.11	0.99%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,017.40	$7.45	1.49%

Class B	1,000.00	1,013.60	11.23	2.25%

Class C	1,000.00	1,013.90	10.99	2.20%

Class I	1,000.00	1,018.50	6.31	1.26%

Class R2	1,000.00	1,016.80	8.05	1.61%

Class R6	1,000.00	1,019.30	5.51	1.10%

Class NAV	1,000.00	1,019.90	4.96	0.99%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 Holdings (28.1% of Net Assets on 4-30-14)[1,2]

British American Tobacco PLC	3.5%	Novartis AG	2.7%

Philip Morris International, Inc.	3.0%	Total SA	2.6%

Johnson & Johnson	3.0%	JPMorgan Chase & Company	2.6%

Eaton Corp. PLC	2.8%	Mondelez International, Inc., Class A	2.6%

Apple, Inc.	2.7%	Roche Holding AG	2.6%

Sector Composition[1,3]

Consumer Staples	16.9%	Information Technology	11.3%

Consumer Discretionary	15.6%	Energy	7.9%

Financials	15.3%	Materials	2.5%

Health Care	15.1%	Telecommunication Services	0.8%

Industrials	13.4%	Short-Term Investments & Other	1.2%

Top 10 Countries[1,2,3]

United States	51.1%	Netherlands	3.7%

United Kingdom	11.7%	Ireland	2.7%

Switzerland	6.6%	Italy	2.1%

Japan	5.0%	Norway	1.6%

France	4.8%	Australia	1.5%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 Foreign investing has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Frequent trading may increase fund transaction costs, and the use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Global Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 98.8%		$158,345,121

(Cost $146,787,417)

Australia 1.5%		2,453,972

Amcor, Ltd.	255,703	2,453,972

Belgium 1.5%		2,392,568

Anheuser-Busch InBev NV	21,951	2,392,568

Bermuda 1.1%		1,734,791

Catlin Group, Ltd.	194,239	1,734,791

France 4.8%		7,750,028

Safran SA	28,362	1,908,824

Sanofi	15,384	1,660,239

Total SA	58,439	4,180,965

Germany 1.4%		2,173,220

Deutsche Boerse AG	29,635	2,173,220

Hong Kong 1.5%		2,350,904

Hutchison Whampoa, Ltd.	171,355	2,350,904

Ireland 2.7%		4,342,232

Accenture PLC, Class A	29,879	2,396,893

Covidien PLC	27,303	1,945,339

Italy 2.1%		3,428,526

Eni SpA	132,379	3,428,526

Japan 5.0%		8,018,396

Canon, Inc.	50,782	1,591,252

Honda Motor Company, Ltd.	67,449	2,238,273

Japan Tobacco, Inc.	75,000	2,465,141

Meitec Corp.	18,007	479,406

Optex Company, Ltd.	27,968	455,880

Ryoyo Electro Corp.	36,274	435,806

Shimachu Company, Ltd.	16,049	352,638

Luxembourg 1.4%		2,314,748

SES SA	61,438	2,314,748

Netherlands 3.7%		5,910,269

Akzo Nobel NV	20,132	1,551,414

Heineken NV (L)	28,526	1,981,343

Koninklijke Ahold NV	122,984	2,377,512

See notes to financial statements	Semiannual report | Global Opportunities Fund	11

	Shares	Value

Norway 1.6%		$2,497,059

Statoil ASA	81,910	2,497,059

Singapore 1.1%		1,788,831

ComfortDelGro Corp., Ltd.	1,054,847	1,788,831

Switzerland 6.6%		10,590,528

Novartis AG	49,215	4,278,383

Roche Holding AG	13,967	4,097,165

Tyco International, Ltd.	54,156	2,214,980

United Kingdom 11.7%		18,802,178

Aon PLC	27,806	2,360,173

British American Tobacco PLC	96,832	5,591,557

GlaxoSmithKline PLC	88,301	2,439,804

HSBC Holdings PLC	369,864	3,779,126

Pearson PLC	180,493	3,384,598

Vodafone Group PLC	328,430	1,246,920

United States 51.1%		81,796,871

Apple, Inc.	7,425	4,381,418

Arthur J. Gallagher & Company	59,369	2,672,792

Automatic Data Processing, Inc.	29,786	2,322,117

Baxter International, Inc.	36,844	2,681,875

Brazil Ethanol, Inc. (I)(S)	283,419	2,834

Chevron Corp.	19,844	2,490,819

Eaton Corp. PLC	62,389	4,531,937

Honeywell International, Inc.	17,335	1,610,422

Huntington Bancshares, Inc.	258,959	2,372,064

Johnson & Johnson	47,172	4,778,052

JPMorgan Chase & Company	74,638	4,178,235

Macy’s, Inc.	41,112	2,361,062

McDonald’s Corp.	24,578	2,491,718

Microsoft Corp.	81,092	3,276,117

Mondelez International, Inc., Class A	115,234	4,108,092

Northern Trust Corp.	31,556	1,901,249

Omnicom Group, Inc.	21,786	1,474,476

Pfizer, Inc.	76,422	2,390,480

Philip Morris International, Inc.	56,582	4,833,800

QUALCOMM, Inc.	41,748	3,285,985

Raytheon Company	16,258	1,552,314

Robert Half International, Inc.	39,652	1,776,410

Samsonite International SA	625,500	1,991,550

Target Corp.	53,762	3,319,804

The Procter & Gamble Company	39,372	3,250,159

Time Warner, Inc.	29,691	1,973,264

United Technologies Corp.	27,891	3,300,342

Viacom, Inc., Class B	37,318	3,171,284

Wells Fargo & Company	66,805	3,316,200

12	Global Opportunities Fund | Semiannual report	See notes to financial statements

	Yield (%)	Shares	Value

Securities Lending Collateral 1.2%			$1,874,230

(Cost $1,874,173)

John Hancock Collateral Investment Trust (W)	0.1396 (Y)	187,290	1,874,230

Short-Term Investments 1.0%			$1,654,199

(Cost $1,654,199)

Money Market Funds 1.0%			1,654,199

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	1,654,199	1,654,199

Total investments (Cost $150,315,789)† 101.0%			$161,873,550

Other assets and liabilities, net (1.0%)			($1,627,374)

Total net assets 100.0%			$160,246,176

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-14.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $150,601,346. Net unrealized appreciation aggregated $11,272,204, of which $16,270,135 related to appreciated investment securities and $4,997,931 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 4-30-14:

Consumer Staples	16.9%
Consumer Discretionary	15.6%
Financials	15.3%
Health Care	15.1%
Industrials	13.4%
Information Technology	11.3%
Energy	7.9%
Materials	2.5%
Telecommunication Services	0.8%
Short-Term Investments & Other	1.2%

Total	100.0%

See notes to financial statements	Semiannual report | Global Opportunities Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $148,441,616) including
$1,779,856 of securities loaned	$159,999,320
Investments in affiliated issuers, at value (Cost $1,874,173)	1,874,230

Total investments, at value (Cost $150,315,789)	161,873,550
Foreign currency, at value (Cost $36,504)	17,419
Receivable for investments sold	194,980
Receivable for fund shares sold	90,200
Dividends and interest receivable	738,965
Receivable for securities lending income	6,861
Receivable due from advisor	37
Other receivables and prepaid expenses	39,037

Total assets	162,961,049

Liabilities

Payable for fund shares repurchased	643,966
Payable upon return of securities loaned	1,874,129
Payable to affiliates
Accounting and legal services fees	4,795
Transfer agent fees	18,461
Distribution and service fees	62,125
Trustees’ fees	2,645
Other liabilities and accrued expenses	108,752

Total liabilities	2,714,873

Net assets	$160,246,176

Net assets consist of

Paid-in capital	$375,508,811
Accumulated net investment loss	(5,051,440)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(221,761,037)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	11,549,842

Net assets	$160,246,176

14	Global Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($90,665,134 ÷ 6,259,471 shares)[1]	$14.48
Class B ($12,810,006 ÷ 911,167 shares)[1]	$14.06
Class C ($35,018,308 ÷ 2,489,865 shares)[1]	$14.06
Class I ($16,954,659 ÷ 1,158,008 shares)	$14.64
Class R2 ($106,638 ÷ 7,300 shares)	$14.61
Class R6 ($105,853 ÷ 7,193 shares)	$14.72
Class NAV ($4,585,578 ÷ 311,154 shares)	$14.74

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.24

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Opportunities Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,943,200
Securities lending	11,807
Less foreign taxes withheld	(102,170)

Total investment income	3,852,837

Expenses

Investment management fees	752,433
Distribution and service fees	415,600
Accounting and legal services fees	16,819
Transfer agent fees	115,412
Trustees’ fees	3,485
State registration fees	49,484
Printing and postage	41,537
Professional fees	23,144
Custodian fees	48,687
Registration and filing fees	25,291
Other	9,310

Total expenses	1,501,202
Less expense reductions	(21,153)

Net expenses	1,480,049

Net investment income	2,372,788

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,027,812
Investments in affiliated issuers	192
Foreign currency transactions	(16,652)

8,011,352
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,492,990
Investments in affiliated issuers	57
Translation of assets and liabilities in foreign currencies	4,035

2,497,082

Net realized and unrealized gain	10,508,434

Increase in net assets from operations	$12,881,222

16	Global Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	$2,372,788	($267,186)
Net realized gain (loss)	8,011,352	(66,687,071)
Change in net unrealized appreciation	2,497,082	50,382,828

Increase (decrease) in net assets resulting from operations	12,881,222	(16,571,429)

Distributions to shareholders
From net investment income
Class A	—	(2,386,058)
Class B	—	(30,098)
Class C	—	(176,076)
Class I	—	(957,527)
Class R2	—	(762)
Class R6	—	(1,038)
Class NAV	—	(77,788)

Total distributions	—	(3,629,347)

From fund share transactions	(59,531,733)	(366,641,266)

Total decrease	(46,650,511)	(386,842,042)

Net assets

Beginning of period	206,896,687	593,738,729

End of period	$160,246,176	$206,896,687

Accumulated net investment loss	($5,051,440)	($7,424,228)

See notes to financial statements	Semiannual report | Global Opportunities Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.45	$14.19	$14.51	$19.11	$13.89	$8.47
Net investment income (loss)[2]	0.20[3]	—[4]	(0.03)	(0.10)	(0.04)	(0.04)
Net realized and unrealized gain (loss)
on investments	0.83	(0.63)	(0.27)	(3.74)	5.52	6.03
Total from investment operations	1.03	(0.63)	(0.30)	(3.84)	5.48	5.99
Less distributions
From net investment income	—	(0.11)	(0.02)	(0.44)	(0.26)	(0.54)
From net realized gain	—	—	—	(0.32)	—	(0.03)
Total distributions	—	(0.11)	(0.02)	(0.76)	(0.26)	(0.57)
Net asset value, end of period	$14.48	$13.45	$14.19	$14.51	$19.11	$13.89
Total return (%)[5,6]	7.66[7]	(4.50)	(2.08)	(20.80)	40.03	76.81

Ratios and supplemental data

Net assets, end of period (in millions)	$91	$116	$345	$527	$693	$159
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.50[8]	1.49	1.49	1.47	1.49	1.67[9]
Expenses net of fee waivers
and credits	1.49[8]	1.49	1.49	1.47	1.49	1.59[9]
Net investment income (loss)	2.25[3,8]	0.02	(0.24)	(0.58)	(0.25)	(0.33)
Portfolio turnover (%)	26	118	93	136	209	198

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

18	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.10	$13.84	$14.24	$18.77	$13.66	$8.29
Net investment income (loss)[2]	0.14[3]	(0.08)	(0.13)	(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss)
on investments	0.82	(0.64)	(0.27)	(3.68)	5.43	5.94
Total from investment operations	0.96	(0.72)	(0.40)	(3.91)	5.27	5.84
Less distributions
From net investment income	—	(0.02)	—	(0.30)	(0.16)	(0.44)
From net realized gain	—	—	—	(0.32)	—	(0.03)
Total distributions	—	(0.02)	—	(0.62)	(0.16)	(0.47)
Net asset value, end of period	$14.06	$13.10	$13.84	$14.24	$18.77	$13.66
Total return (%)[4,5]	7.33[6]	(5.23)	(2.81)	(21.42)	38.91	75.50

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$15	$25	$32	$24	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.26[7]	2.25	2.25	2.23	2.30	2.51[8]
Expenses net of fee waivers
and credits	2.25[7]	2.24	2.25	2.23	2.30	2.28[8]
Net investment income (loss)	1.53[3,7]	(0.59)	(0.98)	(1.39)	(1.00)	(0.99)
Portfolio turnover (%)	26	118	93	136	209	198

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.10	$13.84	$14.24	$18.77	$13.66	$8.29
Net investment income (loss)[2]	0.15[3]	(0.08)	(0.13)	(0.22)	(0.15)	(0.10)
Net realized and unrealized gain (loss)
on investments	0.81	(0.64)	(0.27)	(3.68)	5.43	5.94
Total from investment operations	0.96	(0.72)	(0.40)	(3.90)	5.28	5.84
Less distributions
From net investment income	—	(0.02)	—	(0.31)	(0.17)	(0.44)
From net realized gain	—	—	—	(0.32)	—	(0.03)
Total distributions	—	(0.02)	—	(0.63)	(0.17)	(0.47)
Net asset value, end of period	$14.06	$13.10	$13.84	$14.24	$18.77	$13.66
Total return (%)[4,5]	7.33[6]	(5.19)	(2.81)	(21.35)	39.04	75.50

Ratios and supplemental data

Net assets, end of period (in millions)	$35	$46	$112	$171	$150	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.21[7]	2.20	2.20	2.18	2.21	2.44[8]
Expenses net of fee waivers
and credits	2.20[7]	2.19	2.20	2.18	2.21	2.29[8]
Net investment income (loss)	1.56[3,7]	(0.62)	(0.96)	(1.32)	(0.94)	(1.00)
Portfolio turnover (%)	26	118	93	136	209	198

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Opportunities Fund	19

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.58	$14.32	$14.62	$19.24	$13.96	$8.55
Net investment income (loss)[2]	0.21[3]	0.06	—[4]	(0.04)	0.01	0.01
Net realized and unrealized gain (loss)
on investments	0.85	(0.65)	(0.26)	(3.76)	5.56	6.03
Total from investment operations	1.06	(0.59)	(0.26)	(3.80)	5.57	6.04
Less distributions
From net investment income	—	(0.15)	(0.04)	(0.50)	(0.29)	(0.60)
From net realized gain	—	—	—	(0.32)	—	(0.03)
Total distributions	—	(0.15)	(0.04)	(0.82)	(0.29)	(0.63)
Net asset value, end of period	$14.64	$13.58	$14.32	$14.62	$19.24	$13.96
Total return (%)[5]	7.81[6]	(4.17)	(1.70)	(20.48)	40.60	77.19

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$25	$104	$214	$196	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.28[7]	1.15	1.11	1.07	1.11	1.36[8]
Expenses net of fee waivers
and credits	1.26[7]	1.15	1.11	1.07	1.11	1.17[8]
Net investment income (loss)	2.38[3,7]	0.39	0.04	(0.21)	0.09	0.10
Portfolio turnover (%)	26	118	93	136	209	198

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS R2 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$13.57	$14.32	$15.45
Net investment income[3]	0.20[4]	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.84	(0.68)	(1.14)
Total from investment operations	1.04	(0.66)	(1.13)
Less distributions
From net investment income	—	(0.09)	—
Net asset value, end of period	$14.61	$13.57	$14.32
Total return (%)[5]	7.66[6]	(4.64)	(7.31)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.00[8]	17.65	20.36[8]
Expenses net of fee waivers and credits	1.61[8]	1.61	1.60[8]
Net investment income	2.25[4,8]	0.13	0.13[8]
Portfolio turnover (%)	26	118	93[9]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

20	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$13.63	$14.38	$14.68	$15.00
Net investment income (loss)[3]	0.23[4]	0.10	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.86	(0.70)	(0.27)	(0.25)
Total from investment operations	1.09	(0.60)	(0.25)	(0.28)
Less distributions
From net investment income	—	(0.15)	(0.05)	(0.04)
Net asset value, end of period	$14.72	$13.63	$14.38	$14.68
Total return (%)[5]	8.00[6]	(4.22)	(1.68)	(1.85)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.27[8]	15.53	22.44	17.35[8]
Expenses net of fee waivers and credits	1.10[8]	1.10	1.10	1.11[8]
Net investment income (loss)	2.71[4,8]	0.72	0.18	(1.36)[8]
Portfolio turnover (%)	26	118	93	136[9]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

CLASS NAV SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$13.65	$14.39	$14.68	$19.32	$14.02	$8.56
Net investment income (loss)[2]	0.25[3]	0.09	0.05	(0.01)	0.04	0.03
Net realized and unrealized gain (loss)
on investments	0.84	(0.66)	(0.29)	(3.79)	5.57	6.06
Total from investment operations	1.09	(0.57)	(0.24)	(3.80)	5.61	6.09
Less distributions
From net investment income	—	(0.17)	(0.05)	(0.52)	(0.31)	(0.60)
From net realized gain	—	—	—	(0.32)	—	(0.03)
Total distributions	—	(0.17)	(0.05)	(0.84)	(0.31)	(0.63)
Net asset value, end of period	$14.74	$13.65	$14.39	$14.68	$19.32	$14.02
Total return (%)[4]	7.99[5]	(4.03)	(1.55)	(20.40)	40.76	77.85

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4	$7	$8	$12	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.00[6]	0.98	0.96	0.96	0.97	1.05[7]
Expenses net of fee waivers
and credits	0.99[6]	0.98	0.96	0.96	0.97	1.05[7]
Net investment income (loss)	2.95[3,6]	0.67	0.33	(0.08)	0.27	0.25
Portfolio turnover (%)	26	118	93	136	209	198

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.08 and 0.61%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Opportunities Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

22	Global Opportunities Fund | Semiannual report

factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$2,453,972	—	$2,453,972	—
Belgium	2,392,568	—	2,392,568	—
Bermuda	1,734,791	—	1,734,791	—
France	7,750,028	—	7,750,028	—
Germany	2,173,220	—	2,173,220	—
Hong Kong	2,350,904	—	2,350,904	—
Ireland	4,342,232	$4,342,232	—	—
Italy	3,428,526	—	3,428,526	—
Japan	8,018,396	—	8,018,396	—
Luxembourg	2,314,748	—	2,314,748	—
Netherlands	5,910,269	—	5,910,269	—
Norway	2,497,059	—	2,497,059	—
Singapore	1,788,831	—	1,788,831	—
Switzerland	10,590,528	2,214,980	8,375,548	—
United Kingdom	18,802,178	2,360,173	16,442,005	—
United States	81,796,871	79,802,487	1,991,550	$2,834
Securities Lending
Collateral	1,874,230	1,874,230	—	—
Short-Term Investments	1,654,199	1,654,199	—	—

Total Investments in
Securities	$161,873,550	$92,248,301	$69,622,415	$2,834

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist

Semiannual report | Global Opportunities Fund	23

in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any

24	Global Opportunities Fund | Semiannual report

related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $291. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a short-term capital loss carryfoward of $32,427,786 and a long-term capital loss carryforward of $197,067,771 available to offset future net realized capital gains. These carryforwards do not expire.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Semiannual report | Global Opportunities Fund	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, passive foreign investment companies, wash sale loss deferrals, derivative transactions and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.825% of the next $500,000,000 of the fund’s average daily net assets; and (c) 0.800% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective March 1, 2014, the Advisor voluntarily agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.55%, 2.25%, and 1.25%, for Class A, Class C, and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until terminated by the Advisor on notice to the fund.

26	Global Opportunities Fund | Semiannual report

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.61% and 1.10% for Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation.

Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2014, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$3,087
Class B	424
Class C	1,223
Class I	1,865
Class R2	6,907
Class R6	7,513
Class NAV	134
Total	$21,153

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.83% of the fund’s average daily net assets.

Semiannual report | Global Opportunities Fund	27

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $51,195 for the six months ended April 30, 2014. Of this amount, $8,166 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $41,987 was paid as sales commissions to broker-dealers and $1,042 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $1,911, $33,477 and $2,547 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

28	Global Opportunities Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$149,567	$67,428	$12,849	$22,568
Class B	68,340	9,254	6,756	2,167
Class C	197,511	26,713	7,005	8,435
Class I	—	11,996	8,430	8,190
Class R2	182	11	7,030	29
Class R6	—	10	7,414	148
Total	$415,600	$115,412	$49,484	$41,537

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	336,474	$4,685,938	2,385,974	$33,578,800
Distributions reinvested	—	—	163,878	2,312,328
Repurchased	(2,717,026)	(37,508,772)	(18,228,676)	(254,249,981)

Net decrease	(2,380,552)	($32,822,834)	(15,678,824)	($218,358,853)

Class B shares

Sold	3,782	$51,192	51,245	$686,691
Distributions reinvested	—	—	1,942	26,872
Repurchased	(239,865)	(3,229,504)	(688,833)	(9,234,831)

Net decrease	(236,083)	($3,178,312)	(635,646)	($8,521,268)

Class C shares

Sold	77,371	$1,043,520	313,413	$4,250,131
Distributions reinvested	—	—	10,819	149,632
Repurchased	(1,112,250)	(14,980,487)	(4,912,604)	(66,355,807)

Net decrease	(1,034,879)	($13,936,967)	(4,588,372)	($61,956,044)

Class I shares

Sold	95,222	$1,341,930	1,716,980	$24,832,085
Distributions reinvested	—	—	56,156	797,394
Repurchased	(768,189)	(10,706,871)	(7,233,382)	(101,230,222)

Net decrease	(672,967)	($9,364,941)	(5,460,246)	($75,600,743)

Class R2 shares

Sold	669	$9,451	206	$2,821
Repurchased	(1,958)	(27,567)	(39)	(527)

Net increase (decrease)	(1,289)	($18,116)	167	$2,294

Semiannual report | Global Opportunities Fund	29

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	13	$176	3,827	$55,844
Distributions reinvested	—	—	3	39
Repurchased	(2,013)	(28,012)	(1,563)	(22,173)

Net increase (decrease)	(2,000)	($27,836)	2,267	$33,710

Class NAV shares

Sold	75,972	$1,081,404	90,742	$1,286,219
Distributions reinvested	—	—	5,455	77,788
Repurchased	(89,098)	(1,264,131)	(257,371)	(3,604,369)

Net decrease	(13,126)	($182,727)	(161,174)	($2,240,362)

Total net decrease	(4,340,896)	($59,531,733)	(26,521,828)	($366,641,266)

Affiliates of the fund owned 89%, 93% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $45,507,232 and $103,914,230, respectively, for the six months ended April 30, 2014.

30	Global Opportunities Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Global Opportunities Fund	31

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	69SA 4/14
MF184484	6/14

John Hancock
Seaport Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 20, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-20-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$989.00	$11.42	3.20%

Class I	1,000.00	990.00	10.36	2.90%

Class R6	1,000.00	991.00	9.65	2.70%

Class NAV	1,000.00	991.00	9.65	2.70%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

6 Seaport Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[2]	expense ratio

Class A	$1,000.00	$1,008.90	$15.94	3.20%

Class I	1,000.00	1,010.40	14.46	2.90%

Class R6	1,000.00	1,011.40	13.47	2.70%

Class NAV	1,000.00	1,011.40	13.47	2.70%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period).
2 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Seaport Fund 7

Portfolio summary

Top 10 Holdings (Long)		Top 10 Holdings (Short)
(12.7% of Net Assets on 4-30-14)[1]		(-26.1% of Net Assets on 4-30-14)[1]

Bristol-Myers Squibb Company	1.9%	SPDR S&P 500 ETF Trust	-3.5%

Apple, Inc.	1.6%	Vanguard FTSE Developed Markets ETF	-3.5%

NXP Semiconductor NV	1.4%	Health Care Select Sector SPDR Fund	-3.2%

Henderson Group PLC	1.3%	iShares Russell 2000 Growth ETF	-3.1%

American International Group, Inc.	1.3%	SPDR S&P Biotech ETF	-2.4%

AerCap Holdings NV	1.1%	Consumer Staples Select Sector
		SPDR Fund	-2.4%
DIRECTV	1.1%
		iShares Russell 2000 ETF	-2.1%
Envision Healthcare Holdings, Inc.	1.0%
		SPDR S&P Regional Banking ETF	-2.0%
Alkermes PLC	1.0%
		iShares Russell Mid-Cap Growth ETF	-2.0%
Kennedy Wilson Europe Real Estate PLC	1.0%
		iShares Core S&P Small-Cap ETF	-1.9%

Portfolio Composition[1,2]

Common Stock	96.3%

Health Care	26.8%

Information Technology	23.9%

Financials	19.6%

Industrials	10.9%

Consumer Discretionary	10.1%

Consumer Staples	2.7%

Telecommunication Services	0.9%

Materials	0.9%

Energy	0.5%

Purchased Options	0.3%

Securities sold short	-40.8%

Other assets and liabilities	44.2%

Total net assets	100.0%

1 As a percentage of net assets on 4-30-14.

2 The fund’s strategies entail a high degree of risk. Leveraging, short positions, a non-diversified portfolio focused in a few sectors, and the use of hedging and derivatives greatly amplify the risk of potential loss and can increase costs. A non-diversified portfolio holds a limited number of securities, making it vulnerable to events affecting a single issuer. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities include a higher risk of default. Exchange-traded funds reflect the risks inherent in their underlying securities, including liquidity risk. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

8 Seaport Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 96.3%		$164,704,911

(Cost $164,125,257)

Consumer Discretionary 10.1%		17,215,209

Hotels, Restaurants & Leisure 1.8%

Bloomin’ Brands, Inc. (I)	39,230	836,383

Compass Group PLC	8,455	134,679

Diamond Resorts International, Inc. (I)	50,479	944,462

Panera Bread Company, Class A (I)	6,936	1,061,000

Household Durables 1.4%

Lennar Corp., Class A (L)	26,537	1,024,063

Whirlpool Corp.	8,484	1,301,276

Internet & Catalog Retail 2.8%

Amazon.com, Inc. (I)	4,547	1,382,879

Expedia, Inc.	2,900	205,871

HomeAway, Inc. (I)(L)	12,520	408,402

Netflix, Inc. (I)(L)	3,480	1,120,699

The Priceline Group, Inc. (I)	964	1,116,071

TripAdvisor, Inc. (I)	6,895	556,702

Media 2.2%

CyberAgent, Inc.	19,600	809,206

DIRECTV (I)(L)	23,757	1,843,543

IMAX Corp. (I)(L)	8,275	212,171

The Walt Disney Company	4,810	381,625

Time Warner Cable, Inc.	3,100	438,526

TVN SA	23,777	129,556

Specialty Retail 0.8%

AutoZone, Inc. (I)(L)	1,210	646,007

Lowe’s Companies, Inc.	16,795	771,058

Textiles, Apparel & Luxury Goods 1.1%

PVH Corp. (L)	7,453	935,873

Samsonite International SA	300,000	955,157

Consumer Staples 2.7%		4,656,439

Food & Staples Retailing 1.2%

CVS Caremark Corp. (L)	13,570	986,810

Walgreen Company	16,140	1,095,906

See notes to financial statements	Semiannual report | Seaport Fund	9

	Shares	Value
Food Products 1.0%

Cranswick PLC	18,892	$381,544

Greencore Group PLC	77,841	343,805

The WhiteWave Foods Company, Class A (I)	34,764	962,615

Personal Products 0.5%

Elizabeth Arden, Inc. (I)	11,157	409,908

Hypermarcas SA	32,700	240,951

Nu Skin Enterprises, Inc., Class A	2,700	234,900

Energy 0.5%		878,799

Oil, Gas & Consumable Fuels 0.5%

Pioneer Natural Resources Company	4,547	878,799

Financials 19.6%		33,529,430

Banks 5.4%

Alior Bank SA (I)	18,749	494,917

BNP Paribas SA	9,554	717,930

Citigroup, Inc. (L)	18,900	905,499

Credit Agricole SA (I)	30,555	482,110

DNB ASA	26,909	476,976

Erste Group Bank AG	9,090	305,645

EUROBANK ERGASIAS SA (I)	360,469	205,040

First Republic Bank	5,800	294,408

Jyske Bank AS (I)	4,952	272,260

KBC Groep NV	6,014	366,991

Mitsubishi UFJ Financial Group, Inc.	57,900	307,999

Opus Bank (I)	3,780	113,513

Societe Generale SA	7,839	488,191

Spar Nord Bank A/S	9,112	102,584

SpareBank 1 SR-Bank ASA	26,691	258,878

Standard Chartered PLC	38,404	831,725

The PNC Financial Services Group, Inc.	10,700	899,228

Wells Fargo & Company	15,400	764,456

Zions Bancorporation	31,300	905,196

Capital Markets 4.7%

American Capital, Ltd. (I)(L)	60,400	905,396

Ameriprise Financial, Inc.	4,700	524,661

Anima Holding SpA (I)	73,682	434,446

Artisan Partners Asset Management, Inc., Class A	8,300	481,981

Henderson Group PLC	516,678	2,195,143

Ichiyoshi Securities Company, Ltd.	14,300	170,564

Julius Baer Group, Ltd.	32,957	1,543,719

Leonteq AG	1,718	327,836

LPL Financial Holdings, Inc.	6,850	324,348

TD Ameritrade Holding Corp.	10,100	322,190

Virtus Investment Partners, Inc. (I)	2,700	499,473

WisdomTree Investments, Inc. (I)	20,800	234,832

Consumer Finance 0.2%

American Express Company	3,800	332,234

10	Seaport Fund | Semiannual report	See notes to financial statements

	Shares	Value
Diversified Financial Services 1.1%

ING Groep NV (I)	57,092	$816,122

MSCI, Inc. (I)(L)	10,100	409,454

Nomad Holdings, Ltd. (I)(L)	24,900	255,225

Voya Financial, Inc.	9,400	332,666

Insurance 4.9%

Aflac, Inc.	5,150	323,008

Ageas	16,810	723,431

AIA Group, Ltd.	74,000	359,906

American International Group, Inc. (L)	40,688	2,161,753

Assured Guaranty, Ltd. (L)	18,000	430,380

Brasil Insurance Participacoes e Administracao SA	13,800	61,643

Brit PLC (I)	17,681	63,511

Delta Lloyd NV	28,364	746,482

Discovery Holdings, Ltd.	39,424	342,263

Hartford Financial Services Group, Inc.	23,280	835,054

Primerica, Inc. (L)	9,500	435,955

Prudential Financial, Inc.	4,100	330,788

St James’s Place PLC	98,824	1,287,940

The Allstate Corp.	5,200	296,140

Real Estate Investment Trusts 2.0%

Hibernia REIT PLC (I)	234,962	326,272

Industrial & Infrastructure Fund Investment Corp.	48	402,251

Kennedy Wilson Europe Real Estate PLC (I)	95,644	1,647,150

Plum Creek Timber Company, Inc.	8,100	353,160

Two Harbors Investment Corp.	48,137	499,662

Weyerhaeuser Company	8,800	262,680

Real Estate Management & Development 0.5%

Forest City Enterprises, Inc., Class A (I)	28,500	538,935

Kennedy-Wilson Holdings, Inc. (L)	18,700	408,408

Thrifts & Mortgage Finance 0.8%

Beneficial Mutual Bancorp, Inc. (I)	30,600	399,024

EverBank Financial Corp.	25,700	481,104

Ocwen Financial Corp. (I)	13,422	508,694

Health Care 26.8%		45,820,195

Biotechnology 7.2%

Actelion, Ltd. (I)	2,447	240,916

Alkermes PLC (I)	35,810	1,656,571

Alnylam Pharmaceuticals, Inc. (I)(L)	11,160	552,755

Anacor Pharmaceuticals, Inc. (I)	24,150	397,751

Arena Pharmaceuticals, Inc. (I)(L)	77,429	495,546

Biogen Idec, Inc. (I)	2,340	671,861

Celgene Corp. (I)(L)	4,446	653,606

Cubist Pharmaceuticals, Inc. (I)	4,770	334,186

Dyax Corp. (I)	46,980	310,538

Epizyme, Inc. (I)(L)	3,420	74,624

Exelixis, Inc. (I)	61,310	217,037

Foundation Medicine, Inc. (I)	14,130	412,031

See notes to financial statements	Semiannual report | Seaport Fund	11

	Shares	Value
Biotechnology (continued)

Genus PLC	14,912	$255,012

Gilead Sciences, Inc. (I)(L)	12,150	953,654

ImmunoGen, Inc. (I)(L)	8,010	103,649

Incyte Corp. Ltd. (I)	7,930	385,081

Ironwood Pharmaceuticals, Inc. (I)(L)	58,876	648,814

Novavax, Inc. (I)	56,610	247,952

NPS Pharmaceuticals, Inc. (I)(L)	36,970	984,141

Portola Pharmaceuticals, Inc. (I)	9,740	228,500

Prothena Corp. PLC (I)	3,920	86,240

Puma Biotechnology, Inc. (I)	2,610	197,159

Regeneron Pharmaceuticals, Inc. (I)	4,300	1,276,627

Seattle Genetics, Inc. (I)	5,760	221,645

Synageva BioPharma Corp. (I)	1,960	169,285

TESARO, Inc. (I)	8,100	202,176

Versartis, Inc. (I)	200	6,094

Vertex Pharmaceuticals, Inc. (I)	4,950	335,115

Health Care Equipment & Supplies 1.9%

Boston Scientific Corp. (I)(L)	24,900	313,989

Covidien PLC	6,100	434,625

DexCom, Inc. (I)	3,500	113,540

Globus Medical, Inc., Class A (I)	20,720	505,982

HeartWare International, Inc. (I)(L)	8,025	681,804

Medtronic, Inc.	6,100	358,802

Olympus Corp. (I)	3,900	119,123

St. Jude Medical, Inc.	8,400	533,148

Stryker Corp. (L)	3,100	241,025

Health Care Providers & Services 7.1%

Acadia Healthcare Company, Inc. (I)	4,300	180,686

Aetna, Inc. (L)	18,750	1,339,688

Al Noor Hospitals Group PLC	22,258	375,141

Cardinal Health, Inc. (L)	14,030	975,225

Community Health Systems, Inc. (I)	12,160	460,742

Envision Healthcare Holdings, Inc. (I)(L)	50,710	1,713,491

Express Scripts Holding Company (I)	11,920	793,634

HCA Holdings, Inc. (I)	20,590	1,070,680

IKang Healthcare Group, Inc. (I)	1,300	17,849

McKesson Corp.	6,190	1,047,286

MEDNAX, Inc. (I)	4,320	255,960

NMC Health PLC	64,306	478,263

Phoenix Healthcare Group Company, Ltd. (I)	148,570	220,724

Qualicorp SA (I)	25,150	244,422

Team Health Holdings, Inc. (I)	5,020	243,370

UnitedHealth Group, Inc. (L)	16,140	1,211,146

Universal Health Services, Inc., Class B	11,460	937,313

WellCare Health Plans, Inc. (I)	6,890	464,868

Health Care Technology 0.9%

Allscripts Healthcare Solutions, Inc. (I)	14,490	220,538

Cerner Corp. (I)	8,600	441,180

12	Seaport Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Technology (continued)

IMS Health Holdings, Inc. (I)	24,035	$570,591

Omnicell, Inc. (I)	9,350	247,588

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc. (L)	1,000	54,040

Covance, Inc. (I)(L)	5,390	475,829

Morphosys AG (I)	4,583	393,102

PAREXEL International Corp. (I)	2,690	121,992

Quintiles Transnational Holdings, Inc. (I)	9,640	454,333

Tecan Group AG	1,214	151,830

WuXi PharmaTech Cayman, Inc., ADR (I)	13,450	457,300

Pharmaceuticals 8.5%

Actavis PLC (I)(L)	6,402	1,308,121

Almirall SA	25,306	423,846

AstraZeneca PLC	12,777	1,008,547

Auxilium Pharmaceuticals, Inc. (I)(L)	9,390	211,369

Bristol-Myers Squibb Company (L)	66,924	3,352,223

Daiichi Sankyo Company, Ltd.	21,980	368,699

Dr. Reddy’s Laboratories, Ltd., ADR	4,800	216,336

Eisai Company, Ltd.	9,700	374,605

Eli Lilly & Company	7,950	469,845

Forest Laboratories, Inc. (I)	13,150	1,208,617

H. Lundbeck A/S	8,228	239,805

Hospira, Inc. (I)	8,300	380,140

Merck & Company, Inc.	8,050	471,408

Mylan, Inc. (I)(L)	4,300	218,354

Ono Pharmaceutical Company, Ltd.	6,250	495,710

Relypsa, Inc. (I)	9,990	223,077

Roche Holding AG	2,190	642,428

Salix Pharmaceuticals, Ltd. (I)	3,960	435,600

Shionogi & Company, Ltd.	34,860	611,040

Teva Pharmaceutical Industries, Ltd., ADR	12,600	615,636

The Medicines Company (I)	14,290	380,114

UCB SA	11,280	925,260

Industrials 10.9%		18,683,335

Aerospace & Defense 1.9%

AerCap Holdings NV (I)(L)	45,700	1,907,061

DigitalGlobe, Inc. (I)(L)	41,750	1,243,315

Building Products 0.9%

Armstrong World Industries, Inc. (I)	17,888	940,193

Owens Corning	15,033	614,098

Commercial Services & Supplies 1.6%

Clean Harbors, Inc. (I)	14,422	865,320

Edenred	47,173	1,594,391

Mitie Group PLC	23,643	127,357

West Corp.	5,070	123,455

Electrical Equipment 0.2%

Nidec Corp.	5,400	305,292

See notes to financial statements	Semiannual report | Seaport Fund	13

	Shares	Value
Industrial Conglomerates 0.5%

Danaher Corp.	12,075	$886,064

Marine 0.6%

Irish Continental Group PLC	25,785	1,034,473

Professional Services 3.8%

Equifax, Inc. (L)	17,300	1,225,013

Experian PLC	36,620	704,092

Huron Consulting Group, Inc. (I)(L)	12,845	914,564

IHS, Inc., Class A (I)	12,380	1,493,399

ManpowerGroup, Inc.	7,500	610,050

Robert Half International, Inc. (L)	16,150	723,520

SThree PLC	85,293	582,691

Verisk Analytics, Inc., Class A (I)(L)	2,865	172,158

WageWorks, Inc. (I)	3,125	132,406

Road & Rail 0.5%

DSV A/S, ADR	27,232	909,526

Trading Companies & Distributors 0.8%

HD Supply Holdings, Inc. (I)	33,097	853,241

Rexel SA	23,107	583,380

Transportation Infrastructure 0.1%

Groupe Eurotunnel SA	10,300	138,276

Information Technology 23.9%		40,910,500

Communications Equipment 2.1%

Aruba Networks, Inc. (I)	20,600	407,262

F5 Networks, Inc. (I)(L)	10,828	1,138,781

Juniper Networks, Inc. (I)(L)	30,245	746,749

Palo Alto Networks, Inc. (I)	11,220	713,368

QUALCOMM, Inc. (L)	3,780	297,524

ShoreTel, Inc. (I)(L)	41,065	310,041

Electronic Equipment, Instruments & Components 0.2%

Sunny Optical Technology Group Company, Ltd.	258,000	301,938

Internet Software & Services 5.4%

Akamai Technologies, Inc. (I)(L)	6,250	331,688

Bankrate, Inc. (I)(L)	67,982	1,191,045

Constant Contact, Inc. (I)	7,434	192,243

CoStar Group, Inc. (I)	5,106	821,504

Dealertrack Technologies, Inc. (I)	6,700	306,123

Demandware, Inc. (I)	2,270	112,660

eBay, Inc. (I)(L)	13,350	691,931

Envestnet, Inc. (I)	7,400	272,690

Everyday Health, Inc. (I)	4,300	60,587

Facebook, Inc., Class A (I)	15,071	900,944

Google, Inc., Class A (I)(L)	557	297,928

Google, Inc., Class C (I)	2,688	1,415,662

IAC/InterActiveCorp	13,095	867,937

Pandora Media, Inc. (I)(L)	28,775	673,911

VeriSign, Inc. (I)	6,330	298,649

Xoom Corp. (I)	9,000	200,790

14	Seaport Fund | Semiannual report	See notes to financial statements

	Shares	Value
Internet Software & Services (continued)

Yelp, Inc. (I)	4,805	$280,228

Zillow, Inc., Class A (I)	2,500	271,750

IT Services 7.1%

Accenture PLC, Class A	12,745	1,022,404

Alliance Data Systems Corp. (I)	2,040	493,476

Automatic Data Processing, Inc. (L)	15,930	1,241,903

Cardtronics, Inc. (I)(L)	14,045	470,227

Cognizant Technology Solutions Corp., Class A (I)(L)	14,440	691,748

EPAM Systems, Inc. (I)(L)	11,950	372,004

EVERTEC, Inc.	27,065	637,110

ExlService Holdings, Inc. (I)(L)	26,195	741,188

Forrester Research, Inc. (L)	10,090	357,489

Gartner, Inc. (I)(L)	5,840	402,610

Genpact, Ltd. (I)	58,285	982,685

Global Payments, Inc.	10,255	685,342

Heartland Payment Systems, Inc. (L)	18,775	768,649

MAXIMUS, Inc. (L)	10,630	452,519

QIWI PLC	5,595	161,863

Sapient Corp. (I)	18,055	293,755

Vantiv, Inc., Class A (I)	18,215	560,111

VeriFone Systems, Inc. (I)	6,500	217,360

Visa, Inc., Class A (L)	2,800	567,308

WEX, Inc. (I)(L)	11,000	1,055,670

Semiconductors & Semiconductor Equipment 3.4%

Altera Corp.	9,110	296,257

Applied Micro Circuits Corp. (I)	40,280	391,119

Avago Technologies, Ltd.	4,200	266,700

Broadcom Corp., Class A (L)	9,050	278,831

Freescale Semiconductor, Ltd. (I)	24,100	529,477

GT Advanced Technologies, Inc. (I)	7,700	127,897

Maxim Integrated Products, Inc. (L)	13,890	450,592

MediaTek, Inc.	40,000	626,799

Montage Technology Group, Ltd. (I)(L)	2,600	54,054

NXP Semiconductor NV (I)	39,754	2,370,133

Silicon Laboratories, Inc. (I)	3,130	140,694

SK Hynix, Inc. (I)(L)	7,814	303,691

Software 4.0%

Activision Blizzard, Inc. (L)	23,380	467,834

Adobe Systems, Inc. (I)(L)	3,940	243,059

Cadence Design Systems, Inc. (I)(L)	81,735	1,271,797

Citrix Systems, Inc. (I)	3,440	204,026

Comverse, Inc. (I)(L)	7,405	184,681

Concur Technologies, Inc. (I)(L)	12,766	1,027,280

FleetMatics Group PLC (I)	24,974	749,969

Guidewire Software, Inc. (I)	4,050	152,928

Intuit, Inc.	8,135	616,226

MICROS Systems, Inc. (I)(L)	13,285	684,178

Microsoft Corp.	5,750	232,300

See notes to financial statements	Semiannual report | Seaport Fund	15

	Shares	Value
Software (continued)

Qualys, Inc. (I)	7,670	$147,954

Red Hat, Inc. (I)	5,055	245,926

Verint Systems, Inc. (I)	10,995	481,251

VMware, Inc., Class A (I)(L)	2,600	240,526

Technology Hardware, Storage & Peripherals 1.7%

Apple, Inc. (L)	4,575	2,699,662

Stratasys, Ltd. (I)	1,500	145,305

Materials 0.9%		1,463,410

Chemicals 0.1%

Monsanto Company	1,800	199,260

Construction Materials 0.0%

Cemex SAB de CV, ADR (I)	1	11

Containers & Packaging 0.7%

Ball Corp.	7,300	410,187

Crown Holdings, Inc. (I)(L)	3,465	163,444

D.S. Smith PLC	49,098	261,646

Graphic Packaging Holding Company (I)(L)	29,715	304,876

Paper & Forest Products 0.1%

KapStone Paper and Packaging Corp. (I)	4,700	123,986

Telecommunication Services 0.9%		1,547,594

Diversified Telecommunication Services 0.1%

Koninklijke KPN NV (I)	41,490	147,408

Wireless Telecommunication Services 0.8%

SoftBank Corp.	18,800	1,400,186

Warrants 0.0%		$11,267

(Cost $249)
Nomad Holdings, Ltd. (Expiration Date: 4-10-17; Strike Price: $11.50) (I)	24,900	11,267

	Shares/Par	Value
Purchased Options 0.3%		$509,197

(Cost $720,795)

Calls 0.0%		35,244

Exchange Traded on iShares 20 year Treasury Bond ETF
(Expiration Date: 7-19-14; Strike Price: $113.00) (I)	30,500	34,923

Over the Counter on Agricultural Bank of China
(Expiration Date: 7-30-14; Strike Price: HKD 3.7283;
Counterparty: JP Morgan Chase) (I)	515,592	321

16	Seaport Fund | Semiannual report	See notes to financial statements

	Shares/Par	Value
Puts 0.3%		$473,953
Exchange Traded on iShares Russell 2000 Index
(Expiration Date: 5-17-14; Strike Price: $111.00) (I)	24,500	35,280

Exchange Traded on iShares Russell 2000 Index
(Expiration Date: 6-21-14; Strike Price: $113.00) (I)	30,200	111,740

Exchange Traded on KOSPI 200 Index
(Expiration Date: 7-10-14; Strike Price: KRW 245.8437) (I)	6,627,964	13,188

Exchange Traded on KOSPI 200 Index
(Expiration Date: 7-10-14; Strike Price: KRW 246.8994) (I)	6,598,339	14,494

Exchange Traded on S&P 500 Index
(Expiration Date: 5-17-14; Strike Price: $1,750.00) (I)	1,400	1,260

Exchange Traded on S&P 500 Index
(Expiration Date: 6-21-14; Strike Price: $1,775.00) (I)	1,600	15,920

Exchange Traded on S&P 500 Index
(Expiration Date: 6-21-14; Strike Price: $1,800.00) (I)	1,900	25,080

Exchange Traded on S&P 500 Index
(Expiration Date: 7-19-14; Strike Price: $1,750.00) (I)	1,800	25,200

Exchange Traded on S&P 500 Index
(Expiration Date: 9-20-14; Strike Price: $1,775.00) (I)	2,700	90,990

Over the Counter on Brazil Bovespa Index
(Expiration Date: 7-16-14; Strike Price: BRL 48,667.55;
Counterparty: Credit Suisse Securities) (I)	74	24,015

Over the Counter on Brazil Bovespa Index
(Expiration Date: 7-16-14; Strike Price: BRL 48,787.57;
Counterparty: Goldman Sachs & Company) (I)	71	23,821

Over the counter on Financial Select Sector SPDR Fund
(Expiration Date: 6-20-14; Strike Price: $21.00;
Counterparty: Deutsche Bank Securities) (I)	70,491	12,778

Over the counter on Financial Select Sector SPDR
Fund (Expiration Date: 8-15-14; Strike Price: $21.00;
Counterparty: Credit Suisse Securities) (I)	185,743	71,704

Over the Counter on USD vs. EUR
(Expiration Date: 1-5-15; Strike Price: EUR 1.30;
Counterparty: JP Morgan Chase) (I)	1,235,807	8,483

Total investments (Cost $164,846,301)† 96.6%		$165,225,375

Other assets and liabilities, net 3.4%*		$5,830,411

Total net assets 100.0%		$171,055,786

Investments Sold Short (40.8)%

Exchange-Traded Funds

Alerian MLP ETF	(7,900)	(143,069)

Consumer Staples Select Sector SPDR Fund	(91,980)	(4,069,195)

Financial Select Sector SPDR Fund	(56,400)	(1,238,544)

Global X FTSE Colombia 20 ETF	(23,513)	(447,217)

Health Care Select Sector SPDR Fund	(94,470)	(5,490,596)

iShares Core S&P Small-Cap ETF	(30,215)	(3,236,933)

iShares Global Utilities ETF	(4,900)	(240,394)

iShares iBoxx Investment Grade Corporate Bond ETF	(12,270)	(1,449,701)

iShares MSCI Brazil Capped ETF	(19,541)	(919,209)

See notes to financial statements	Semiannual report | Seaport Fund	17

	Shares/Par	Value
Exchange-Traded Funds (continued)

iShares MSCI Emerging Markets Index Fund	(27,480)	($1,135,748)

IShares MSCI Frontier 100 ETF	(3,100)	(115,258)

iShares MSCI Turkey Index Fund	(17,440)	(927,982)

iShares Nasdaq Biotechnology ETF	(10,920)	(2,514,330)

iShares North American Tech-Multimedia Networking ETF	(24,100)	(802,289)

iShares North American Tech-Software ETF	(12,280)	(974,172)

iShares PHLX Semiconductor ETF	(12,720)	(994,577)

iShares Russell 2000 Growth ETF	(41,825)	(5,399,189)

iShares Russell 2000 Index ETF	(31,945)	(3,577,201)

iShares Russell Mid-Cap Growth ETF	(40,631)	(3,434,132)

iShares U.S. Medical Devices ETF	(1,100)	(104,522)

iShares US Telecommunications ETF	(13,600)	(398,888)

Market Vectors Agribusiness ETF	(43,162)	(2,359,667)

Market Vectors Oil Service ETF	(10,410)	(542,569)

Powershares Dynamic Retail Portfolio	(7,450)	(246,446)

Powershares QQQ Trust Series 1	(23,102)	(2,018,884)

SPDR S&P 500 ETF Trust	(32,380)	(6,101,363)

SPDR S&P Biotech ETF	(32,600)	(4,196,598)

SPDR S&P Metals & Mining ETF	(7,350)	(308,259)

SPDR S&P Oil & Gas Exploration & Production ETF	(2,320)	(180,055)

SPDR S&P Pharmaceuticals ETF	(13,000)	(1,245,660)

SPDR S&P Regional Banking ETF	(89,950)	(3,462,176)

SPDR S&P Retail ETF	(14,294)	(1,193,835)

Vanguard Consumer Staples ETF	(6,100)	(693,093)

Vanguard FTSE Developed Markets ETF	(145,319)	(6,091,772)

Vanguard FTSE Emerging Markets ETF	(57,440)	(2,351,594)

Vanguard FTSE Europe ETF	(7,400)	(447,774)

Wisdomtree India Earnings Fund	(40,425)	(772,118)

Total Investments Sold Short (Cost ($68,827,654))		(69,825,009)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
KRW	Korean Won
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 4-30-14, the value segregated was $38,691,862.
*	Includes investments sold short.
†	At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $164,846,301. Net unrealized appreciation aggregated $379,074 of which $7,264,631 related to appreciated investment securities and $6,885,557 related to depreciated investment securities.

18	Seaport Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

The fund had the following country composition as a percentage of net assets on 4-30-14.

United States	71.1%
Ireland	5.8%
United Kingdom	4.0%
Netherlands	3.5%
Japan	3.1%
France	2.3%
Switzerland	1.7%
Belgium	1.2%
Denmark	0.9%
Bermuda	0.8%
Other Countries	5.6%

Total	100.0%

See notes to financial statements	Semiannual report | Seaport Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $164,846,301)	$165,225,375
Cash	17,993,879
Foreign currency, at value (Cost $1,234)	1,236
Cash held at broker for futures contracts	527,250
Cash collateral for option contracts	201,180
Cash held at broker for securities sold short	58,025,884
Receivable for investments sold	1,595,560
Receivable for fund shares sold	119,107
Receivable for forward foreign currency exchange contracts	446
Dividends receivable	180,072
Swap contracts, at value (includes net unamortized upfront payment
of $4,831)	4,994
Receivable due from advisor	12,756
Other receivables and prepaid expenses	67,342

Total assets	243,955,081

Liabilities

Investments sold short, at value (Proceeds received $68,827,654)	69,825,009
Payable for investments purchased	2,725,423
Written options, at value (Premiums received $166,737)	90,146
Swap contracts, at value (includes net unamortized upfront payment
of $28,868)	40,301
Payable for futures variation margin	57,290
Dividends payable for short sales	24,762
Payable for broker fees and expenses on short sales	52,849
Payable to affiliates
Accounting and legal services fees	4,087
Transfer agent fees	735
Trustees’ fees	972
Other liabilities and accrued expenses	77,721

Total liabilities	72,899,295

Net assets	$171,055,786

Net assets consist of

Paid-in capital	$173,144,353
Net investment loss	(990,785)
Accumulated net realized gain (loss) on investments, securities sold short, futures contracts, options written, foreign currency transactions and
swap agreements	(710,002)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options written, translation of assets and
liabilities in foreign currencies and swap agreements	(387,780)

Net assets	$171,055,786

20	Seaport Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,555,407 ÷ 157,330 shares)[1]	$9.89
Class I ($3,422,681 ÷ 345,656 shares)	$9.90
Class R6 ($99,102 ÷ 10,000 shares)	$9.91
Class NAV ($165,978,596 ÷ 16,747,847 shares)	$9.91

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.41

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Seaport Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-14 (unaudited)1

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$473,799
Interest	1,533
Less foreign taxes withheld	(17,925)

Total investment income	457,407

Expenses

Investment management fees	801,330
Distribution and service fees	1,087
Accounting and legal services fees	10,684
Transfer agent fees	1,499
Trustees’ fees	1,749
State registration fees	19,222
Printing and postage	356
Professional fees	143,255
Custodian fees	26,711
Registration and filing fees	32,416
Dividends on investments sold short	287,876
Broker fees and expenses on short sales	224,491
Other	5,308

Total expenses	1,555,984
Less expense reductions	(107,792)

Net expenses	1,448,192

Net investment loss	(990,785)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(355,509)
Securities sold short	(460,462)
Futures contracts	41,000
Written options	110,598
Swap contracts	(670)
Foreign currency transactions	(44,959)
(710,002)
Change in net unrealized appreciation (depreciation) of
Investments	379,074
Securities sold short	(997,355)
Futures contracts	164,422
Written options	76,591
Swap contracts	(11,270)
Translation of assets and liabilities in foreign currencies	758
(387,780)
Net realized and unrealized loss	(1,097,782)

Decrease in net assets from operations	($2,088,567)

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

22	Seaport Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

Period
ended
4-30-14
(Unaudited)[1]

Increase (decrease) in net assets

From operations
Net investment loss	($990,785)
Net realized loss	(710,002)
Change in net unrealized appreciation (depreciation)	(387,780)

Decrease in net assets resulting from operations	(2,088,567)

From fund share transactions	173,144,353

Total increase	171,055,786

Net assets

Beginning of period	—

End of period	$171,055,786

Net investment loss	($990,785)

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

See notes to financial statements	Semiannual report | Seaport Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
period ended
4-30-14
(unaudited)[1]

Cash flows from operating activities

Net decrease in net assets from operations	($2,088,567)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(227,187,976)
Long-term investments sold	63,191,144
Purchases to cover short sales	(30,983,836)
Proceeds from short sales	99,351,028
Increase in short-term investments	(1,206,915)
Net amortization of premium (discount)	1,937
Increase in foreign currency	(1,236)
Increase in cash held at broker for futures contracts	(527,250)
Increase in cash collateral for option contracts	(201,180)
Increase in cash held at broker for securities sold short	(58,025,884)
Increase in receivable for investments sold	(1,595,560)
Increase in unrealized appreciation/depreciation for forward foreign currency
exchange contracts	(446)
Increase in dividends and interest receivable	(180,072)
Decrease in unrealized appreciation/depreciation of swap contracts	35,307
Increase in receivable due from advisor	(12,756)
Increase in other assets	(67,342)
Increase in payable for investments purchased	2,725,423
Increase in payable for written options	90,146
Increase in payable for futures variation margin	57,290
Increase in payable to affiliates	5,794
Increase in other liabilities and accrued expenses	77,721
Increase in dividends payable for short sales	24,762
Net change in unrealized (appreciation) depreciation on investments	(379,074)
Net change in unrealized (appreciation) depreciation on investments sold short	997,355
Net realized loss on investments	355,509
Net realized loss on investments sold short	460,462

Net cash used in operating activities	($155,084,216)

Cash flows from financing activities
Increase in payable for broker fees and expenses on short sales	$52,849
Fund shares sold	173,420,120
Fund shares repurchased	(275,767)
Increase in receivable for fund shares sold	(119,107)

Net cash provided by financing activities	$173,078,095

Net increase in cash	$17,993,879

Cash at beginning of period	—

Cash at end of period	$17,993,879

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

24	Seaport Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.08)
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (%)[3,4]	(1.10)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	5.12[6]
Expenses including reductions	3.20[6,7]
Net investment loss	(2.25)[6]
Portfolio turnover (%)	198

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Expenses including reductions excluding the impact of dividends on investments sold short and broker fees and expenses on short sales were 2.24% for the period ended 4-30-14.

CLASS I SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.07)
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.10)
Net asset value, end of period	$9.90
Total return (%)[3]	(1.00)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	3.86[5]
Expenses including reductions	2.90[5,6]
Net investment loss	(1.90)[5]
Portfolio turnover (%)	198

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period.
4 Not annualized.
5 Annualized.
6 Expenses including reductions excluding the impact of dividends on investments sold short and broker fees and expenses on short sales were 1.94% for the period ended 4-30-14.

See notes to financial statements	Semiannual report | Seaport Fund	25

CLASS R6 SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.07)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.09)
Net asset value, end of period	$9.91
Total return (%)[3]	(0.90)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.55[6]
Expenses including reductions	2.70[6,7]
Net investment loss	(1.87)[6]
Portfolio turnover (%)	198

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Expenses including reductions excluding the impact of dividends on investments sold short and broker fees and expenses on short sales were 1.74% for the period ended 4-30-14.

CLASS NAV SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.07)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.09)
Net asset value, end of period	$9.91
Total return (%)[3]	(0.90)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$166
Ratios (as a percentage of average net assets):
Expenses before reductions	2.87[5]
Expenses including reductions	2.70[5,6]
Net investment loss	(1.85)[5]
Portfolio turnover (%)	198

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period.
4 Not annualized.
5 Annualized.
6 Expenses including reductions excluding the impact of dividends on investments sold short and broker fees and expenses on short sales were 1.74% for the period ended 4-30-14.

26	Seaport Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Seaport Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

The fund commenced operations on December 20, 2013.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the

Semiannual report | Seaport Fund 27

Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$17,215,209	$15,186,611	$2,028,598	—
Consumer Staples	4,656,439	3,931,090	725,349	—
Energy	878,799	878,799	—	—
Financials	33,529,430	16,575,923	16,953,507	—
Health Care	45,820,195	38,496,144	7,324,051	—
Industrials	18,683,335	12,703,857	5,979,478	—
Information Technology	40,910,500	39,678,072	1,232,428	—
Materials	1,463,410	1,201,764	261,646	—
Telecommunication
Services	1,547,594	—	1,547,594	—
Warrants	11,267	11,267	—	—
Purchased Options	509,197	340,393	168,804	—

Total Investments in
Securities	$165,225,375	$129,003,920	$36,221,455	—
Investments sold short
and other financial
instruments:
Exchange-Traded Funds	($69,825,009)	($69,825,009)	—	—
Futures	$164,422	$164,422	—	—
Forward Foreign Currency	$446	—	$446	—
Written Options	($90,146)	($62,497)	($27,649)	—
Credit Default Swaps	($35,307)	—	($35,307)	—

Securities Sold Short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan. At April 30, 2014, the fund paid $287,876 in dividends on short sales, as shown in the Statement of operations.

28 Seaport Fund | Semiannual report

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement. At April 30, 2014, the fund incurred broker fees and expenses on short sales in the amount of $224,491, as shown in the Statement of operations.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate with its custodian, cash or securities, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At April 30, 2014, the fund had cash collateral held at the broker for short sales in the amount of $58,025,884, as shown in the Statement of assets and liabilities. In addition, at April 30, 2014, the fund had segregated securities at the custodian with market value of $38,691,862 as shown in the Fund’s investments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold and securities sold short are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Semiannual report | Seaport Fund 29

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the period ended April 30, 2014 were $236. For the period ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount

30 Seaport Fund | Semiannual report

shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash held at broker for futures contracts, cash collateral for option contracts and cash held at broker for securities sold short.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options, and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use

Semiannual report | Seaport Fund 31

of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the period ended April 30, 2014, the fund used futures contracts to manage against anticipated changes in securities markets. During the period ended April 30, 2014, the fund held futures contracts with notional values up to approximately $11.8 million, as measured at each quarter end. The following table summarizes the contracts held at April 30, 2014.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

NASDAQ 100	35	Short	Jun 2014	($2,509,906)	($2,501,275)	$8,631
E-Mini Futures
Russell 2000 Mini	56	Short	Jun 2014	(6,497,770)	(6,292,160)	205,610
Index Futures
S&P 500 Index	32	Short	Jun 2014	(2,954,821)	(3,004,640)	(49,819)
E-Mini Futures
						$164,422

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the period ended April 30, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values up to approximately $615,000, as measured at each quarter end. The following table summarizes the contracts held at April 30, 2014.

32 Seaport Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	615,174	JPY	62,828,000	BNP Paribas SA	6-20-14	$446	—	$446

						$446	—	$446

Currency Abbreviation
JPY	Japanese Yen
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the period ended April 30, 2014, the fund used purchased options to manage against anticipated changes in securities markets and currency exchange rates, and gain exposure to certain securities markets. During the period ended April 30, 2014, the fund held purchased options with market values up to $509,197, as measured at each quarter end.

During the period ended April 30, 2014, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund’s written options activities during the period ended April 30, 2014 and the contracts held at April 30, 2014.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	—	—
Options written	635,764	$335,940
Option closed	(277,333)	(150,259)
Options exercised	—	—
Options expired	(101,390)	(18,944)
Outstanding, end of period	257,041	$166,737

Semiannual report | Seaport Fund 33

Options on Securities
	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Puts

Cerner Corp.	$50.00	Jun 2014	19	$1,785	($2,375)
iShares Russell	99.00	May 2014	245	12,461	(1,348)
2000 ETF
iShares Russell	101.00	Jun 2014	302	25,887	(19,781)
2000 ETF
WellCare Health	55.00	Jun 2014	16	1,808	(720)
Plans, Inc.
			582	$41,941	($24,224)

Index options

	EXERCISE	EXPIRATION		NUMBER OF
NAME OF ISSUER	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Puts
S&P 500 Index	1,600.00	Jun 2014	USD	19	15,250	(3,278)
S&P 500 Index	1,600.00	Jun 2014	USD	16	13,151	(2,760)
S&P 500 Index	1,550.00	Jul 2014	USD	18	14,345	(4,950)
S&P 500 Index	1,550.00	Sep 2014	USD	8	15,976	(6,480)
S&P 500 Index	1,600.00	Sep 2014	USD	19	26,542	(20,805)
				80	$85,264	($38,273)

Over the Counter Index options

		EXERCISE	EXPIRATION		NUMBER OF
NAME OF ISSUER	COUNTERPARTY	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Puts
Brazil Bovespa	Credit Suisse	40,983.20	Jul 2014	BRL	74	$3,322	($2,301)
Stock Index	Securities
Brazil Bovespa	Goldman Sachs	41,084.27	Jul 2014	BRL	71	5,590	(2,283)
Stock Index	and Company
Financial Select	Deutsche Bank	18.75	Jun 2014	USD	70,491	7,402	(2,060)
Sector SPDR	Securities
Financial Select	Credit Suisse	19.00	Aug 2014	USD	185,743	23,218	(21,005)
Sector SPDR	Securities
					256,379	$39,532	($27,649)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap

34 Seaport Fund | Semiannual report

contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the period ended April 30, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. During the period ended April 30, 2014, the fund held credit default swap contracts with total USD notional amounts up to approximately $425,000, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of April 30, 2014 as a Buyer of protection.

							UNAMORTIZED
					(PAY)/		UPFRONT	UNREALIZED
	REFERENCE	NOTIONAL		USD NOTIONAL	RECEIVED		PAYMENT PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	MATURITY DATE	(RECEIVED)	(DEPRECIATION)	VALUE

JPMorgan	CDX-EMS21V1-5Y	375,000	USD	$375,000	(5.000)%	Jun 2019	($28,868)	($11,433)	($40,301)
Chase
JPMorgan	ITRAXX-	50,000	USD	50,000	(1.000)%	Jun 2019	4,831	163	4,994
Chase	CEEMEACORPS21

				$425,000			($24,037)	($11,270)	($35,307)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2014 by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Investments, at value*	Purchased options	$34,923	—

Foreign exchange	Investments, at value*	Purchased options	8,483	—
contracts

Foreign exchange	Receivable/payable for	Forward foreign	446	—
contracts	forward foreign currency	currency contracts
	exchange contracts
Equity contracts	Investments, at value*	Purchased options	465,791	—

Equity contracts	Written options, at value	Written options	—	($90,146)

Equity contracts	Receivable/payable for	Futures†	214,241	(49,819)
	futures

Credit contracts	Swap contracts, at value	Credit default	4,994	(40,301)
		swaps

* Purchased options are included in the Fund’s investments.
† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Semiannual report | Seaport Fund 35

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended April 30, 2014:

	STATEMENT OF	INVESTMENTS				FOREIGN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	SWAP	CURRENCY
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign	Net realized	$17,954	—	—	—	($24,465)	($6,511)
exchange	gain (loss)
contracts

Equity	Net realized	(504,075)	$110,598	$41,000	—	—	(352,477)
contracts	gain (loss)

Credit	Net realized	—	—	—	($670)	—	(670)
contracts	gain (loss)

Total		($486,121)	$110,598	$41,000	($670)	($24,465)	($359,658)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended April 30, 2014:

						TRANSLATION
						OF ASSETS
		INVESTMENTS				AND LIABILITIES
	STATEMENT OF	(PURCHASED	FUTURES	WRITTEN	SWAP	IN FOREIGN
RISK	OPERATIONS LOCATION	OPTIONS)	CONTRACTS	OPTIONS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in unreal-	$803	—	—	—	—	$803
contracts	ized appreciation
	(depreciation)

Foreign	Change in unreal-	(6,729)	—	—	—	$446	(6,283)
exchange	ized appreciation
contracts	(depreciation)

Equity	Change in unreal-	(205,672)	$164,422	$76,591	—	—	35,341
contracts	ized appreciation
	(depreciation)

Credit	Change in unreal-	—	—	—	($11,270)	—	(11,270)
contracts	ized appreciation
	(depreciation)

Total		($211,598)	$164,422	$76,591	($11,270)	$446	$18,591

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

36 Seaport Fund | Semiannual report

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of 1.50% of the fund’s average daily net assets. The Advisor has subadvisory agreements with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class A shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.55% of average annual net assets (on an annualized basis) attributable to Class A shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class I shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.25% of average annual net assets (on an annualized basis) attributable to Class I shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until February 28, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the Expenses of the fund exceed 0.25% of the average annual net assets (on an annualized basis) of the fund. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees,

Semiannual report | Seaport Fund 37

printing and postage, borrowing costs, prime brokerage fees, acquired fund fees and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the period ended April 30, 2014, these expense reductions amounted to the following:

CLASS A	CLASS I	CLASS R6	CLASS NAV	TOTAL

$6,957	$7,550	$6,484	$86,801	$107,792

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2014 were equivalent to a net annual effective rate of 1.30% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30%, expressed as an annual percentage of average daily net assets for Class A shares, for distribution and service fees under these arrangements.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,074 for the period ended April 30, 2014. Of this amount, $1,341 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,620 was paid as sales commissions to broker-dealers and $113 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended April 30, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

38 Seaport Fund | Semiannual report

Class level expenses. Class level expenses for the period ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,087	$501	$6,408	$108
Class I	—	991	6,407	237
Class R6	—	7	6,407	11

Total	$1,087	$1,499	$19,222	$356

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2014 were as follows:

	Period ended 4-30-14[1]
	Shares	Amount
Class A shares

Sold	169,390	$1,713,000
Repurchased	(12,060)	(123,002)

Net increase	157,330	$1,589,998

Class I shares

Sold	360,626	$3,653,180
Repurchased	(14,970)	(152,765)

Net increase	345,656	$3,500,415

Class R6 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class NAV shares

Sold	16,747,847	$167,953,940

Net increase	16,747,847	$167,953,940

Total net increase	17,260,833	$173,144,353

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

Affiliates of the fund owned 7%, 3%, 100% and 100% of shares of beneficial interest of Class A, Class I, Class R6 and Class NAV, respectively, on April 30, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $258,171,812 and $162,542,172, respectively, for the period ended April 30, 2014.

Semiannual report | Seaport Fund 39

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2014, funds within the John Hancock group of funds complex held 97.0% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Alternative Asset Allocation Fund	32.8%
John Hancock Lifestyle Growth Portfolio	24.7%
John Hancock Lifestyle Balanced Portfolio	21.8%
John Hancock Lifestyle Aggressive Portfolio	8.0%
John Hancock Lifestyle Moderate Portfolio	5.5%

40 Seaport Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Seaport Fund 41

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Seaport Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	437SA 4/14
MF184485	6/14

John Hancock Enduring Equity Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 20, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-20-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,074.40	$7.07	1.90%

Class I	1,000.00	1,075.50	5.96	1.60%

Class R6	1,000.00	1,075.50	5.59	1.50%

Class NAV	1,000.00	1,075.50	5.36	1.44%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

6	Enduring Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[2]	expense ratio

Class A	$1,000.00	$1,015.40	$9.49	1.90%

Class I	1,000.00	1,016.90	8.00	1.60%

Class R6	1,000.00	1,017.40	7.50	1.50%

Class NAV	1,000.00	1,017.70	7.20	1.44%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period).

2 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Enduring Equity Fund	7

Portfolio summary

Top 10 Holdings (39.2% of Net Assets on 4-30-14)[1,2]

National Grid PLC	4.9%	Guangdong Investment, Ltd.	3.5%

UGI Corp.	4.5%	Vinci SA	3.5%

NextEra Energy, Inc.	4.4%	ENN Energy Holdings, Ltd.	3.5%

Suez Environnement Company	4.1%	Groupe Bruxelles Lambert SA	3.5%

Enbridge, Inc.	3.9%	Severn Trent PLC	3.4%

Sector Composition[1,3]

Utilities	61.0%	Telecommunication Services	3.3%

Industrials	11.4%	Consumer Discretionary	3.1%

Energy	11.4%	Other Assets	3.0%

Financials	6.8%

Country Composition[1]

United States	23.4%

Hong Kong	15.8%

United Kingdom	11.5%

Canada	10.0%

France	7.6%

Italy	6.1%

China	5.2%

Belgium	3.5%

Norway	3.3%

Spain	3.2%

South Korea	2.6%

Switzerland	2.1%

Japan	1.7%

Brazil	1.0%

Other Assets	3.0%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents are not included.

3 While the fund is not managed to track a benchmark, its multiple strategies and focus on investments in certain sectors may lead it to lag broad market rallies. The fund is non-diversified and holds a limited number of securities, making it vulnerable to events affecting a single issuer. Master limited partnerships and other energy companies are susceptible to changes in energy and commodity prices. Natural resources investments are subject to political and regulatory developments and the uncertainty of exploration. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, especially in emerging markets, such as currency and market volatility and political and social instability. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Illiquid securities may be difficult to sell at a price approximating their value. REITs may decline in value, just like direct ownership of real estate. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

8	Enduring Equity Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value
Common Stocks 97.0%		$104,934,440

(Cost $96,521,189)

Consumer Discretionary 3.1%		3,409,950

Media 3.1%

Comcast Corp., Class A	65,880	3,409,950

Energy 11.4%		12,315,033

Oil, Gas & Consumable Fuels 11.4%

Enbridge Energy Management LLC (I)	85,085	2,499,796

Enbridge, Inc.	87,200	4,207,845

Kunlun Energy Company, Ltd.	1,584,000	2,470,962

TransCanada Corp.	67,300	3,136,430

Financials 6.8%		7,306,674

Diversified Financial Services 3.5%

Groupe Bruxelles Lambert SA	37,217	3,763,007

Real Estate Investment Trusts 3.3%

Equity Lifestyle Properties, Inc.	84,635	3,543,667

Industrials 11.4%		12,337,267

Construction & Engineering 3.5%

Vinci SA	50,240	3,793,437

Industrial Conglomerates 2.6%

Beijing Enterprises Holdings, Ltd.	321,500	2,787,333

Road & Rail 3.3%

Canadian National Railway Company	60,300	3,532,010

Transportation Infrastructure 2.0%

Flughafen Zuerich AG	3,526	2,224,487

Telecommunication Services 3.3%		3,568,937

Diversified Telecommunication Services 3.3%

Telenor ASA	151,889	3,568,937

Utilities 61.0%		65,996,579

Electric Utilities 19.4%

Cheung Kong Infrastructure Holdings, Ltd.	551,000	3,597,256

Korea Electric Power Corp., ADR	144,265	2,761,232

NextEra Energy, Inc.	47,755	4,768,337

Power Assets Holdings, Ltd.	326,000	2,818,062

Red Electrica Corp. SA	42,597	3,506,418

SSE PLC	137,719	3,551,291

See notes to financial statements	Semiannual report | Enduring Equity Fund	9

	Shares	Value
Gas Utilities 14.4%

ENN Energy Holdings, Ltd.	540,000	$3,766,476

Hong Kong & China Gas Company, Ltd.	665,260	1,535,025

Osaka Gas Company, Ltd.	484,000	1,824,342

Snam SpA	586,745	3,529,238

UGI Corp.	104,165	4,863,464

Independent Power and Renewable Electricity Producers 4.5%

China Longyuan Power Group Corp., H Shares	1,827,000	1,879,448

Enel Green Power SpA	1,057,162	3,025,601

Multi-Utilities 14.8%

National Grid PLC	369,416	5,250,601

PG&E Corp.	65,005	2,962,928

Suez Environnement Company	227,176	4,463,900

Wisconsin Energy Corp.	68,245	3,308,518

Water Utilities 7.9%

Cia de Saneamento Basico do Estado de Sao Paulo	111,321	1,054,423

Guangdong Investment, Ltd.	3,528,000	3,840,218

Severn Trent PLC	118,371	3,689,801

Total investments (Cost $96,521,189)† 97.0%		$104,934,440

Other assets and liabilities, net 3.0%		$3,291,493

Total net assets 100.0%		$108,225,933

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Reciept

(I) Non-income producing security.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $96,521,189. Net unrealized appreciation aggregated $8,413,251 of which $9,724,407 related to appreciated investment securities and $1,311,156 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 4-30-14:

United States	23.4%
Hong Kong	15.8%
United Kingdom	11.5%
Canada	10.0%
France	7.6%
Italy	6.1%
China	5.2%
Belgium	3.5%
Norway	3.3%
Spain	3.2%
South Korea	2.6%
Switzerland	2.1%
Japan	1.7%
Brazil	1.0%
Other Assets	3.0%

Total	100.0%

10	Enduring Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $96,521,189)	$104,934,440
Cash	2,977,810
Foreign currency, at value (Cost $97,357)	97,336
Receivable for fund shares sold	7,198
Dividends receivable	193,934
Receivable due from advisor	13,317
Other receivables and prepaid expenses	60,632

Total assets	108,284,667

Liabilities

Payable to affiliates
Accounting and legal services fees	2,526
Transfer agent fees	48
Trustees’ fees	753
Other liabilities and accrued expenses	55,407

Total liabilities	58,734

Net assets	$108,225,933

Net assets consist of

Paid-in capital	$100,686,364
Undistributed net investment income	1,828,681
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(2,702,335)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	8,413,223

Net assets	$108,225,933

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($450,401 ÷ 41,948 shares)[1]	$10.74
Class I ($107,452 ÷ 10,000 shares)	$10.75
Class R6 ($107,488 ÷ 10,000 shares)	$10.75
Class NAV ($107,560,592 ÷ 10,004,931 shares)	$10.75

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.31

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Enduring Equity Fund	11

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-14 (unaudited)1

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,481,150
Less foreign taxes withheld	(69,091)

Total investment income	2,412,059

Expenses

Investment management fees	443,061
Distribution and service fees	163
Accounting and legal services fees	7,384
Transfer agent fees	127
Trustees’ fees	1,342
State registration fees	19,222
Printing and postage	38
Professional fees	32,058
Custodian fees	30,925
Registration and filing fees	28,826
Other	4,928

Total expenses	568,074
Less expense reductions	(34,724)

Net expenses	533,350

Net investment income	1,878,709

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,661,967)
Foreign currency transactions	(40,368)

(2,702,335)
Change in net unrealized appreciation (depreciation) of
Investments	8,413,251
Translation of assets and liabilities in foreign currencies	(28)

8,413,223

Net realized and unrealized gain	5,710,888

Increase in net assets from operations	$7,589,597

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

12	Enduring Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

Period
ended
4-30-14
(Unaudited)[1]
Increase (decrease) in net assets

From operations
Net investment income	$1,878,709
Net realized loss	(2,702,335)
Change in net unrealized appreciation (depreciation)	8,413,223

Increase in net assets resulting from operations	7,589,597

Distributions to shareholders
From net investment income
Class A	(35)
Class I	(45)
Class R6	(48)
Class NAV	(49,900)

Total distributions	(50,028)

From fund share transactions	100,686,364

Total increase	108,225,933

Net assets

Beginning of period	—

End of period	$108,225,933

Undistributed net investment income	$1,828,681

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

See notes to financial statements	Semiannual report | Enduring Equity Fund	13

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.16[3]
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.74
Less distributions
From net investment income	—[4]
Net asset value, end of period	$10.74
Total return (%)[5,6]	7.44[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.87[9]
Expenses including reductions	1.90[9]
Net investment income	2.72[3,9]
Portfolio turnover (%)	9

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.17 and 1.70%, respectively.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Less than $500,000.
9 Annualized.

14	Enduring Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.18[3]
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.75
Less distributions
From net investment income	—[4]
Net asset value, end of period	$10.75
Total return (%)[5]	7.55[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.06[8]
Expenses including reductions	1.60[8]
Net investment income	3.23[3,8]
Portfolio turnover (%)	9

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.17 and 1.70%, respectively.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R6 SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.19[3]
Net realized and unrealized gain on investments	0.56
Total from investment operations	0.75
Less distributions
From net investment income	—[4]
Net asset value, end of period	$10.75
Total return (%)[5]	7.55[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.96[8]
Expenses including reductions	1.50[8]
Net investment income	2.72[3,8]
Portfolio turnover (%)	9

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.17 and 1.70%, respectively.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | Enduring Equity Fund	15

CLASS NAV SHARES Period ended	4-30-14[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.19[3]
Net realized and unrealized gain on investments	0.56
Total from investment operations	0.75
Less distributions
From net investment income	—[4]
Net asset value, end of period	$10.75
Total return (%)[5]	7.55[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$108
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49[7]
Expenses including reductions	1.44[7]
Net investment income	3.23[3,7]
Portfolio turnover (%)	9

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.17 and 1.70%, respectively.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Annualized.

16	Enduring Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Enduring Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The fund commenced operations on December 20, 2013.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,

Semiannual report | Enduring Equity Fund	17

these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$3,409,950	$3,409,950	—	—
Energy	12,315,033	9,844,071	$2,470,962	—
Financials	7,306,674	3,543,667	3,763,007	—
Industrials	12,337,267	3,532,010	8,805,257	—
Telecommunication
Services	3,568,937	—	3,568,937	—
Utilities	65,996,579	19,718,902	46,277,677	—

Total Investments in
Securities	$104,934,440	$40,048,600	$64,885,840	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

18	Enduring Equity Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the period ended April 30, 2014 were $231. For the period ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Enduring Equity Fund	19

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.200% of the first $250 million of the fund’s average daily net assets; and (b) 1.150% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense to 1.90%, 1.60%, and 1.50% for Class A, Class I, and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at

20	Enduring Equity Fund | Semiannual report

least February 28, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until February 28, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the period ended April 30, 2014, these expense reductions amounted to the following:

CLASS A	CLASS I	CLASS R6	CLASS NAV	TOTAL

$6,490	$6,421	$6,419	$15,394	$34,724

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2014 were equivalent to a net annual effective rate of 1.11% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30%, expressed as an annual percentage of average daily net assets for Class A shares, for distribution and service fees under these arrangements.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $605 for the period ended April 30, 2014. Of this amount, $92 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $510 was paid as sales commissions to broker-dealers and $3 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended April 30, 2014, there were no CDSCs received by the Distributor for Class A shares.

Semiannual report | Enduring Equity Fund	21

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICES FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$163	$74	$6,408	$16
Class I	—	46	6,407	11
Class R6	—	7	6,407	11
Total	$163	$127	$19,222	$38

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2014 were as follows:

	Period ended 4-30-14[1]
	Shares	Amount
Class A shares

Sold	41,948	$436,464

Net increase	41,948	$436,464

Class I shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class NAV shares

Sold	10,000,000	$100,000,000
Distributions reinvested	4,931	49,900

Net increase	10,004,931	$100,049,900

Total net increase	10,066,879	$100,686,364

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

22	Enduring Equity Fund | Semiannual report

Affiliates of the fund owned 24%, 100%, 100% and 100% of shares of beneficial interest of Class A, Class I, Class R6 and Class NAV, respectively, on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $108,204,991 and $9,021,835, respectively, for the period ended April 30, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2014, funds within the John Hancock group of funds complex held 99.4% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Conservative Portfolio	76.2%
John Hancock Lifestyle Moderate Portfolio	23.2%

Semiannual report | Enduring Equity Fund	23

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

24	Enduring Equity Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Enduring Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	438SA 4/14
MF184486	6/14

John Hancock

Small Cap Core Fund

Semiannual report

4.30.14

John Hancock Small Cap Core Fund

Table of contents

Your expenses	Page 3
Portfolio summary	Page 4
Fund’s investments	Page 5
Financial statements	Page 8
Financial highlights	Page 11
Notes to financial statements	Page 14
More information	Page 19

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 20, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-20-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio
Class A	$1,000.00	$997.00	$5.34	1.49%
Class I	1,000.00	998.00	4.19	1.17%
Class NAV	1,000.00	999.00	3.80	1.06%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[2]	expense ratio
Class A	$1,000.00	$1,017.40	$7.45	1.49%
Class I	1,000.00	1,019.00	5.85	1.17%
Class NAV	1,000.00	1,019.50	5.31	1.06%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period).

2 Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Portfolio Summary

Top 10 Holdings (23.8% of Net Assets on 4-30-14)[1]
Bio-Rad Laboratories, Inc., Class A	2.9%
Emergent Biosolutions, Inc.	2.6%
Greatbatch, Inc.	2.5%
Derma Sciences, Inc.	2.4%
Susser Holdings Corp.	2.4%
Tenneco, Inc.	2.3%
BBCN Bancorp, Inc.	2.3%
The Cooper Companies, Inc.	2.2%
MasTec, Inc.	2.1%
Kodiak Oil & Gas Corp.	2.1%

Sector Composition[1,2]
Industrials	21.4%
Consumer Discretionary	17.1%
Financials	15.1%
Health Care	14.9%
Information Technology	13.3%
Materials	4.5%
Consumer Staples	4.3%
Energy	3.8%
Investment Companies	0.8%
Other Assets	4.8%

Portfolio Composition[1]
Common Stocks	94.4%
Investment Companies	0.8%
Other Assets	4.8%

1 As a percentage of net assets on 4-30-14.

2 The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

4

Small Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 94.4%		$189,096,708

(Cost $187,655,862)

Consumer Discretionary 17.1%		34,341,353

Auto Components 2.3%
Tenneco, Inc. (I)	78,094	4,675,488

Diversified Consumer Services 1.3%
Hillenbrand, Inc.	86,027	2,615,221

Hotels, Restaurants & Leisure 5.0%
Del Frisco's Restaurant Group, Inc. (I)	76,109	1,979,595
Einstein Noah Restaurant Group, Inc.	265,232	4,073,964
Vail Resorts, Inc.	58,235	4,031,609

Internet & Catalog Retail 0.8%
HomeAway, Inc. (I)	49,819	1,625,096

Media 3.7%
AMC Entertainment Holdings, Inc., Class A (I)	98,344	2,275,680
Cinemark Holdings, Inc.	116,050	3,437,401
Martha Stewart Living Omnimedia, Inc., Class A (I)	417,790	1,633,559

Specialty Retail 1.0%
Francesca's Holdings Corp. (I)	118,041	1,931,151

Textiles, Apparel & Luxury Goods 3.0%
Crocs, Inc. (I)	165,983	2,511,323
Movado Group, Inc.	90,409	3,551,266

Consumer Staples 4.3%		8,640,963

Food & Staples Retailing 2.4%
Susser Holdings Corp. (I)	62,788	4,858,535

Food Products 1.1%
Amira Nature Foods, Ltd. (I)	139,642	2,172,830

Household Products 0.8%
Central Garden & Pet Company, Class A (I)	194,631	1,609,598

Energy 3.8%		7,510,897

Energy Equipment & Services 1.7%
Dawson Geophysical Company	40,146	1,134,526
Forum Energy Technologies, Inc. (I)	75,723	2,261,089

Oil, Gas & Consumable Fuels 2.1%
Kodiak Oil & Gas Corp. (I)	323,783	4,115,282

Financials 15.1%		30,193,987

Banks 6.3%
Banner Corp.	68,918	2,725,018
BBCN Bancorp, Inc.	299,444	4,614,432
Prosperity Bancshares, Inc.	31,923	1,883,457
Texas Capital Bancshares, Inc. (I)	59,134	3,322,739

Capital Markets 4.1%
Evercore Partners, Inc., Class A	56,644	3,026,489
Golub Capital BDC, Inc.	162,744	2,721,080
PennantPark Investment Corp.	233,854	2,502,238

Real Estate Investment Trusts 2.9%
Campus Crest Communities, Inc.	261,769	2,253,831

5

Small Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Financials (continued)

LaSalle Hotel Properties	106,734	3,530,761

Thrifts & Mortgage Finance 1.8%
Brookline Bancorp, Inc.	178,511	1,620,880
EverBank Financial Corp.	106,467	1,993,062

Health Care 14.9%		29,842,735

Biotechnology 2.6%
Emergent Biosolutions, Inc. (I)	197,478	5,205,520

Health Care Equipment & Supplies 8.3%
Derma Sciences, Inc. (I)	472,489	4,885,536
Greatbatch, Inc. (I)	107,856	4,964,612
The Cooper Companies, Inc.	33,442	4,411,334
Tornier NV (I)	146,684	2,489,227

Health Care Providers & Services 1.1%
Patterson Companies, Inc.	52,507	2,137,035

Life Sciences Tools & Services 2.9%
Bio-Rad Laboratories, Inc., Class A (I)	46,664	5,749,471

Industrials 21.4%		42,774,515

Aerospace & Defense 2.0%
Esterline Technologies Corp. (I)	36,878	4,020,440

Air Freight & Logistics 1.9%
Hub Group, Inc., Class A (I)	83,074	3,709,254

Building Products 3.8%
AO Smith Corp.	78,995	3,693,806
Trex Company, Inc. (I)	51,202	4,020,381

Construction & Engineering 2.1%
MasTec, Inc. (I)	107,793	4,266,447

Electrical Equipment 1.0%
AZZ, Inc.	44,443	1,929,715

Machinery 7.1%
Chart Industries, Inc. (I)	24,903	1,698,883
CIRCOR International, Inc.	46,495	3,775,859
CLARCOR, Inc.	56,659	3,272,624
Luxfer Holdings PLC, ADR	138,607	2,737,488
Nordson Corp.	36,552	2,717,641

Trading Companies & Distributors 3.5%
Beacon Roofing Supply, Inc. (I)	87,267	3,104,960
Watsco, Inc.	37,188	3,827,017

Information Technology 13.3%		26,714,683

Communications Equipment 1.9%
Aruba Networks, Inc. (I)	78,241	1,546,825
NETGEAR, Inc. (I)	69,074	2,231,090

Electronic Equipment, Instruments & Components 1.0%
InvenSense, Inc. (I)	91,696	1,974,215

Internet Software & Services 0.9%
Aerohive Networks, Inc. (I)	42,779	443,618
Amber Road, Inc. (I)	14,938	198,974
Borderfree, Inc. (I)	75,177	1,126,903

6

Small Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Information Technology (continued)

Semiconductors & Semiconductor Equipment 1.2%
ON Semiconductor Corp. (I)	269,658	2,537,482

Software 8.3%
A10 Networks, Inc. (I)	28,517	373,288
Cadence Design Systems, Inc. (I)	213,403	3,320,551
FleetMatics Group PLC (I)	43,539	1,307,474
Guidewire Software, Inc. (I)	59,645	2,252,195
Infoblox, Inc. (I)	57,749	1,133,035
NICE Systems, Ltd., ADR	51,040	2,204,928
Qualys, Inc. (I)	54,469	1,050,707
RealPage, Inc. (I)	35,854	636,409
Solera Holdings, Inc.	25,965	1,682,013
SS&C Technologies Holdings, Inc. (I)	69,244	2,694,976

Materials 4.5%		9,077,575

Chemicals 3.3%
Cytec Industries, Inc.	37,569	3,581,077
HB Fuller Company	65,578	3,038,229

Metals & Mining 1.2%
Compass Minerals International, Inc.	26,837	2,458,269

Investment Companies 0.8%		$1,535,936

(Cost $1,507,086)

Unaffiliated Investment Companies 0.8%		1,535,936

PennantPark Floating Rate Capital, Ltd.	110,499	1,535,936

Total investments (Cost $189,162,948)† 95.2%		$190,632,644

Other assets and liabilities, net 4.8%		$9,664,947

Total net assets 100.0%		$200,297,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $189,162,948. Net unrealized appreciation aggregated $1,469,696 of which $6,292,005 related to appreciated investment securities and $4,822,309 related to depreciated investment securities.

7

Financial statements
Statement of assets and liabilities — April 30, 2014 (Unaudited)

Assets

Investments, at value (Cost $189,162,948)	$190,632,644
Cash	8,066,542
Receivable for investments sold	2,635,253
Dividends receivable	78,712
Other receivables and prepaid expenses	17,671

Total assets	201,430,822

Liabilities

Payable for investments purchased	1,090,799
Payable to affiliates
Accounting and legal services fees	3,285
Transfer agent fees	6,734
Trustees' fees	871
Other liabilities and accrued expenses	31,542

Total liabilities	1,133,231

Net assets	$200,297,591

Net assets consist of

Paid-in capital	$198,522,418
Net investment loss	(39,348)
Accumulated net realized gain (loss) on
investments	344,825
Net unrealized appreciation (depreciation) on
investments	1,469,696

Net assets	$200,297,591

Net asset value per share

Based on net asset values and shares
outstanding-the fund has an unlimited number of
shares authorized with no par value
Class A ($99,690 ÷ 10,000 shares)[1]	$9.97
Class I ($281,593 ÷ 28,210 shares)	$9.98
Class NAV ($199,916,308 ÷ 20,021,411 shares) $	9.99

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.49

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

8

Statement of operations — Period ended April 30, 2014 (Unaudited)

Investment income

Dividends	$392,485
Less foreign taxes withheld	(557)

Total investment income	391,928

Expenses

Investment management fees	365,352
Distribution and service fees	109
Accounting and legal services fees	8,119
Transfer agent fees	130
Trustees' fees	1,461
Professional fees	19,638
Custodian fees	9,743
Registration and filing fees	24,352
Other	4,928

Total expenses	433,832
Less expense reductions	(2,556)

Net expenses	431,276

Net investment loss	(39,348)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	344,825

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	1,469,696

Net realized and unrealized gain	1,814,521

Increase in net assets from operations	$1,775,173

See notes to financial statements

9

Statement of changes in net assets

Period ended
4-30-14 1
(Unaudited)
Increase (decrease) in net assets

From operations
Net investment loss	$(39,348)
Net realized gain	344,825
Change in net unrealized appreciation	1,469,696

Increase in net assets resulting from
operations	1,775,173

From fund share transactions	198,522,418

Total increase	200,297,591

Net assets

Beginning of period	—

End of period	$200,297,591

Net investment loss	$(39,348)

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

See notes to financial statements

10

Financial highlights (For a share outstanding throughout the period)

Class A Shares

4-30-14[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss [2]	(0.02)
Net realized and unrealized loss on
investments	(0.01)[3]
Total from investment operations	(0.03)

Net asset value, end of period	$9.97

Total return (%) [4,5]	(0.30)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.50[8]
Expenses including reductions	1.49[8]
Net investment loss	(0.51)[8]
Portfolio turnover (%)	21

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investment of the fund.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements

11

Financial highlights (For a share outstanding throughout the period)

Class I Shares

4-30-14[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income [2]	— [3]
Net realized and unrealized loss on
investments	(0.02)[4]
Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total return (%) [5]	(0.20)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.18[8]
Expenses including reductions	1.17[8]
Net investment loss	(0.08)[8]
Portfolio turnover (%)	21

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investment of the fund.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements

12

Financial highlights (For a share outstanding throughout the period)

Class NAV Shares

4-30-14[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income (loss) [2]	— [3]
Net realized and unrealized loss on
investments	(0.01)[4]
Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return (%) [5]	(0.10)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$200
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.07[7]
Expenses including reductions	1.06[7]
Net investment loss	(0.10)[7]
Portfolio turnover (%)	21

1 Period from 12-20-13 (commencement of operations) to 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investment of the fund.
5 Total returns would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Annualized.

See notes to financial statements

13

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

The fund commenced operations on December 20, 2013.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

14

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the period ended April 30, 2014 were $231. For the period ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund intends to declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

15

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.90% of the first $500,000,000 of the fund’s average daily net assets; b) 0.85% of the next $500,000,000 of the fund’s average daily net assets; and c) 0.80% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Adviser has voluntarily agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.50% and 1.20% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until terminated by the Advisor on notice to the fund.

The expense reductions described above amounted to $2, $4 and $2,550 for Class A, Class I and Class NAV shares, respectively.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2014 were equivalent to a net annual effective rate of 0.89% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its

16

relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which result in payments to the Distributor. Of this amount, a portion is retained and used for printing prospectuses, advertising, sales literature and other purposes; paid as sales commissions to broker-dealers; and paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. During the period ended April 30, 204, there were no payments to the Distributor for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended April 30, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended April 30, 2014 were:

	Distribution and	Transfer
Class	Services Fees	Agent Fee

Class A	$109	$50
Class I	—	80
Total	$109	$130

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

17

Note 5 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2014 were as follows:

	Period ended
	4/30/14[1]

	Shares	Amount
Class A shares
Sold	10,000	$100,000

Net increase	10,000	$100,000

Class I shares
Sold	28,210	$289,389

Net increase	28,210	$289,389

Class NAV shares
Sold	20,193,655	$199,897,243
Repurchased	(172,244)	(1,764,214)

Net increase	20,021,411	$198,133,029

Total net increase	20,059,621	$198,522,418

1 Period from 12-20-13 (commencement of operations) to 4-30-14.

Affiliates of the Trust owned 100%, 35% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $213,091,217 and $24,273,094, respectively, for the period ended April 30, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2014, funds within the John Hancock group of funds complex held 100% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	43.8%
John Hancock Lifestyle Balanced Fund	34.8%
John Hancock Lifestyle Aggressive Fund	21.4%

18

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadvisor
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	Boston, MA 02205-5913	Canton, MA 02021

19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014